UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21624

Allianz Variable Insurance Products Fund of

Funds Trust

(Exact name of registrant as specified in charter)

5701 Golden Hills Drive, Minneapolis, MN (Address of principal executive offices)	55416-1297 (Zip code)

Citi Fund Services Ohio, Inc.,

3435 Stelzer Road,

Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-624-0197

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.	Reports to Stockholders.

AZL® Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Balanced Index Strategy Fund	$1,000.00	$1,038.90	$0.41	0.08%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL Balanced Index Strategy Fund	$1,000.00	$1,024.47	$0.40	0.08%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	50.2%
Domestic Equities	37.6
International Equities	12.2

Total Investment Securities	100.0
Net other assets (liabilities)	— ^

Net Assets	100.0%

^	Represents less than 0.05%.

1

AZL Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
19,802,815	AZL Enhanced Bond Index Fund	$224,167,867
3,915,934	AZL International Index Fund	54,509,800
1,477,333	AZL Mid Cap Index Fund	33,565,016
7,898,004	AZL S&P 500 Index Fund, Class 2	116,416,582
1,253,875	AZL Small Cap Stock Index Fund	17,930,409

Total Affiliated Investment Companies (Cost $355,463,745)		446,589,674

Total Investment Securities (Cost $355,463,745)(a) — 100.0%		446,589,674
Net other assets (liabilities) — 0.0%		133,582

Net Assets — 100.0%		$446,723,256

Percentages indicated are based on net assets as of June 30, 2016.

(a)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in affiliates, at cost	$355,463,745

Investments in affiliates, at value	$446,589,674
Interest and dividends receivable	6
Receivable for capital shares issued	173,120
Receivable for affiliated investments sold	278,207
Prepaid expenses	2,413

Total Assets	447,043,420

Liabilities:
Cash overdraft	278,207
Payable for capital shares redeemed	3,413
Manager fees payable	18,219
Administration fees payable	1,908
Custodian fees payable	3,429
Administrative and compliance services fees payable	283
Trustee fees payable	2,765
Other accrued liabilities	11,940

Total Liabilities	320,164

Net Assets	$446,723,256

Net Assets Consist of:
Capital	$337,639,055
Accumulated net investment income/(loss)	11,661,190
Accumulated net realized gains/(losses) from investment transactions	6,297,082
Net unrealized appreciation/(depreciation) on investments	91,125,929

Net Assets	$446,723,256

Shares of beneficial interest (unlimited number of shares authorized, no par value)	27,843,503
Net Asset Value (offering and redemption price per share)	$16.04

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends from affiliates	$3,422
Dividends	108

Total Investment Income	3,530

Expenses:
Manager fees	107,382
Administration fees	34,529
Custodian fees	5,098
Administrative and compliance services fees	2,143
Trustee fees	7,641
Professional fees	5,896
Shareholder reports	4,114
Other expenses	3,133

Total expenses	169,936

Net Investment Income/(Loss)	(166,406)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(534,304)
Change in net unrealized appreciation/depreciation on investments	17,357,033

Net Realized/Unrealized Gains/(Losses) on Investments	16,822,729

Change in Net Assets Resulting From Operations	$16,656,323

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(166,406)	$9,500,793
Net realized gains/(losses) on investment transactions	(534,304)	9,924,533
Change in unrealized appreciation/depreciation on investments	17,357,033	(19,559,324)

Change in net assets resulting from operations	16,656,323	(133,998)

Distributions to Shareholders:
From net investment income	—	(4,617,163)
From net realized gains	—	(8,184,855)

Change in net assets resulting from distributions to shareholders	—	(12,802,018)

Capital Transactions:
Proceeds from shares issued	19,687,343	46,025,398
Proceeds from dividends reinvested	—	12,802,018
Value of shares redeemed	(22,156,135)	(52,006,249)

Change in net assets resulting from capital transactions	(2,468,792)	6,821,167

Change in net assets	14,187,531	(6,114,849)
Net Assets:
Beginning of period	432,535,725	438,650,574

End of period	$446,723,256	$432,535,725

Accumulated net investment income/(loss)	$11,661,190	$11,827,596

Share Transactions:
Shares issued	1,268,410	2,880,212
Dividends reinvested	—	837,828
Shares redeemed	(1,442,142)	(3,264,041)

Change in shares	(173,732)	453,999

See accompanying notes to the financial statements.

4

AZL Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$15.44		$15.91	$15.40	$13.91	$12.84	$12.63

Investment Activities:
Net Investment Income/(Loss)	—	(a)	0.34	0.16	0.15	0.13	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	0.60		(0.34)	0.78	1.63	1.19	0.20

Total from Investment Activities	0.60		— (a)	0.94	1.78	1.32	0.30

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.23)	(0.25)	(0.19)	(0.09)
Net Realized Gains	—		(0.30)	(0.20)	(0.04)	(0.06)	—

Total Dividends	—		(0.47)	(0.43)	(0.29)	(0.25)	(0.09)

Net Asset Value, End of Period	$16.04		$15.44	$15.91	$15.40	$13.91	$12.84

Total Return(b)	3.89	%(c)	0.01%	6.11%	12.93%	10.29%	2.41%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$446,723		$432,536	$438,651	$413,982	$354,111	$298,174
Net Investment Income/(Loss)(d)	(0.08)%		2.14%	1.02%	1.10%	1.08%	1.10%
Expenses Before Reductions*(d)(e)	0.08%		0.08%	0.08%	0.08%	0.09%	0.09%
Expenses Net of Reductions*(d)	0.08%		0.08%	0.08%	0.08%	0.09%	0.09%
Portfolio Turnover Rate	4	%(c)	11%	9%	8%	7%	6%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL Balanced Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL Balanced Index Strategy Fund	0.05%	0.20%

6

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Enhanced Bond Index Fund	$217,300,256	$—	$—	$224,167,867	$—
AZL International Index Fund	53,818,168	—	—	54,509,800	—
AZL Mid Cap Index Fund	32,048,328	—	—	33,565,016	—
AZL S&P 500 Index Fund, Class 2	112,168,493	—	—	116,416,582	—
AZL Small Cap Stock Index Fund	16,961,754	—	—	17,930,409	—

	$432,296,999	$—	$—	$446,589,674	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,479 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

7

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$446,589,674	$—	$446,589,674

Total Investment Securities	$446,589,674	$—	$446,589,674

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL Balanced Index Strategy Fund	$18,602,322	$21,130,286

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2016, the Fund did not directly invest in derivatives.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $356,887,059. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$91,125,929
Unrealized depreciation	(1,423,314)

Net unrealized appreciation/(depreciation)	$89,702,615

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL Balanced Index Strategy Fund	$4,617,163	$8,184,855	$12,802,018

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL Balanced Index Strategy Fund	$11,827,596	$7,976,594	$—	$72,623,688	$92,427,878

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8

AZL Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 9

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA Multi-Strategy Fund	$1,000.00	$1,032.60	$0.35	0.07%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL DFA Multi-Strategy Fund	$1,000.00	$1,024.52	$0.35	0.07%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	48.3%
Fixed Income	39.5
International Equities	12.2
Money Market	0.3

Total Investment Securities	100.3
Net other assets (liabilities)	(0.3)

Net Assets	100.0%

1

AZL DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (100.0%):
7,373,803	AZL DFA Emerging Markets Core Equity Fund	$61,423,776
46,161,134	AZL DFA Five-Year Global Fixed Income Fund	472,228,397
9,526,914	AZL DFA International Core Equity Fund	82,884,151
46,488,642	AZL DFA U.S. Core Equity Fund	455,123,803
12,554,025	AZL DFA U.S. Small Cap Fund	120,016,479

Total Affiliated Investment Companies (Cost $1,219,401,373)		1,191,676,606

Unaffiliated Investment Company (0.3%):
3,844,916	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 16.00%(a)	3,844,916

Total Unaffiliated Investment Company (Cost $3,844,916)		3,844,916

Total Investment Securities (Cost $1,223,246,289)(b) — 100.3%		1,195,521,522
Net other assets (liabilities) — (0.3)%		(4,104,961)

Net Assets — 100.0%		$1,191,416,561

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

See accompanying notes to the financial statements.

2

AZL DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$3,844,916
Investments in affiliates, at cost	1,219,401,373

Total Investment securities, at cost	$1,223,246,289

Investment securities, at value	$3,844,916
Investments in affiliates, at value	1,191,676,606

Total Investment securities, at value	1,195,521,522
Interest and dividends receivable	17
Prepaid expenses	6,917

Total Assets	1,195,528,456

Liabilities:
Payable for affiliated investments purchased	3,844,916
Payable for capital shares redeemed	169,858
Manager fees payable	49,065
Administration fees payable	3,804
Custodian fees payable	8,485
Administrative and compliance services fees payable	584
Trustee fees payable	6,250
Other accrued liabilities	28,933

Total Liabilities	4,111,895

Net Assets	$1,191,416,561

Net Assets Consist of:
Capital	$800,036,951
Accumulated net investment income/(loss)	(418,474)
Accumulated net realized gains/(losses) from investment transactions	419,522,851
Net unrealized appreciation/(depreciation) on investments	(27,724,767)

Net Assets	$1,191,416,561

Shares of beneficial interest (unlimited number of shares authorized, no par value)	63,798,188
Net Asset Value (offering and redemption price per share)	$18.67

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$28

Total Investment Income	28

Expenses:
Manager fees	298,328
Administration fees	37,077
Custodian fees	14,937
Administrative and compliance services fees	6,340
Trustee fees	22,691
Professional fees	17,722
Shareholder reports	11,471
Other expenses	9,936

Total expenses	418,502

Net Investment Income/(Loss)	(418,474)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(4,001,144)
Net realized gains distributions from affiliated underlying funds	10,596
Change in net unrealized appreciation/depreciation on investments	41,594,549

Net Realized/Unrealized Gains/(Losses) on Investments	37,604,001

Change in Net Assets Resulting From Operations	$37,185,527

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL DFA Multi-Strategy Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(418,474)	$(990,621)
Net realized gains/(losses) on investment transactions	(3,990,548)	427,175,530
Change in unrealized appreciation/depreciation on investments	41,594,549	(431,648,756)

Change in net assets resulting from operations	37,185,527	(5,463,847)

Distributions to Shareholders:
From net investment income	—	(16,616,509)
From net realized gains	—	(18,692,510)

Change in net assets resulting from distributions to shareholders	—	(35,309,019)

Capital Transactions:
Proceeds from shares issued	8,899,899	67,727,097
Proceeds from dividends reinvested	—	35,309,019
Value of shares redeemed	(112,462,379)	(244,017,781)

Change in net assets resulting from capital transactions	(103,562,480)	(140,981,665)

Change in net assets	(66,376,953)	(181,754,531)
Net Assets:
Beginning of period	1,257,793,514	1,439,548,045

End of period	$1,191,416,561	$1,257,793,514

Accumulated net investment income/(loss)	$(418,474)	$—

Share Transactions:
Shares issued	485,750	3,586,937
Dividends reinvested	—	1,961,612
Shares redeemed	(6,265,093)	(12,894,522)

Change in shares	(5,779,343)	(7,345,973)

See accompanying notes to the financial statements.

4

AZL DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015		Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$18.08		$18.71		$17.86	$14.96	$13.37	$13.44

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.01		0.20	0.16	0.13	0.07
Net Realized and Unrealized Gains/(Losses) on Investments	0.60		(0.14)		0.96	2.97	1.64	(0.07)

Total from Investment Activities	0.59		(0.13)		1.16	3.13	1.77	—

Dividends to Shareholders From:
Net Investment Income	—		(0.24)		(0.22)	(0.20)	(0.16)	(0.07)
Net Realized Gains	—		(0.26)		(0.09)	(0.03)	(0.02)	— (a)

Total Dividends	—		(0.50)		(0.31)	(0.23)	(0.18)	(0.07)

Net Asset Value, End of Period	$18.67		$18.08		$18.71	$17.86	$14.96	$13.37

Total Return(b)	3.26	%(c)	(0.67)%		6.53%	21.07%	13.33%	0.01%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,191,417		$1,257,794		$1,439,548	$1,347,836	$963,143	$764,506
Net Investment Income/(Loss)(d)	(0.07)%		(0.07)%		1.09%	1.20%	1.10%	1.16%
Expenses Before Reductions*(d)(e)	0.07%		0.07%		0.07%	0.07%	0.08%	0.08%
Expenses Net of Reductions*(d)	0.07%		0.07%		0.07%	0.07%	0.08%	0.08%
Portfolio Turnover Rate(f)	1	%(c)	114	%(g)	7%	3%	6%	3%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Represents less than $0.005.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(f)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

(g)	Effective April 27, 2015, the investment strategy of the Fund changed. Costs of purchases and proceeds from sales of portfolio securities associated with the changes in investment strategy contributed to higher portfolio turnover rate for the period ended December 31, 2015 as compared to prior years.

See accompanying notes to the financial statements.

5

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL DFA Multi-Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL DFA Multi-Strategy Fund	0.05%	0.20%

6

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL DFA Emerging Markets Core Equity Fund	$60,421,230	$10,345	$(5,286,619)	$61,423,776	$—
AZL DFA Five-Year Global Fixed Income Fund	506,986,619	2,916,311	(53,053,161)	472,228,397	—
AZL DFA International Core Equity Fund	88,856,567	1,722,531	(4,622,283)	82,884,151	—
AZL DFA U.S. Core Equity Fund	477,504,072	2,055,701	(38,601,009)	455,123,803	—
AZL DFA U.S. Small Cap Fund	125,295,203	680,084	(10,802,388)	120,016,479	—

	$1,259,063,691	$7,384,972	$(112,365,460)	$1,191,676,606	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $6,989 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies.

7

AZL DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Companies	$1,191,676,606	$—	$1,191,676,606
Unaffiliated Investment Company	3,844,916	—	3,844,916

Total Investment Securities	$1,195,521,522	$—	$1,195,521,522

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL DFA Multi-Strategy Fund	$7,384,971	$112,365,461

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2016, the Fund did not directly invest in derivatives.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $1,223,484,056. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$10,588,069
Unrealized depreciation	(38,550,603)

Net unrealized appreciation/(depreciation)	$(27,962,534)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL DFA Multi-Strategy Fund	$16,616,452	$18,692,567	$35,309,019

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL DFA Multi-Strategy Fund	$2,499,723	$421,138,752	$—	$(69,444,392)	$354,194,083

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

8

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

9

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MVP Balanced Index Strategy Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Balanced Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Balanced Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,039.00	$0.71	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Balanced Index Strategy Fund	$1,000.00	$1,024.19	$0.71	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.4%
Domestic Equities	35.3
International Equities	12.3
Money Market	1.0

Total Investment Securities	96.0
Net other assets (liabilities)	4.0

Net Assets	100.0%

1

AZL MVP Balanced Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
11,797,792	AZL Enhanced Bond Index Fund	$133,551,004
2,492,666	AZL International Index Fund	34,697,905
940,473	AZL Mid Cap Index Fund	21,367,556
4,498,303	AZL S&P 500 Index Fund, Class 2	66,304,979
801,764	AZL Small Cap Stock Index Fund	11,465,224

Total Affiliated Investment Companies (Cost $246,133,354)		267,386,668

Unaffiliated Investment Companies (1.0%):
61,479	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 16.00%(a)	61,479

2,647,829	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	2,647,829

Total Unaffiliated Investment Companies (Cost $2,709,308)		2,709,308

Total Investment Securities (Cost $248,842,662)(b) — 96.0%		270,095,976
Net other assets (liabilities) — 4.0%		11,283,517

Net Assets — 100.0%		$281,379,493

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $11,400,651 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	67	$7,002,170	$15,525
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	52	6,915,188	162,825

Total					$178,350

See accompanying notes to the financial statements.

2

AZL MVP Balanced Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$2,709,308
Investments in affiliates, at cost	246,133,354

Total Investment securities, at cost	$248,842,662

Investments in non-affiliates, at value	$2,709,308
Investments in affiliates, at value	267,386,668

Total Investment securities, at value	$270,095,976
Segregated cash for collateral	11,400,651
Interest and dividends receivable	452
Prepaid expenses	1,330

Total Assets	281,498,409

Liabilities:
Payable for affiliated investments purchased	61,420
Payable for capital shares redeemed	19,785
Manager fees payable	22,915
Administration fees payable	1,565
Custodian fees payable	2,452
Administrative and compliance services fees payable	208
Trustee fees payable	2,019
Other accrued liabilities	8,552

Total Liabilities	118,916

Net Assets	$281,379,493

Net Assets Consist of:
Capital	$253,890,383
Accumulated net investment income/(loss)	6,006,249
Accumulated net realized gains/(losses) from investment transactions	51,197
Net unrealized appreciation/(depreciation) on investments	21,431,664

Net Assets	$281,379,493

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,020,503
Net Asset Value (offering and redemption price per share)	$12.78

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,518

Total Investment Income	3,518

Expenses:
Manager fees	134,120
Administration fees	33,138
Custodian fees	2,917
Administrative and compliance services fees	1,182
Trustee fees	4,181
Professional fees	3,199
Shareholder reports	2,464
Other expenses	1,835

Total expenses	183,036

Net Investment Income/(Loss)	(179,518)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(1,588,256)
Net realized gains/(losses) on futures contracts	172,227
Change in net unrealized appreciation/depreciation on investments	12,071,723

Net Realized/Unrealized Gains/(Losses) on Investments	10,655,694

Change in Net Assets Resulting From Operations	$10,476,176

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Balanced Index Strategy Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(179,518)	$4,931,152
Net realized gains/(losses) on investment transactions	(1,416,029)	3,095,730
Change in unrealized appreciation/depreciation on investments	12,071,723	(9,371,354)

Change in net assets resulting from operations	10,476,176	(1,344,472)

Distributions to Shareholders:
From net investment income	—	(1,897,495)
From net realized gains	—	(2,597,183)

Change in net assets resulting from distributions to shareholders	—	(4,494,678)

Capital Transactions:
Proceeds from shares issued	41,864,389	62,074,359
Proceeds from dividends reinvested	—	4,494,678
Value of shares redeemed	(26,089,974)	(14,219,428)

Change in net assets resulting from capital transactions	15,774,415	52,349,609

Change in net assets	26,250,591	46,510,459
Net Assets:
Beginning of period	255,128,902	208,618,443

End of period	$281,379,493	$255,128,902

Accumulated net investment income/(loss)	$6,006,249	$6,185,767

Share Transactions:
Shares issued	3,457,276	4,896,361
Dividends reinvested	—	368,416
Shares redeemed	(2,176,848)	(1,131,967)

Change in shares	1,280,428	4,132,810

See accompanying notes to the financial statements.

4

AZL MVP Balanced Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$12.30		$12.56	$12.03	$10.69	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)		0.22	0.08	0.10	0.08
Net Realized and Unrealized Gains/(Losses) on Investments	0.51		(0.25)	0.65	1.24	0.77

Total from Investment Activities	0.48		(0.03)	0.73	1.34	0.85

Dividends to Shareholders From:
Net Investment Income	—		(0.10)	(0.12)	—	(0.14)
Net Realized Gains	—		(0.13)	(0.08)	— (b)	(0.02)

Total Dividends	—		(0.23)	(0.20)	— (b)	(0.16)

Net Asset Value, End of Period	$12.78		$12.30	$12.56	$12.03	$10.69

Total Return(c)	3.90	%(d)	(0.22)%	6.09%	12.56%	8.50	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$281,379		$255,129	$208,618	$155,547	$73,830
Net Investment Income/(Loss)(e)	(0.13)%		2.08%	0.97%	1.09%	1.41%
Expenses Before Reductions*(e)(f)	0.14%		0.14%	0.15%	0.17%	0.39%
Expenses Net of Reductions*(e)	0.14%		0.14%	0.15%	0.17%	0.21%
Portfolio Turnover Rate	9	%(d)	5%	6%	4%	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP BIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Balanced Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost of the security lot sold with the net sales proceeds. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $13.9 million as of June 30, 2016. The monthly average notional amount for these contracts was $12.6 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*
Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$15,525	Payable for variation margin on futures contracts	$—

Interest Rate Risk Exposure

Interest Rate Contracts		162,825		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(32,375)	$11,546
Interest Rate Risk Exposure

Interest Rate Contracts		204,602	191,325

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Balanced Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Enhanced Bond Index Fund	$121,830,641	$17,754,114	$(12,293,690)	$133,551,004	$—
AZL International Index Fund	31,706,193	5,833,028	(1,857,517)	34,697,905	—
AZL Mid Cap Index Fund	18,971,382	2,894,791	(2,215,805)	21,367,556	—
AZL S&P 500 Index Fund, Class 2	59,684,175	9,333,561	(5,227,138)	66,304,979	—
AZL Small Cap Stock Index Fund	10,102,837	1,696,791	(1,107,291)	11,465,224	—

	$242,295,228	$37,512,285	$(22,701,441)	$267,386,668	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,534 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$267,386,668	$—	$267,386,668
Unaffiliated Investment Company	2,709,308	—	2,709,308

Total Investment Securities	270,095,976	—	270,095,976

Other Financial Instruments:*
Futures Contracts	178,350	—	178,350

Total Investments	$270,274,326	$—	$270,274,326

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Balanced Index Strategy Fund	$37,512,285	$22,701,440

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $250,754,642. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$22,190,181
Unrealized depreciation	(2,484,847)

Net unrealized appreciation/(depreciation)	$19,341,334

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Balanced Index Strategy Fund	$2,234,539	$2,260,139	$4,494,678

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Balanced Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Balanced Index Strategy Fund	$6,185,766	$2,024,572	$—	$8,802,596	$17,012,934

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL MVP BlackRock Global Allocation Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 22

Statement of Operations Page 22

Statements of Changes in Net Assets Page 23

Financial Highlights Page 24

Notes to the Financial Statements Page 25

Other Information Page 37

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP BlackRock Global Allocation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP BlackRock Global Allocation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,000.90	$5.92	1.19%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP BlackRock Global Allocation Fund	$1,000.00	$1,018.95	$5.97	1.19%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Common Stocks	51.1%
U.S. Treasury Obligations	17.0
Foreign Bonds	13.2
Securities Held as Collateral for Securities on Loan	5.2
Corporate Bonds	3.7
Yankee Dollars	3.5
Exchange Traded Fund	3.1
Preferred Stocks	2.0
Money Markets	1.7
Convertible Bonds	0.8
Floating Rate Loans	0.8
U.S. Government Agency Mortgages	0.6
Convertible Preferred Stocks	0.5
Purchased Options	0.2
Private Placements	0.2
Mutual Fund	0.1
Collateralized Mortgage Obligation	0.1
Purchased Swaption	— ^
Warrant	— ^

Total Investment Securities	103.8
Net other assets (liabilities)	(3.8)

Net Assets	100.0%

^	Represents less than 0.05%

Investments	Percent of Net Assets
United States	61.2%
Japan	13.3
United Kingdom	5.0
France	3.0
Australia	1.8
Netherlands	1.8
Germany	1.7
Canada	1.7
Italy	1.5
Mexico	1.4
All other countries	11.4

Total Investment Securities	103.8
Net other assets (liabilities)	(3.8)

Net Assets	100.0%

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks (51.1%):
Aerospace & Defense (1.2%):
89,439	BAE Systems plc(a)	$627,024
853	Boeing Co. (The)(a)	110,779
762	Dassault Aviation SA(a)	764,894
32,077	European Aeronautic Defence & Space Co. NV(a)	1,862,400
1,444	General Dynamics Corp.(a)	201,063
4,767	Hexcel Corp.^(a)	198,498
3,503	Northrop Grumman Corp.(a)	778,647
1,102	Raytheon Co.(a)	149,817
35,030	Safran SA(a)	2,380,404
39,974	Textron, Inc.(a)	1,461,449
8,511	United Technologies Corp.(a)	872,803

		9,407,778

Air Freight & Logistics (0.3%):
12,541	Deutsche Post AG(a)	350,078
10,834	FedEx Corp.(a)	1,644,384
6,497	United Parcel Service, Inc., Class B(a)	699,857

		2,694,319

Airlines (0.5%):
13,284	Delta Air Lines, Inc.(a)	483,936
58,200	Japan Airlines Co., Ltd.(a)	1,868,288
10,392	Southwest Airlines Co.(a)	407,470
33,024	United Continental Holdings, Inc.*(a)	1,355,305

		4,114,999

Auto Components (0.9%):
19,500	Aisin Sieki Co., Ltd.(a)	791,642
34,500	Bridgestone Corp.(a)	1,101,818
138,683	Cheng Shin Rubber Industry Co., Ltd.(a)	291,840
831	Compagnie Generale des Establissements Michelin SCA, Class B(a)	78,713
17,685	Delphi Automotive plc(a)	1,107,081
37,000	Denso Corp.(a)	1,300,036
3,000	Exedy Corp.(a)	64,041
26,400	Futaba Industrial Co., Ltd.(a)	123,937
2,946	Goodyear Tire & Rubber Co.(a)	75,594
2,082	Hyundai Wia Corp.(a)	162,200
8,200	Koito Manufacturing Co., Ltd.(a)	375,338
2,098	Lear Corp.(a)	213,492
8,000	Stanley Electric Co., Ltd.(a)	169,915
38,300	Sumitomo Electric Industries, Ltd.(a)	504,202
44,200	Toyota Industries Corp.(a)	1,748,320

		8,108,169

Automobiles (1.1%):
5,568	Bayerische Motoren Werke AG (BMW)(a)	408,016
242,000	Brilliance China Automotive Holdings, Ltd.^(a)	250,496
108,000	Dongfeng Motor Corp., Series H(a)	113,639
96,153	Ford Motor Co.(a)	1,208,643
69,900	Fuji Heavy Industries, Ltd.(a)	2,393,177
31,100	Honda Motor Co., Ltd.(a)	785,354
8,623	Hyundai Motor Co.(a)	1,021,664
67,100	Isuzu Motors, Ltd.(a)	821,392

Shares		Fair Value
Common Stocks, continued
Automobiles, continued
7,177	Maruti Suzuki India, Ltd.(a)	$446,945
5,064	Renault SA(a)	385,816
52,900	Suzuki Motor Corp.(a)	1,427,876
11,500	Toyota Motor Corp.(a)	575,047
270	Volkswagen AG(a)	36,273
161,770	Yulon Motor Co., Ltd.(a)	137,829

		10,012,167

Banks (3.5%):
265,490	Bank of America Corp.(a)	3,523,052
25,164	BNP Paribas SA(a)	1,131,164
56,496	Citigroup, Inc.(a)	2,394,865
11,319	Commonwealth Bank of Australia(a)	635,029
3,984	Fifth Third Bancorp(a)	70,079
92,000	Fukuoka Financial Group, Inc.(a)	302,625
518,138	HSBC Holdings plc(a)	3,236,250
113,475	ING Groep NV(a)	1,179,274
429,308	Intesa Sanpaolo SpA(a)	823,351
48,500	Japan Post Bank Co., Ltd.(a)	568,397
70,636	JPMorgan Chase & Co.(a)	4,389,321
196,600	Mitsubishi UFJ Financial Group, Inc.(a)	876,438
110,306	Royal Bank of Scotland Group plc*(a)	259,737
19,300	Sumitomo Mitsui Financial Group, Inc.(a)	553,417
15,276	SunTrust Banks, Inc.(a)	627,538
93,075	Svenska Handelsbanken AB, A Shares(a)	1,126,294
32,130	Toronto-Dominion Bank (The)(a)	1,379,914
40,164	U.S. Bancorp(a)	1,619,814
228,664	UniCredit SpA(a)	510,366
23,000	United Overseas Bank, Ltd.(a)	317,673
87,319	Wells Fargo & Co.(a)	4,132,808
42,965	Westpac Banking Corp.(a)	953,868

		30,611,274

Beverages (1.3%):
11,275	Anheuser-Busch InBev NV(a)	1,481,887
20,600	Asahi Breweries, Ltd.(a)	664,626
22,942	Coca-Cola Co. (The)(a)	1,039,961
1,525	Coca-Cola European Partners plc(a)	54,427
1,579	Constellation Brands, Inc., Class A(a)	261,167
8,632	Diageo plc, ADR^(a)	974,380
1,183	Dr Pepper Snapple Group, Inc.(a)	114,313
25,524	PepsiCo, Inc.(a)	2,704,012
76,832	SABMiller plc(a)	4,478,252
8,000	Suntory Beverage & Food, Ltd.(a)	360,054

		12,133,079

Biotechnology (0.9%):
11,733	AbbVie, Inc.(a)	726,390
7,521	Alexion Pharmaceuticals, Inc.*(a)	878,152
15,284	Amgen, Inc.(a)	2,325,460
4,988	Biogen Idec, Inc.*(a)	1,206,198
5,978	Celgene Corp.*(a)	589,610
582	Genmab A/S*(a)	106,034
15,680	Gilead Sciences, Inc.(a)	1,308,026

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Biotechnology, continued
31,581	Invitae Corp.*(a)	$233,384
2,762	Tesaro, Inc.*^(a)	232,146

		7,605,400

Building Products (0.3%):
17,380	Compagnie de Saint-Gobain SA(a)	665,236
10,600	Daikin Industries, Ltd.(a)	883,277
8,111	Fortune Brands Home & Security, Inc.^(a)	470,195
14,583	Masco Corp.(a)	451,198

		2,469,906

Capital Markets (0.5%):
650	Ameriprise Financial, Inc.(a)	58,403
27,345	Charles Schwab Corp. (The)(a)	692,102
63,000	Daiwa Securities Group, Inc.(a)	331,189
8,702	Goldman Sachs Group, Inc. (The)(a)	1,292,943
1,948	Morgan Stanley(a)	50,609
100,800	Nomura Holdings, Inc.(a)	361,264
80,706	UBS Group AG(a)	1,044,544

		3,831,054

Chemicals (1.9%):
4,341	Air Products & Chemicals, Inc.(a)	616,596
43,827	AkzoNobel NV(a)	2,756,906
2,131	Arkema SA(a)	164,425
109,000	Asahi Kasei Corp.(a)	755,431
75,552	Axalta Coating Systems, Ltd.*(a)	2,004,394
10,815	BASF SE(a)	824,929
21,742	E.I. du Pont de Nemours & Co.(a)	1,408,881
15,335	Evonik Industries AG(a)	456,379
32,700	Hitachi Chemical Co., Ltd.(a)	606,251
33,500	JSR Corp.(a)	440,869
24,300	Kuraray Co., Ltd.(a)	289,037
6,773	Monsanto Co.(a)	700,396
19,600	Nitto Denko Corp.(a)	1,236,136
3,444	PPG Industries, Inc.(a)	358,693
40,700	Shin-Etsu Chemical Co., Ltd.(a)	2,374,451
256,000	Ube Industries, Ltd.(a)	421,163
9,047	Umicore SA(a)	466,105

		15,881,042

Commercial Services & Supplies (0.1%):
21,222	Aggreko plc(a)	364,420
2,086	Cintas Corp.(a)	204,699
2,700	SECOM Co., Ltd.(a)	199,320
10,377	Tyco International plc(a)	442,060

		1,210,499

Communications Equipment (0.4%):
64,570	Cisco Systems, Inc.(a)	1,852,513
24,031	El Towers SpA*(a)	1,218,589
112,245	Nokia Oyj^(a)	638,581

		3,709,683

Shares		Fair Value
Common Stocks, continued
Construction & Engineering (0.3%):
628	Brookfield Business Partners L.P.*(a)	$11,993
44	Brookfield Business Partners L.P.*^(a)	835
18,000	Chiyoda Corp.(a)	118,138
7,100	ComSys Holdings Corp.(a)	114,528
31,000	JGC Corp.(a)	440,575
8,500	Kinden Corp.(a)	91,509
5,000	Maeda Road Construction Co., Ltd.(a)	84,851
7,000	Nippo Corp.(a)	118,564
84,000	Okumura Corp.(a)	462,392
1,600	Sho-Bond Holdings Co., Ltd.^(a)	72,450
88,000	Toda Corp.(a)	378,209
10,110	Vinci SA(a)	719,951

		2,613,995

Construction Materials (0.1%):
20,580	CRH plc(a)	605,876

Consumer Finance (0.1%):
2,213	Capital One Financial Corp.(a)	140,548
14,384	Discover Financial Services(a)	770,838

		911,386

Containers & Packaging (0.2%):
759	Crown Holdings, Inc.*(a)	38,459
3,167	International Paper Co.(a)	134,217
1,561	Sealed Air Corp.(a)	71,759
30,480	WestRock Co.(a)	1,184,758

		1,429,193

Distributors (0.0%):
5,900	Canon Marketing Japan, Inc.(a)	107,526

Diversified Financial Services (0.7%):
11	Berkshire Hathaway, Inc., Class A*(a)	2,386,725
18,787	Berkshire Hathaway, Inc., Class B*(a)	2,720,170
9,945	CME Group, Inc.(a)	968,643
615,711	Delta Topco, Ltd.*(a)(b)(c)	209,341
3,600	Zenkoku Hosho Co., Ltd.(a)	130,033

		6,414,912

Diversified Telecommunication Services (1.3%):
116,521	BT Group plc(a)	643,295
84,916	Cellnex Telecom SAU(a)	1,331,782
58,049	Deutsche Telekom AG, Registered Shares(a)	987,538
35,611	France Telecom SA^(a)	581,589
359,642	Koninklijke (Royal) KPN NV(a)	1,304,291
24,400	Nippon Telegraph & Telephone Corp.(a)	1,145,588
347,700	Singapore Telecommunications, Ltd.(a)	1,075,478
32,883	Telecom Italia SpA(a)	21,153
1,372,058	Telecom Italia SpA*(a)	1,125,471
620,022	Telesites SAB de C.V.*(a)	383,310
46,553	Verizon Communications, Inc.(a)	2,599,520

		11,199,015

Electric Utilities (0.7%):
14,417	American Electric Power Co., Inc.(a)	1,010,488
35,500	Chubu Electric Power Co., Inc.(a)	505,553

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Electric Utilities, continued
2,243	Edison International(a)	$174,214
142,333	Enel SpA(a)	632,937
7,218	FirstEnergy Corp.(a)	251,980
68,308	Iberdrola SA(a)	461,327
7,600	Kansai Electric Power Co., Inc. (The)*(a)	73,701
33,200	Kyushu Electric Power Co., Inc.(a)	330,918
16,159	NextEra Energy, Inc.^(a)	2,107,133

		5,548,251

Electrical Equipment (0.6%):
19,316	Eaton Corp. plc(a)	1,153,744
85,000	GS Yuasa Corp.(a)	323,805
13,574	Legrand SA(a)	700,252
3,600	Mabuchi Motor Co., Ltd.(a)	151,162
139,000	Mitsubishi Electric Corp.(a)	1,648,386
19,478	Prysmian SpA(a)	426,930
1,506	Rockwell Automation, Inc.(a)	172,919

		4,577,198

Electronic Equipment, Instruments & Components (0.4%):
36,188	Fitbit, Inc., Class A*^(a)	442,217
1,200	Hirose Electric Co., Ltd.(a)	146,717
900	Keyence Corp.(a)	607,096
16,500	Kyocera Corp.(a)	782,419
5,500	Murata Manufacturing Co., Ltd.(a)	617,071
17,100	Omron Corp.(a)	554,153

		3,149,673

Energy Equipment & Services (0.3%):
1,698	Helmerich & Payne, Inc.^(a)	113,987
111,757	SBM Offshore NV^(a)	1,301,973
15,618	Schlumberger, Ltd.(a)	1,235,071

		2,651,031

Food & Staples Retailing (0.7%):
20,999	CVS Health Corp.(a)	2,010,444
8,900	FamilyMart Co., Ltd.(a)	540,698
15,131	Kroger Co. (The)(a)	556,669
17,600	Seven & I Holdings Co., Ltd.(a)	734,895
14,799	Walgreens Boots Alliance, Inc.(a)	1,232,313
12,750	Whole Foods Market, Inc.^(a)	408,255

		5,483,274

Food Products (1.1%):
41,100	Ajinomoto Co., Inc.(a)	964,945
1,167	Archer-Daniels-Midland Co.(a)	50,053
17,596	Danone SA(a)	1,240,567
2,582	Hershey Co. (The)^(a)	293,031
39,990	Mondelez International, Inc., Class A(a)	1,819,945
60,704	Nestle SA, Registered Shares(a)	4,683,884
20,931	SLC Agricola SA(a)	96,255
5,129	WhiteWave Foods Co., Class A*(a)	240,755

		9,389,435

Shares		Fair Value
Common Stocks, continued
Gas Utilities (0.3%):
15,046	Gas Natural SDG SA^(a)	$298,336
69,135	Snam SpA(a)	413,553
306,000	Tokyo Gas Co., Ltd.(a)	1,256,377

		1,968,266

Health Care Equipment & Supplies (0.6%):
22,853	Abbott Laboratories(a)	898,351
33,609	Baxter International, Inc.(a)	1,519,800
20,800	HOYA Corp.(a)	740,673
5,259	Medtronic plc(a)	456,323
1,118	Stryker Corp.^(a)	133,970
12,131	Zimmer Holdings, Inc.(a)	1,460,330

		5,209,447

Health Care Providers & Services (1.7%):
21,410	Aetna, Inc.(a)	2,614,803
15,408	Al Noor Hospitals Group plc(a)	225,551
7,000	Alfresa Holdings Corp.(a)	145,799
355	AmerisourceBergen Corp.^(a)	28,159
9,586	Anthem, Inc.(a)	1,259,025
2,323	Cardinal Health, Inc.(a)	181,217
9,961	DaVita, Inc.*(a)	770,185
2,022	Envision Healthcare Holdings, Inc.*(a)	51,298
974	HCA Holdings, Inc.*(a)	75,008
346,284	Healthscope, Ltd.(a)	741,337
26,627	Integrated Diagnostics Holdings plc(a)	105,847
14,966	McKesson Corp.(a)	2,793,404
8,000	Medipal Holdings Corp.(a)	131,290
61,358	NMC Health plc(a)	1,059,884
613,699	PT Siloam International Hospital Tbk*(a)	539,033
2,500	Ship Healthcare Holdings, Inc.(a)	77,179
208,615	Spire Healthcare Group plc(a)	930,338
3,500	Suzuken Co., Ltd.(a)	110,045
33,254	Tenet Healthcare Corp.*^(a)	919,141
992	UnitedHealth Group, Inc.(a)	140,070

		12,898,613

Health Care Technology (0.1%):
3,497	HTG Molecular Diagnostics, Inc.*^(a)	9,092
22,714	Veeva Systems, Inc., Class A*^(a)	775,002

		784,094

Hotels, Restaurants & Leisure (0.4%):
17,822	Accor SA(a)	690,850
1,930	Chipotle Mexican Grill, Inc.*^(a)	777,327
7,684	Las Vegas Sands Corp.^(a)	334,177
1,473	McDonald’s Corp.(a)	177,261
9,280	Norwegian Cruise Line Holdings, Ltd.*^(a)	369,715
6,500	Sodexo SA(a)	700,057
1,949	Wyndham Worldwide Corp.^(a)	138,827

		3,188,214

Household Durables (0.4%):
4,900	Alpine Electronics, Inc.(a)	47,684
15,659	Berkeley Group Holdings plc (The)(a)	532,967

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Household Durables, continued
213,000	Haier Electronics Group Co., Ltd.(a)	$326,409
5,400	Rinnai Corp.(a)	475,244
29,100	Sekisui Chemical Co., Ltd.(a)	356,748
58,000	Techtronic Industries Co., Ltd.(a)	242,810
3,325	Whirlpool Corp.(a)	554,078

		2,535,940

Household Products (0.5%):
3,745	Colgate-Palmolive Co.(a)	274,134
1,596	Kimberly-Clark Corp.(a)	219,418
43,703	Procter & Gamble Co. (The)(a)	3,700,333

		4,193,885

Independent Power and Renewable Electricity Producers (0.1%):
26,868	Calpine Corp.*^(a)	396,303
7,800	Electric Power Development Co., Ltd.(a)	181,321
20,291	NextEra Energy Partners LP(a)	616,441

		1,194,065

Industrial Conglomerates (1.1%):
1,009	3M Co., Class B(a)	176,696
151,219	Beijing Enterprises Holdings, Ltd.(a)	860,364
157,646	General Electric Co.^(a)#	4,962,696
179,900	Keppel Corp., Ltd.(a)	738,953
40,248	Koninklijke Philips Electronics NV(a)	1,004,105
7,026	Siemens AG, Registered Shares(a)	719,629
46,107	Smiths Group plc(a)	710,045

		9,172,488

Insurance (2.0%):
151,400	AIA Group, Ltd.(a)	912,350
25,890	Allstate Corp. (The)(a)	1,811,005
21,750	American International Group, Inc.(a)	1,150,358
24,684	Aviva plc(a)	132,635
58,925	AXA SA(a)	1,183,615
3,088	Axis Capital Holdings, Ltd.(a)	169,840
14,645	Chubb, Ltd.(a)	1,914,248
12,074	Hartford Financial Services Group, Inc. (The)(a)	535,844
74,213	Legal & General Group plc(a)	192,322
1,417	Lincoln National Corp.(a)	54,937
20,350	Marsh & McLennan Cos., Inc.(a)	1,393,161
22,982	MetLife, Inc.(a)	915,373
23,500	MS&AD Insurance Group Holdings, Inc.(a)	605,316
15,700	NKSJ Holdings, Inc.(a)	415,945
4,823	Progressive Corp. (The)(a)	161,571
7,169	Prudential Financial, Inc.(a)	511,436
34,183	Prudential plc(a)	582,229
1,779	Reinsurance Group of America, Inc.(a)	172,545
48,000	Sony Financial Holdings, Inc.(a)	538,854
26,600	Tokio Marine Holdings, Inc.(a)	880,037
5,306	Travelers Cos., Inc. (The)(a)	631,626
21,483	UnumProvident Corp.(a)	682,945
28,380	XL Group plc(a)	945,338
1,324	Zurich Insurance Group AG(a)	327,686

		16,821,216

Shares		Fair Value
Common Stocks, continued
Internet & Catalog Retail (0.2%):
1,162	Amazon.com, Inc.*(a)	$831,551
4,308	Expedia, Inc.(a)	457,940

		1,289,491

Internet Software & Services (2.2%):
26,773	Alibaba Group Holding, Ltd., ADR*^(a)	2,129,257
2,923	Alphabet, Inc., Class A*(a)	2,056,418
10,169	Alphabet, Inc., Class C*(a)	7,037,966
95,700	Dropbox, Inc.*(a)(b)(c)	1,073,754
19,048	eBay, Inc.*(a)	445,914
35,173	Facebook, Inc., Class A*(a)	4,019,570
9,367	GoDaddy, Inc., Class A*^(a)	292,157
5,547	Lookout, Inc.*(a)(b)(c)	50,861
2,196	VeriSign, Inc.*^(a)	189,866
11,990	Yahoo!, Inc.*(a)	450,344

		17,746,107

IT Services (0.7%):
2,021	Accenture plc, Class A(a)	228,959
431	Alliance Data Systems Corp.*(a)	84,442
3,091	Amdocs, Ltd.(a)	178,413
2,890	Computer Sciences Corp.(a)	143,489
1,632	Global Payments, Inc.(a)	116,492
4,545	International Business Machines Corp.(a)	689,840
20,028	MasterCard, Inc., Class A(a)	1,763,666
17,190	PayPal Holdings, Inc.*(a)	627,607
22,439	Square, Inc., Class A*^(a)	203,073
29,359	Visa, Inc., Class A^(a)	2,177,556

		6,213,537

Leisure Products (0.1%):
40,300	Sega Sammy Holdings, Inc.(a)	432,728
8,900	Yamaha Corp.(a)	239,234

		671,962

Life Sciences Tools & Services (0.2%):
6,798	Agilent Technologies, Inc.(a)	301,559
7,787	Thermo Fisher Scientific, Inc.(a)	1,150,607

		1,452,166

Machinery (0.9%):
5,161	Caterpillar, Inc.^(a)	391,255
12,568	Colfax Corp.*(a)	332,549
708	Dover Corp.(a)	49,079
2,100	FANUC Corp.(a)	339,969
169,090	Haitian International Holdings, Ltd.(a)	300,855
12,300	Hino Motors, Ltd.(a)	121,735
751	Illinois Tool Works, Inc.(a)	78,224
14,342	Ingersoll-Rand plc(a)	913,299
40,900	Komatsu, Ltd.(a)	710,615
55,500	Kubota Corp.(a)	743,441
5,000	Kurita Water Industries, Ltd.(a)	111,262
4,700	Makita Corp.(a)	309,958
12,700	Nabtesco Corp.(a)	303,300
11,811	PACCAR, Inc.(a)	612,637

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Machinery, continued
90,729	SKF AB, B Shares(a)	$1,449,269
1,800	SMC Corp.(a)	439,140
1,935	WABCO Holdings, Inc.*(a)	177,188

		7,383,775

Media (1.8%):
5,323	Charter Communications, Inc., Class A*(a)	1,217,044
53,318	Comcast Corp., Class A(a)	3,475,800
14,584	DISH Network Corp., Class A*(a)	764,202
5,843	Liberty Broadband Corp., Class A*(a)	347,074
10,404	Liberty Broadband Corp., Class C*^(a)	624,240
18,161	Liberty Global plc, Class A*(a)	527,759
1,876	Liberty Global plc, Class A*(a)	60,520
9,826	Liberty Media Group, Class C*(a)	186,399
20,943	Liberty Siriusxm Group, Class A*(a)	656,772
39,306	Liberty Siriusxm Group, Class C*(a)	1,213,376
8,400	Nippon Television Holdings, Inc.(a)	137,618
60,809	Pearson plc(a)	792,938
21,192	Publicis Groupe SA(a)	1,435,517
118,373	RAI Way SpA(a)	533,508
827	RTL Group(a)	67,441
721	Scripps Networks Interactive, Class A^(a)	44,897
13,800	SKY Perfect JSAT Holdings, Inc.(a)	63,478
13,345	Time Warner, Inc.(a)	981,391
5,400	Toho Co., Ltd.(a)	148,764
5,000	TV Asahi Holdings Corp.(a)	80,836
76,147	Zon Multimedia Servicos de Telecommunicacoes e Multimedia SGPS SA(a)	463,860

		13,823,434

Metals & Mining (0.3%):
39,580	Constellium NV*(a)	185,630
12,700	Nippon Steel Corp.(a)	242,717
90,742	Platinum Group Metals, Ltd.*^(a)	307,616
35,396	Platinum Group Metals, Ltd.*^(a)	118,918
18,786	Rio Tinto plc(a)	580,572
72,456	Tahoe Resources, Inc.(a)	1,085,325
3,700	Yamato Kogyo Co., Ltd.(a)	83,747

		2,604,525

Multiline Retail (0.2%):
4,225	Kohl’s Corp.^(a)	160,212
4,925	Macy’s, Inc.(a)	165,529
20,011	Target Corp.^(a)	1,397,168

		1,722,909

Multi-Utilities (0.5%):
12,018	Dominion Resources, Inc.^(a)	936,563
4,862	DTE Energy Co.(a)	481,921
34,304	Engie Group(a)	553,537
63,010	National Grid plc(a)	926,426
6,578	Public Service Enterprise Group, Inc.(a)	306,601
9,187	Sempra Energy(a)	1,047,502
13,629	Veolia Environnement SA(a)	296,042

		4,548,592

Shares		Fair Value
Common Stocks, continued
Oil, Gas & Consumable Fuels (3.4%):
76,987	Anadarko Petroleum Corp.(a)	$4,099,557
56,520	BP plc, ADR^(a)	2,007,025
60,908	Cameco Corp.(a)	668,161
39,595	Cenovus Energy, Inc.(a)	547,734
631	Chevron Corp.(a)	66,148
156,037	Coal India, Ltd.(a)	724,771
254,067	Encana Corp.(a)	1,979,181
20,512	EQT Corp.(a)	1,588,244
13,915	Exxon Mobil Corp.(a)	1,304,392
129,100	INPEX Corp.(a)	1,007,323
148,311	Marathon Oil Corp.(a)	2,226,147
137,434	Marathon Petroleum Corp.(a)	5,216,994
1,725	Phillips 66^(a)	136,862
4,751	Pioneer Natural Resources Co.(a)	718,399
105,358	Reliance Industries, Ltd.(a)	1,518,170
39,460	Royal Dutch Shell plc, ADR(a)	2,178,981
24,424	Statoil ASA(a)	423,167
18,984	Total SA(a)	915,313
1,904	Total SA, ADR(a)	91,582
3,618	Valero Energy Corp.(a)	184,518
24,745	Whiting Petroleum Corp.*(a)	229,139
50,833	Williams Cos., Inc. (The)(a)	1,099,518

		28,931,326

Personal Products (0.5%):
4,336	Beiersdorf AG(a)	409,675
24,421	Edgewell Personal Care Co.*^(a)	2,061,377
45,089	Unilever NV(a)	2,101,713

		4,572,765

Pharmaceuticals (3.8%):
44,200	Astellas Pharma, Inc.(a)	691,799
33,638	AstraZeneca plc(a)	2,002,074
6,009	Bayer AG, Registered Shares(a)	604,494
19,504	Bristol-Myers Squibb Co.(a)	1,434,519
35,354	Catalent, Inc.*(a)	812,788
5,000	Eisai Co., Ltd.(a)	277,846
23,504	Eli Lilly & Co.(a)	1,850,940
76,373	GlaxoSmithKline plc(a)	1,641,592
31,057	Johnson & Johnson Co.(a)	3,767,214
26,173	Merck & Co., Inc.(a)	1,507,827
37,628	Mylan NV*(a)	1,627,035
18,165	Novartis AG, Registered Shares(a)	1,494,780
10,689	Novo Nordisk A/S, B Shares(a)	574,913
21,200	Otsuka Holdings Co., Ltd.(a)	977,063
5,904	Perrigo Co. plc^(a)	535,316
98,286	Pfizer, Inc.(a)#	3,460,650
6,181	Recordati SpA(a)	185,814
5,180	Roche Holding AG(a)	1,368,099
25,278	Sanofi-Aventis SA(a)	2,124,519
2,400	Sawai Pharmaceutical Co., Ltd.(a)	184,952
22,599	Shire plc(a)	1,391,382
47,500	Teva Pharmaceutical Industries, Ltd., ADR(a)	2,385,925

		30,901,541

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Professional Services (0.1%):
13,417	Randstad Holding NV(a)	$540,318

Real Estate Investment Trusts (REITs) (0.6%):
2,169	American Tower Corp.(a)	246,420
2,475	Crown Castle International Corp.(a)	251,039
6,149	Equity Residential Property Trust(a)	423,543
447,647	Fibra UNO Amdinistracion SA(a)	953,910
8,059	General Growth Properties, Inc.(a)	240,319
9,819	Simon Property Group, Inc.(a)	2,129,742
4,144	Unibail-Rodamco SE(a)	1,085,549

		5,330,522

Real Estate Management & Development (1.5%):
31,413	Brookfield Asset Management, Inc., Class A(a)	1,038,828
2,242	Brookfield Asset Management, Inc., Class A(a)	74,178
655,100	CapitaLand, Ltd.(a)	1,505,220
1,333,500	Global Logistic Properties, Ltd.(a)	1,800,104
95,000	Mitsubishi Estate Co., Ltd.(a)	1,737,238
22,000	Mitsui Fudosan Co., Ltd.(a)	502,288
6,036	Realogy Holdings Corp.*^(a)	175,165
116,666	Sun Hung Kai Properties, Ltd.(a)	1,405,650
67,467	The St. Joe Co.*^(a)	1,195,515
39,300	Vonovia SE(a)	1,434,065

		10,868,251

Road & Rail (0.8%):
7,319	Canadian National Railway Co.(a)	432,260
15,081	CSX Corp.(a)	393,312
25,200	East Japan Railway Co.(a)	2,322,344
9,637	Kansas City Southern(a)	868,198
9,100	Seino Holdings Co., Ltd.(a)	83,157
9,467	Union Pacific Corp.(a)	825,996
8,300	West Japan Railway Co.(a)	524,692

		5,449,959

Semiconductors & Semiconductor Equipment (1.1%):
33,165	ARM Holdings plc(a)	502,225
34,856	Intel Corp.(a)	1,143,277
1,630	KLA-Tencor Corp.(a)	119,398
76,187	Micron Technology, Inc.*(a)	1,048,333
42,370	QUALCOMM, Inc.(a)	2,269,760
21,600	ROHM Co., Ltd.(a)	847,053
21,994	SK Hynix, Inc.(a)	625,248
55,200	SUMCO Corp.^(a)	351,121
192,000	Taiwan Semiconductor Manufacturing Co., Ltd.(a)	970,892

		7,877,307

Software (1.5%):
23,890	Activision Blizzard, Inc.(a)	946,761
6,338	Adobe Systems, Inc.*(a)	607,117
1,654	Electronic Arts, Inc.*(a)	125,307
5,869	Intuit, Inc.(a)	655,039
56,460	Microsoft Corp.(a)	2,889,058
900	Nexon Co., Ltd.(a)	13,223

Shares		Fair Value
Common Stocks, continued
Software, continued
6,700	Nintendo Co., Ltd.(a)	$956,129
19,146	Nuance Communications, Inc.*(a)	299,252
62,456	Oracle Corp.(a)	2,556,324
6,600	Trend Micro, Inc.(a)	235,098
68,532	Uber Technologies, Inc.*(a)(b)(c)	3,342,306
10,635	UbiSoft Entertainment SA*^(a)	391,270

		13,016,884

Specialty Retail (0.5%):
4,400	Autobacs Seven Co., Ltd.(a)	62,145
9,686	Bed Bath & Beyond, Inc.^(a)	418,629
1,550	Home Depot, Inc. (The)(a)	197,920
7,718	Lowe’s Cos., Inc.(a)	611,033
2,900	Nitori Co., Ltd.(a)	347,998
15,800	Sanrio Co., Ltd.^(a)	280,781
1,700	Shimamura Co., Ltd.(a)	250,982
8,440	Tiffany & Co.^(a)	511,802
16,597	Urban Outfitters, Inc.*^(a)	456,418
5,677	Williams-Sonoma, Inc.^(a)	295,942
102,000	Yamada Denki Co., Ltd.(a)	536,077
164,760	Zhongsheng Group Holdings, Ltd.(a)	90,416

		4,060,143

Technology Hardware, Storage & Peripherals (1.6%):
114,461	Apple, Inc.(a)#	10,942,474
4,500	Fujifilm Holdings Corp.(a)	173,921
26,876	HP, Inc.(a)	337,294
258,000	Lenovo Group, Ltd.(a)	155,887
215,000	NEC Corp.(a)	498,874
59,406	Pure Storage, Inc., Class A*^(a)	647,525
13,535	Western Digital Corp.^(a)	639,664

		13,395,639

Textiles, Apparel & Luxury Goods (0.5%):
3,554	Adidas AG(a)	506,746
30,060	Burberry Group plc(a)	469,808
11,671	Compagnie Financiere Richemont SA(a)	684,890
7,394	Hugo Boss AG(a)	417,676
4,351	Luxottica Group SpA(a)	211,974
5,077	LVMH Moet Hennessy Louis Vuitton SA(a)	768,637
21,219	Michael Kors Holdings, Ltd.*^(a)	1,049,916
4,492	Ralph Lauren Corp.^(a)	402,573

		4,512,220

Tobacco (0.2%):
25,467	Altria Group, Inc.(a)	1,756,204
8,700	Japan Tobacco, Inc.(a)	348,578

		2,104,782

Trading Companies & Distributors (0.4%):
13,155	HD Supply Holdings, Inc.*(a)	458,057
31,700	Mitsubishi Corp.(a)	554,347
58,300	Mitsui & Co., Ltd.(a)	690,410
42,700	Sumitomo Corp.(a)	427,408
11,000	Toyota Tsushu Corp.(a)	236,005

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Common Stocks, continued
Trading Companies & Distributors, continued
16,162	United Rentals, Inc.*(a)	$1,084,470
10,121	Univar, Inc.*^(a)	191,388

		3,642,085

Transportation Infrastructure (0.0%):
2,406	Aeroports de Paris(a)	266,076
13,000	Kamigumi Co., Ltd.(a)	119,469

		385,545

Water Utilities (0.2%):
17,235	American Water Works Co., Inc.^(a)	1,456,530

Wireless Telecommunication Services (0.7%):
25,221	America Movil SAB de C.V., Series L, ADR(a)	309,209
375,531	America Movil SAB de C.V., Series L(a)	230,928
55,100	KDDI Corp.(a)	1,677,560
15,900	NTT DoCoMo, Inc.(a)	427,898
44,788	Vodafone Group plc, ADR^(a)	1,383,502
409,408	Vodafone Group plc(a)	1,246,090

		5,275,187

Total Common Stocks (Cost $410,430,232)		423,613,864

Preferred Stocks (2.0%):
Automobiles (0.1%):
7,098	Volkswagen AG, 3.62%(a)	852,942

Banks (0.3%):
26,982	Citigroup Capital XIII, 7.00%^(a)	703,421
15,683	HSBC Holdings plc, Series 2, 7.54%(a)	416,070
15,719	Royal Bank of Scotland Group plc, Series T, ADR, 7.19%^(a)	396,276
15,159	U.S. Bancorp, Series F, Series F, 5.28%^(a)	466,897
7,909	U.S. Bancorp, Series G, Series G, 5.74%(a)	206,504
576,000	USB Capital IX(a)	470,880

		2,660,048

Commercial Services & Supplies (0.1%):
6,516	Stericycle, Inc., 4.73%^(a)	542,001

Consumer Finance (0.1%):
36,300	GMAC Capital Trust I, 7.77%^(a)	900,966

Health Care Providers & Services (0.3%):
36,454	Anthem, Inc., 5.66%(a)	1,625,119
143,925	Grand Rounds, Inc., Series C*(a)(b)(c)	390,037

		2,015,156

Internet Software & Services (0.2%):
63,925	Lookout, Inc., Series F*(a)(b)(c)	586,135
116,157	Palantir Technologies, Inc., Series I, Series I, 0.00%*(a)(b)(c)	835,169

		1,421,304

Multi-Utilities (0.0%):
7,500	Dominion Resources, Inc., 6.15%^(a)	388,800

Pharmaceuticals (0.5%):
1,806	Allergan plc, Series A, 6.60%(a)	1,505,518
2,955	Teva Pharmaceutical Industries, Ltd., 4.42%(a)	2,443,785

		3,949,303

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Preferred Stocks, continued
Real Estate Investment Trusts (REITs) (0.2%):
3,376	American Tower Corp., Series A, 4.67%(a)	$377,690
13,344	Welltower, Inc., Series I, 4.79%(a)	904,723

		1,282,413

Real Estate Management & Development (0.0%):
15,600	Forestar Group, Inc., 10.09%(a)	239,148

Technology Hardware, Storage & Peripherals (0.2%):
1,991	Samsung Electronics Co., Ltd., 1.93%(a)	2,055,919

Total Preferred Stocks (Cost $16,924,207)		16,308,000

Warrant (0.0%):
Paper & Forest Products (0.0%):
157,250	TFS Corp., Ltd.*(a)	39,939

Total Warrant (Cost $–)		39,939

Convertible Preferred Stocks (0.5%):
Banks (0.0%):
272	Wells Fargo & Co., Series L, Class A, 5.77%(a)	353,430

Capital Markets (0.3%):
13,297	Mandatory Exchange Trust, 5.75%(a)(d)	1,357,757

Internet Software & Services (0.1%):
144,482	Domo, Inc., Series E*(a)(b)(c)	1,089,394

Real Estate Investment Trusts (REITs) (0.1%):
8,984	Crown Castle International Corp., Series A(a)	1,085,806

Total Convertible Preferred Stocks (Cost $3,777,551)		3,886,387

Private Placements (0.2%):
Household Durables (0.2%):
$3,065,000	AliphCom, Inc., 12.00%, 4/1/20(a)(b)(c)(e)	1,195,350

Oil, Gas & Consumable Fuels (0.0%):
268,000	Project Samson BND Corp., 12.00%, 4/1/20(a)(b)(c)(e)	104,520

Total Private Placements (Cost $3,333,000)		1,299,870

Convertible Bonds (0.8%):
Biotechnology (0.0%):
178,000	BioMarin Pharmaceutical, Inc., 0.75%, 10/15/18^(a)	197,691
175,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20^(a)	202,344

		400,035

Diversified Financial Services (0.1%):
100,000	Telecom Italia Finance SA, Registered Shares, 6.13%, 11/15/16+(a)(d)	107,353
500,000	Telecom Italia Finance SA, 6.13%, 11/15/16+(a)(d)	535,729

		643,082

Diversified Telecommunication Services (0.1%):
300,000	Telefonica SA, Series TIT, 6.00%, 7/24/17+(a)(d)	284,944
900,000	Telefonica SA, Series TEF, 4.90%, 9/25/17+(a)	814,387

		1,099,331

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Convertible Bonds, continued
Electrical Equipment (0.1%):
$478,000	Suzlon Energy, Ltd., Series SUEL, 5.75%, 7/16/19(a)(d)(e)	$497,718

Food Products (0.0%):
400,000	REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14(a)(b)(c)(f)	2,000

Internet Software & Services (0.1%):
430,000	SINA Corp., 1.00%, 12/1/18, Callable 12/1/16 @ 100(a)	422,206

Oil, Gas & Consumable Fuels (0.2%):
936,000	Cobalt International Energy, Inc., 2.63%, 12/1/19(a)	351,000
1,146,000	Cobalt International Energy, Inc., 3.13%, 5/15/24(a)	378,179
1,123,330	Dana Gas Sukuk, Ltd., 7.00%, 10/31/17(a)(d)	982,914

		1,712,093

Real Estate Management & Development (0.1%):
750,000	CapitaLand, Ltd., 2.10%, 11/15/16+(a)(d)	553,395
750,000	CapitaLand, Ltd., 1.95%, 10/17/23, Callable 10/17/18 @ 100+(a)(d)	554,787

		1,108,182

Semiconductors & Semiconductor Equipment (0.0%):
246,000	Intel Corp., 3.25%, 8/1/39(a)	399,904

Software (0.1%):
340,000	Take-Two Interactive Software, Inc., 1.75%, 12/1/16(a)	674,263

Total Convertible Bonds (Cost $9,188,515)		6,958,814

Floating Rate Loans (0.8%):
Capital Markets (0.1%):
103,280	Sheridan Production Partners, 4.25%, 12/2/20(a)(e)(g)	63,001
38,528	Sheridan Production Partners, 4.25%, 12/16/20(a)(e)(g)	23,502
742,280	Sheridan Production Partners, 4.25%, 12/16/20(a)(e)(g)	452,791

		539,294

Energy Equipment & Services (0.1%):
371,328	Drillships Financing Holdings, Inc., 5.50%, 3/31/21(a)(e)	144,446
1,280,055	Seadrill, Ltd., 4.00%, 2/21/21(a)(e)	568,345

		712,791

Hotels, Restaurants & Leisure (0.2%):
1,460,648	Hilton Worldwide Finance LLC, 3.50%, 10/25/20(a)(e)	1,460,647

Independent Power and Renewable Electricity Producers (0.1%):
600,463	Calpine Corp., 3.50%, 6/15/22(a)(e)	593,455

Marine (0.0%):
470,818	Drillships Ocean Ventures, Inc., 3.50%, 7/9/21(a)(e)	279,350

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Floating Rate Loans, continued
Media (0.1%):
$1,093,863	Univision Communications, Inc., 4.00%, 3/1/20(a)(e)	$1,086,830

Metals & Mining (0.0%):
347,375	Novelis, Inc., 0.00%, 6/15/22(a)(e)	343,613

Oil, Gas & Consumable Fuels (0.0%):
405,533	Fieldwood Energy LLC, 8.38%, 9/20/20(a)(e)	111,522

Real Estate Management & Development (0.1%):
880,182	Promontoria Blue Holding 2 BV, 0.00%, 4/17/20(a)(c)(e)(g)	976,645

Trading Companies & Distributors (0.1%):
582,075	Univar USA, Inc., 0.00%, 6/30/22(a)(e)	572,826

Total Floating Rate Loans (Cost $8,394,715)		6,676,973

Corporate Bonds (3.7%):
Automobiles (0.1%):
583,000	General Motors Financial Co., Inc., 3.50%, 7/10/19(a)	603,257
327,000	Volkswagen AG, Registered Shares, 2.45%, 11/20/19(a)(d)	332,585

		935,842

Banks (0.9%):
391,000	Bank of America Corp., 2.00%, 1/11/18, MTN(a)	393,500
381,000	Bank of America Corp., 2.60%, 1/15/19(a)	389,865
365,000	Capital One Bank USA NA, Series BNKT, 2.15%, 11/21/18, Callable 10/21/18 @ 100(a)	367,582
1,101,000	Citigroup, Inc., 1.80%, 2/5/18(a)	1,105,514
298,000	Citigroup, Inc., Series A, 5.95%, 12/29/49, Callable 1/30/23 @ 100^(a)(e)	294,461
829,000	Citigroup, Inc., Series O, 5.88%, 12/29/49, Callable 1/15/18 @ 100^(a)(e)	795,840
319,000	JPMorgan Chase & Co., 4.35%, 8/15/21(a)	350,943
1,565,000	JPMorgan Chase & Co., Series X, 6.10%, 10/29/49, Callable 1/10/24 @ 100(a)(e)	1,613,907
778,000	JPMorgan Chase & Co., Series Q, 5.15%, 12/29/49, Callable 7/1/16 @ 100, Perpetual Bond^(a)(e)	756,683
379,000	Merrill Lynch & Co., 6.88%, 4/25/18, MTN(a)	413,772

		6,482,067

Beverages (0.1%):
862,000	Anheuser-Busch InBev NV, 2.65%, 2/1/21, Callable 1/1/21 @ 100(a)	893,907
90,000	Molson Coors Brewing Co., 1.45%, 7/15/19(a)	90,228
235,000	Molson Coors Brewing Co., 2.10%, 7/15/21, Callable 6/15/21 @ 100(a)	235,714

		1,219,849

Biotechnology (0.2%):
823,000	AbbVie, Inc., 2.50%, 5/14/20, Callable 4/14/20 @ 100(a)	841,371
660,000	AbbVie, Inc., 2.30%, 5/14/21, Callable 5/14/21 @ 100(a)	668,022

		1,509,393

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Capital Markets (0.3%):
$595,000	Ford Motor Credit Co. LLC, 5.00%, 5/15/18(a)	$630,423
662,000	Goldman Sachs Group, Inc. (The), Series L, 5.70%, 12/29/49, Callable 10/5/19 @ 100^(a)(e)	660,693
695,000	Goldman Sachs Group, Inc. (The), Series M, 5.38%, 12/31/49, Callable 10/5/20 @ 100^(a)(e)	683,741
509,000	Morgan Stanley, Series H, 5.45%, 7/29/49, Callable 7/15/19 @ 100(a)(e)	488,640

		2,463,497

Communications Equipment (0.1%):
534,000	Cisco Systems, Inc., 2.20%, 2/28/21(a)	550,349

Consumer Finance (0.3%):
628,000	Ally Financial, Inc., 2.75%, 1/30/17^(a)	630,935
431,000	Ally Financial, Inc., 3.50%, 1/27/19^(a)	428,306
430,000	American Express Co., Series C, 5.01%, 12/29/49, Callable 3/15/20 @ 100^(a)(e)	411,188
200,000	Ford Motor Credit Co. LLC, 2.55%, 10/5/18(a)	203,697
254,000	General Motors Financial Co., Inc., 2.40%, 4/10/18^(a)	255,995
255,000	Hyundai Capital America, 2.00%, 3/19/18(a)(d)	256,599
198,000	Synchrony Financial, 3.75%, 8/15/21, Callable 6/15/21 @ 100(a)	205,116

		2,391,836

Diversified Financial Services (0.2%):
538,000	Berkshire Hathaway, Inc., 2.75%, 3/15/23, Callable 1/15/23 @ 100(a)	555,879
624,776	Delta Topco, Ltd., 10.00%, 11/24/60(a)(b)(c)	624,776
88,000	General Electric Capital Corp., Series A, 5.55%, 5/4/20, MTN(a)	101,343
460,000	General Electric Capital Corp., 6.38%, 11/15/67, Callable 11/15/17 @ 100(a)(e)	469,775

		1,751,773

Diversified Telecommunication Services (0.3%):
958,000	AT&T, Inc., 2.38%, 11/27/18(a)	977,674
1,583,000	AT&T, Inc., 3.00%, 6/30/22, Callable 4/30/22 @ 100(a)	1,621,110
110,000	Hughes Satellite Systems Corp., 7.63%, 6/15/21(a)	118,374

		2,717,158

Health Care Equipment & Supplies (0.1%):
861,000	Medtronic, Inc., 3.15%, 3/15/22(a)	918,833

Industrial Conglomerates (0.1%):
710,000	General Electric Co., Series D, 5.00%, 12/29/49, Callable 1/21/21 @ 100^(a)(e)	753,310

Internet Software & Services (0.0%):
379,000	eBay, Inc., 3.80%, 3/9/22, Callable 9/2/22 @ 100(a)	402,717

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Corporate Bonds, continued
Media (0.1%):
$245,000	Cablevision Systems Corp., 5.88%, 9/15/22^(a)	$219,520
200,000	NBCUniversal Enterprise, Inc., 5.25%, 12/31/99, Callable 3/19/21 @ 100(a)(d)	206,250

		425,770

Metals & Mining (0.0%):
319,000	Freeport-McMoRan, Inc., 3.88%, 3/15/23, Callable 12/15/22 @ 100^(a)	279,125

Oil, Gas & Consumable Fuels (0.0%):
111,961	Fieldwood Holdings LLC, 0.00%, 8/31/20(a)(e)	92,181
270,000	Sabine Pass Liquefaction LLC, 5.63%, 4/15/23, Callable 1/15/23 @ 100(a)	271,012

		363,193

Personal Products (0.1%):
374,000	Edgewell Personal Care Co., 4.70%, 5/19/21(a)	387,375
342,000	Edgewell Personal Care Co., 4.70%, 5/24/22(a)	351,405

		738,780

Pharmaceuticals (0.2%):
491,000	Forest Laboratories, Inc., 4.38%, 2/1/19, Callable 3/11/18 @ 100(a)(d)	517,879
346,000	Forest Laboratories, Inc., 5.00%, 12/15/21, Callable 9/16/21 @ 100(a)(d)	387,220
531,000	Mylan, Inc., 2.55%, 3/28/19(a)	537,525

		1,442,624

Real Estate Investment Trusts (REITs) (0.0%):
162,000	American Tower Corp., 3.40%, 2/15/19(a)	168,695

Real Estate Management & Development (0.1%):
1,016,000	Global Logistic Properties, Ltd., 3.88%, 6/4/25(a)(c)(d)^	1,038,805

Semiconductors & Semiconductor Equipment (0.1%):
976,000	QUALCOMM, Inc., 3.00%, 5/20/22(a)	1,029,977

Software (0.3%):
2,190,000	Oracle Corp., 1.90%, 9/15/21, Callable 1/8/21 @ 100(a)	2,198,044

Wireless Telecommunication Services (0.1%):
440,000	T-Mobile USA, Inc., 6.00%, 4/15/24, Callable 4/15/19 @ 104.5^(a)	455,400

Total Corporate Bonds (Cost $29,565,995)		30,237,037

Foreign Bonds (13.2%):
Banks (0.2%):
610,000	Lloyds TSB Bank plc, Series E, 13.00%, 1/29/49, Callable 1/21/29 @ 100+(a)(d)(e)	1,331,483

Metals & Mining (0.0%):
270,000	Constellium NV, 7.00%, 1/15/23, Callable 1/15/18 @ 105.25+(a)(d)	241,919

Sovereign Bonds (13.0%):
4,181,000	Australian Government, Series 124, 5.75%, 5/15/21+(a)	3,712,524
7,534,000	Australian Government, Series 128, 5.75%, 7/15/22+(a)	6,899,116

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Foreign Bonds, continued
Sovereign Bonds, continued
$2,152,000	Bonos y Oblig del Estado (Spanish Government), 1.95%, 4/30/26+(a)	$2,543,096
6,729,000	Brazil Nota do Tesouro Nacional, Series NTNF, 1.56%, 1/1/21+(a)(h)(i)	1,953,650
433,000	Brazil Nota do Tesouro Nacional, Series NTNB, 0.00%, 8/15/22+(a)(i)	392,232
4,545,000	Bundesobligation, Series 173, 0.00%, 4/9/21+(a)	5,180,709
4,071,000	Buoni del Tesoro Poliennali, 1.50%, 6/1/25+(a)	4,644,634
2,255,000	Canada Housing Trust, 1.25%, 6/15/21+(a)(d)	1,764,636
3,542,000	Canadian Government, 0.25%, 5/1/18+(a)	2,728,530
2,203,000	Canadian Government, 0.75%, 3/1/21+(a)	1,719,186
250,000	Federative Republic of Brazil, 2.88%, 4/1/21+(a)	274,983
4,109,000	Governemnt of France, 0.50%, 5/25/26+(a)(d)	4,692,475
159,750,000	Government of Japan, Series 350, 0.10%, 3/15/17+(a)	1,551,517
3,732,000	Government of Poland, 5.75%, 10/25/21+(a)	1,111,821
741,160,000	Hungary Government Bond, Series 25/B, 5.50%, 6/24/25+(a)	3,096,726
910,000,000	Japan Treasury Bill, Series 601, 0.00%, 7/19/16+(a)(h)	8,813,859
930,000,000	Japan Treasury Bill, Series 611, 0.00%, 9/5/16+(a)(h)	9,011,282
437,050,000	Japan Treasury Bill, Series 362, 0.10%, 3/15/18+(a)	4,262,010
910,000,000	Japan Treasury Discount Bill, Series 609, 0.00%, 8/22/16+(a)(h)	8,816,582
440,000,000	Japan Treasury Discount Bill, Series 593, 0.00%, 9/12/16+(a)(h)	4,263,653
920,000,000	Japan Treasury Discount Bill, Series 617, 0.00%, 10/3/16+(a)(h)	8,917,273
128,111,000	Mexican Bonos Desarr, Series M, 6.50%, 6/10/21+(a)(e)(j)	7,324,453
4,006,000	New Zealand Government, Series 0521, 6.00%, 5/15/21+(a)	3,379,743
4,418,000	Poland Government Bond, Series 1020, 5.25%, 10/25/20+(a)	1,268,240
5,137,000	Poland Government Bond, Series 0725, 3.25%, 7/25/25+(a)	1,346,872
2,239,000	Poland Government Bond, Series 0726, 2.50%, 7/25/26+(a)	547,901
725,000	Republic of Indonesia, 2.63%, 6/14/23+(a)(d)	811,613
3,713,858	United Kingdom Treasury, 1.50%, 1/22/21+(a)	5,189,474
124,495	United Kingdom Treasury, 2.00%, 9/7/25+(a)	181,512
639,873	United Kingdom Treasury, 3.50%, 1/22/45+(a)(d)	1,185,795

		107,586,097

Total Foreign Bonds (Cost $107,711,840)		109,159,499

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars (3.5%):
Banks (0.6%):
$1,150,000	BNP Paribas SA, 2.40%, 12/12/18(a)	$1,172,460
1,275,000	HSBC Holdings plc, 6.38%, 12/29/49, Callable 9/17/24 @ 100^(a)(e)	1,204,875
325,000	ING Groep NV, 6.00%, 12/31/49, Callable 4/16/20 @ 100^(a)(e)	305,500
865,000	Intesa Sanpaolo SpA, 3.88%, 1/15/19(a)	889,049
200,000	Lloyds Bank plc, 2.30%, 11/27/18(a)	201,126
250,000	Rabobank Nederland, 3.95%, 11/9/22(a)	258,545
455,000	Standard Chartered plc, 6.50%, 12/31/49, Callable 2/4/20 @ 100^(a)(d)(e)	415,188
460,000	Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19(a)	469,811
366,000	UBS AG Stamford CT, 2.38%, 8/14/19(a)	374,312

		5,290,866

Capital Markets (0.1%):
400,000	CSG Guernsey I, Ltd., Registered Shares, 7.88%, 2/24/41, Callable 8/24/16 @ 100(a)(d)(e)	400,500
446,000	Deutsche Bank AG, 1.88%, 2/13/18(a)	443,208

		843,708

Diversified Financial Services (0.1%):
253,000	Export-Import Bank of Korea, 2.88%, 9/17/18(a)	260,264
811,000	Export-Import Bank of Korea, 2.63%, 12/30/20(a)	835,646
255,000	GE Capital International Holdings, Ltd., 2.34%, 11/15/20(a)(d)	262,691

		1,358,601

Diversified Telecommunication Services (0.1%):
190,000	Intelsat Jackson Holdings SA, 8.00%, 2/15/24, Callable 2/15/19 @ 104^(a)(d)	187,150
572,000	Telecom Italia SpA, 5.30%, 5/30/24(a)(d)	570,570

		757,720

Electric Utilities (0.0%):
527,380	Inversiones Alsacia SA, 8.00%, 12/31/18, Callable 7/25/16 @ 100(a)(c)(d)	35,598

Energy Equipment & Services (0.1%):
562,000	Petroleos Mexicanos, 5.75%, 3/1/18(a)	587,661

Financial Services (0.1%):
495,000	UBS Group AG, 4.13%, 9/24/25(a)(d)	513,091

Industrial Conglomerates (0.0%):
400,000	Odebrecht Finance, Ltd., 4.38%, 4/25/25(a)(d)	172,800

Internet Software & Services (0.2%):
670,000	Alibaba Group Holding, Ltd., 3.13%, 11/28/21, Callable 9/28/21 @ 100(a)	685,179
313,000	Alibaba Group Holding, Ltd., 3.60%, 11/28/24, Callable 8/28/24 @ 100^(a)	319,626

		1,004,805

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Yankee Dollars, continued
Media (0.0%):
$200,000	Unitymedia Hessen, 5.50%, 1/15/23, Callable 1/15/18 @ 102.75(a)(d)	$201,000

Metals & Mining (0.1%):
306,000	First Quantum Minerals, Ltd., Registered Shares, 6.75%, 2/15/20, Callable 2/15/17 @ 103.38(a)(d)	252,450
883,000	First Quantum Minerals, Ltd., Registered Shares, 7.00%, 2/15/21, Callable 2/15/18 @ 103.5(a)(d)	709,711

		962,161

Oil, Gas & Consumable Fuels (0.4%):
775,000	Petroleos Mexicanos, 3.50%, 7/23/20(a)	774,310
870,000	Petroleos Mexicanos, 6.38%, 2/4/21(a)(d)	945,951
494,000	YPF SA, 8.88%, 12/19/18(a)(d)	532,285
1,259,000	YPF SA, 8.50%, 7/28/25(a)(d)	1,330,133

		3,582,679

Paper & Forest Products (0.2%):
1,287,000	TFS Corp., Ltd., 11.00%, 7/15/18, Callable 8/8/16 @ 104(a)(b)	1,287,000

Pharmaceuticals (0.1%):
669,000	Actavis Funding SCS, 3.00%, 3/12/20, Callable 12/2/20 @ 100(a)	689,959

Real Estate Investment Trusts (REITs) (0.0%):
316,000	Trust F/1401, 5.25%, 12/15/24, Callable 9/15/24 @ 100(a)(d)	323,110

Real Estate Management & Development (0.0%):
351,000	IRSA Propiedades Comerciales SA, 8.75%, 3/23/23, Callable 3/23/20 @ 104.38(a)(d)	373,376
200,000	Sun Hung Kai Properties, Ltd., Series E, 4.50%, 2/14/22(a)(d)	222,517

		595,893

Sovereign Bonds (1.4%):
388,000	City of Buenos Aires Agrentina, 8.95%, 2/19/21^(a)(d)	432,620
487,000	Federal Republic of Brazil, 4.88%, 1/22/21^(a)	513,055
446,000	Provincia de Buenos Aires, 9.13%, 3/16/24(a)(d)	490,600
1,491,000	Republic of Argentina, 6.88%, 4/22/21(a)(d)	1,590,151
833,000	Republic of Argentina, 7.50%, 4/22/26(a)(d)	900,473
917,000	Republic of Argentina, 7.13%, 7/6/36(a)(d)	917,000
382,000	Republic of Argentina, 7.63%, 4/22/46^(a)(d)	412,560
448,000	Republic of Hungary, 6.25%, 1/29/20(a)	496,811
3,072,000	Republic of Hungary, 6.38%, 3/29/21(a)	3,497,078
480,000	Republic of Indonesia, 6.88%, 1/17/18(a)(d)	515,638
1,228,000	Republic of Turkey, 6.75%, 4/3/18(a)	1,320,714

		11,086,700

Total Yankee Dollars (Cost $29,277,957)		29,293,352

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
U.S. Government Agency Mortgages (0.6%):
$4,497,000	Federal National Mortgages Association, 3.00%, 7/25/46(a)#	$4,666,866

Total U.S. Government Agency Mortgage (Cost $4,613,290)		4,666,866

U.S. Treasury Obligations (17.0%):
U.S. Treasury Bills (5.5%)
10,564,000	0.12%, 7/14/16(a)(h)	10,563,525
4,657,000	0.17%, 7/21/16(a)(h)	4,656,525
4,000,000	0.17%, 7/28/16(a)(h)	3,999,472
11,000,000	0.21%, 8/4/16(a)(h)	10,997,767
6,435,000	0.20%, 8/11/16(a)(h)	6,433,507
4,870,000	0.22%, 8/18/16(a)(h)	4,868,510
2,000,000	0.22%, 8/25/16(a)(h)	1,999,318
1,870,000	0.24%, 9/22/16(a)(h)	1,868,960

		45,387,584

U.S. Treasury Inflation Index Bonds (0.1%)
1,113,300	1.00%, 2/15/46(a)	1,213,654

U.S. Treasury Notes (7.1%)
2,281,000	0.88%, 1/31/17(k)	2,286,682
8,214,900	1.25%, 3/31/21(a)	8,310,530
39,858,700	1.38%, 4/30/21(a)	40,546,901
3,296,500	1.75%, 3/31/22(a)	3,406,082
1,824,100	2.00%, 8/15/25(a)#	1,906,969
1,639,300	1.63%, 2/15/26(a)	1,657,742

		58,114,906

U.S. Treasury Inflation Index Notes (4.3%)
5,506,100	0.13%, 4/15/21(a)	5,695,251
5,035,900	0.38%, 7/15/25(a)	5,231,711
23,292,100	0.63%, 1/15/26(a)	24,697,593

		35,624,555

Total U.S. Treasury Obligations (Cost $138,118,832)		140,340,699

Purchased Swaptions (0.0%):
Total Purchased Swaptions (Cost $491,038)		199,693

Collateralized Mortgage Obligation (0.1%):
459,000	Logistics UK, Class F, Series 2015-1A, 0.66%, 8/20/25(a)(b)(c)(e)	586,618

Total Collateralized Mortgage Obligation (Cost $688,634)		586,618

Purchased Options (0.2%):
Total Purchased Options (Cost $5,830,457)		4,026,531

Exchange Traded Funds (3.1%):
4,667	ETFS Platinum Trust(k)	461,660
5,528	ETFS Physical Palladium Shares(k)	318,468
124,200	iShares Gold Trust(k)	1,584,792
181,060	SPDR Gold Trust(k)#	22,907,711

Total Exchange Traded Fund (Cost $24,431,286)		25,272,631

Mutual Fund (0.1%):
9,367	iShares Iboxx $ High Yield Corporate Bond Fund, 5.62%	793,291

Total Mutual Fund (Cost $783,722)		793,291

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Contracts, Shares, Notional Amount or Principal Amount		Fair Value
Securities Held as Collateral for Securities on Loan (5.2%):
$43,189,075	AZL MVP BlackRock Global Allocation Fund Securities Lending Collateral Account(l)	$43,189,075

Total Securities Held as Collateral for Securities on Loan (Cost $43,189,075)		43,189,075

Unaffiliated Investment Companies (1.7%):
5,819,204	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 0.16%(h) (m)	5,819,204
7,908,502	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.00%(h)	7,908,502

Total Unaffiliated Investment Company (Cost $13,727,706)		13,727,706

Total Investment Securities (Cost $850,478,052)(n) — 103.8%		860,276,845
Net other assets (liabilities) — (3.8)%		(33,870,043)

Net Assets — 100.0%		$826,406,802

Percentages indicated are based on net assets as of June 30, 2016.

ADR—American Depositary Receipt

MTN—Medium Term Note

SPDR—Standard & Poor’s Depository Receipts

*	Non-income producing security.

#	All or a portion of the security has been pledged as collateral for open derivative positions.

^	This security or a partial position of this security was on loan as of June 30, 2016. The total value of securities on loan as of June 30, 2016, was $42,561,731.

+	The principal amount is disclosed in local currency and the fair value is disclosed in U.S. Dollars.
(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 1.38% of the net assets of the fund.

(c)	Security was valued in good faith pursuant to procedures approved by the Board of Trustees as of June 30, 2016. The total of all such securities represent 1.47% of the net assets of the fund.

(d)	Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors. The sub-adviser has deemed these securities to be liquid based on procedures approved by the Board of Trustees.

(e)	Variable rate security. The rate presented represents the rate in effect at June 30, 2016. The date presented represents the final maturity date.

(f)	Defaulted bond.

(g)	The sub-adviser has deemed these securities to be illiquid based on procedures approved by the Board of Trustees. As of June 30, 2016, these securities represent 0.18% of the net assets of the Fund.

(h)	The rate represents the effective yield at June 30, 2016.

(i)	Principal amount is stated in 1,000 Brazilian Real Units.

(j)	Principal amount is stated in 100 Mexican Peso Units.

(k)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

(l)	Purchased with cash collateral held from securities lending. The value of the collateral could include collateral held for securities that were sold on or before June 30, 2016.

(m)	All or a portion of these securities are held by the VIP Subsidiary.

(n)	See Federal Tax Information listed in the Notes to the Financial Statements.

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

The following represents the concentrations by country of risk (based on the domicile of the security issuer) relative to the total fair value of investments as of June 30, 2016:

Country	Percentage
Argentina	0.7%
Australia	1.8%
Belgium	0.2%
Bermuda	—	%NM
Brazil	0.4%
Canada	1.6%
Cayman Islands	0.2%
Chile	—	%NM
China	0.3%
Denmark	0.1%
European Community	—	%NM
Finland	0.1%
France	2.9%
Germany	1.6%
Guernsey	—	%NM
Hong Kong	0.6%
Hungary	0.8%
India	0.4%
Indonesia	0.3%
Ireland (Republic of)	0.8%
Israel	0.6%
Italy	1.4%

Country	Percentage
Japan	12.9%
Jersey	0.2%
Korea, Republic Of	0.3%
Luxembourg	0.2%
Mexico	1.4%
Netherlands	1.8%
New Zealand	0.4%
Norway	—	% NM
Poland	0.5%
Portugal	0.1%
Republic of Korea (South)	0.2%
Singapore	0.7%
Spain	0.6%
Sweden	0.3%
Switzerland	1.3%
Taiwan	0.2%
Turkey	0.2%
United Arab Emirates	0.2%
United Kingdom	4.8%
United States	58.9%

	100.0%

NM Not meaningful, amount is less than 0.05%.

Securities Sold Short (-0.3%):(a)

Security Description	Proceeds Received	Fair Value	Unrealized Appreciation/ Deprecation
Alcoa, Inc.	$(393,174)	$(372,153)	$21,021
Church & Dwight Co., Inc.	(552,930)	(573,097)	(20,167)
Ecolab, Inc.	(710,910)	(723,462)	(12,552)
Gentex Corp.	(389,265)	(383,916)	5,349
LafargeHolcim, Ltd.	(476,514)	(403,554)	72,960

	$(2,522,793)	$(2,456,182)	$66,611

Futures Contracts

Cash of $33,404,750 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
DJ EURO STOXX 600 September Futures (Euro)(a)	Short	9/16/16	(65)	$(1,179,582)	$(26,887)
NIKKEI 225 Index September Futures (Japanese Yen)(a)	Short	9/8/16	(1)	(76,223)	2,665
MSCI Taiwan Index July Futures (U.S. Dollar)(a)	Short	7/28/16	(1)	(31,750)	(978)
DJ EURO STOXX 50 September Futures (Euro)(a)	Short	9/19/16	(39)	(1,235,478)	10,264
CAC 40 10 Euro July Futures (Euro)(a)	Short	7/15/16	(3)	(140,941)	(4,036)
FTSE 100 Index September Futures (British Pounds)(a)	Long	9/19/16	1	85,484	6,626
ASX SPI 200 Index September Futures (Australian Dollar)(a)	Long	9/16/16	1	96,481	85
U.S. Treasury 10-Year Note September Futures (U.S. Dollar)	Long	9/22/16	123	16,357,078	382,544
S&P 500 Index E-Mini September Futures(U.S. Dollar)(a)	Long	9/19/16	15	1,567,650	24,837
NASDAQ 100 E-Mini September Futures (U.S. Dollar)(a)	Long	9/16/16	6	528,840	(1,378)
German Stock Index September Futures (Euro)(a)	Long	9/16/16	2	536,406	3,234

Total					$396,976

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Option Contracts(a)

Over-the-counter options purchased as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
AFLAC, Inc.	Goldman Sachs	Call	85.00 USD	1/19/18	23,937	$50,904
Allstate Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	15,243	41,255
Apple, Inc.	Citigroup Global Markets	Call	100.00 USD	9/16/16	14,409	28,966
BB&T Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	33,282	67,895
Capital One Financial Corp.	Goldman Sachs	Call	80.00 USD	1/19/18	34,070	108,268
CIT Group, Inc.	Goldman Sachs	Call	42.00 USD	1/19/18	20,475	36,757
Citigroup, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	110,669
CME Group, Inc.	Goldman Sachs	Call	115.00 USD	1/19/18	16,384	54,188
Comerica, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	28,632	55,483
E*Trade Financial Corp.	Goldman Sachs	Call	35.00 USD	1/19/18	42,404	47,565
Euro Stoxx 50 Index	Goldman Sachs	Call	3500.00 EUR	3/16/18	424	28,882
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	20,080
Euro Stoxx 50 Index	Morgan Stanley	Call	3025.00 EUR	3/17/17	144	20,080
Euro Stoxx 50 Index	Morgan Stanley	Call	3450.00 EUR	3/20/17	248	6,696
Euro Stoxx 50 Index	UBS Warburg	Call	3600.00 EUR	6/15/18	206	11,412
Euro Stoxx 50 Index	Citigroup Global Markets	Call	3150.00 EUR	6/16/17	540	51,335
Euro Stoxx 50 Index	Bank of America	Call	3600.00 EUR	9/15/17	477	14,778
Euro Stoxx 50 Index	Deutsche Bank	Call	3426.55 EUR	9/21/18	225	20,696
Euro Stoxx 50 Index	Barclays Bank	Call	3500.00 EUR	12/15/17	488	27,143
Fifth Third BanCorp	Goldman Sachs	Call	25.00 USD	1/19/18	46,690	23,102
Franklin Resources, Inc.	Goldman Sachs	Call	45.00 USD	1/19/18	42,153	46,798
JPMorgan Chase & Co.	Goldman Sachs	Call	70.00 USD	1/19/18	46,690	142,176
KeyCorp	Goldman Sachs	Call	15.00 USD	1/19/18	46,690	16,573
Lincoln National Corp.	Goldman Sachs	Call	55.00 USD	1/19/18	28,360	52,120
MetLife, Inc.	Goldman Sachs	Call	52.50 USD	1/19/18	46,690	60,314
MetLife, Inc.	UBS Warburg	Call	50.00 USD	1/20/17	12,874	5,164
MetLife, Inc.	UBS Warburg	Call	52.50 USD	1/20/17	11,800	3,013
Morgan Stanley	Goldman Sachs	Call	35.00 USD	1/19/18	46,690	46,752
MunuLife Financial Corp.	Goldman Sachs	Call	22.00 CAD	1/19/18	46,690	24,379
Nikkei 225	Goldman Sachs	Call	21968.28 JPY	3/09/18	16,713	31,995
Prudential Financial, Inc.	Morgan Stanley	Call	87.50 USD	1/20/17	14,400	12,543
Qualcomm, Inc.	Deutsche Bank	Call	52.50 USD	5/19/17	25,613	134,194
Regions Financial Corp.	Goldman Sachs	Call	12.00 USD	1/19/18	46,690	11,522
SPDR Gold Shares(b)	JPMorgan Chase	Call	100.00 USD	9/16/16	15,657	415,663
SPDR Gold Shares(b)	JPMorgan Chase	Call	120.00 USD	9/16/16	21,700	172,585
SPDR Gold Shares(b)	JPMorgan Chase	Call	125.00 USD	9/16/16	22,367	108,183
SPDR Gold Shares(b)	JPMorgan Chase	Call	127.00 USD	10/21/16	11,307	53,904
SPDR Gold Shares(b)	JPMorgan Chase	Call	100.00 USD	12/16/16	12,078	324,108
SPDR Gold Shares(b)	JPMorgan Chase	Call	125.00 USD	12/16/16	22,367	153,410
SPDR Gold Trust(b)	Societe Generale	Call	121.00 USD	1/20/17	22,476	216,029
State Street Corp.	Goldman Sachs	Call	72.50 USD	1/19/18	31,589	60,581
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	355.61 EUR	3/17/17	4,134	43,899
Stoxx Europe 600 Index	JPMorgan Chase	Call	372.06 EUR	9/15/17	3,057	25,949
Stoxx Europe 600 Index	Credit Suisse First Boston	Call	345.00 EUR	9/16/16	3,474	21,431
SunTrust Banks, Inc.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	59,969
Synchrony Financial	Goldman Sachs	Call	35.00 USD	1/19/18	46,690	59,133
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	9/20/17	6,476	46,987
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Call	9000.00 TWD	12/20/17	6,603	58,042
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Call	9000.77 TWD	9/22/16	6,700	7,827
TD Ameritrade Holdg Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	39,795	38,593
The Charles Schwab Corp.	Goldman Sachs	Call	40.00 USD	1/19/18	46,690	17,468
Travelers Companies, Inc.	Goldman Sachs	Call	135.00 USD	1/19/18	14,440	55,406
Wells Fargo & Co.	Goldman Sachs	Call	55.00 USD	1/19/18	46,690	83,708

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
Zions Bancorporation	Goldman Sachs	Call	35.00 USD	1/19/18	38,281	$36,099
Euro Stoxx 50 Index	UBS Warburg	Put	2875.00 EUR	7/15/16	1,187	84,574
Gentex Corp.	Morgan Stanley	Put	12.50 USD	9/16/16	68,310	4,379
S&P 500 Index	Morgan Stanley	Put	2035.00 USD	7/15/16	8,685	59,785

Total						$3,621,409

Over-the-counter options written as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
Alexion Pharmaceuticals, Inc.	Credit Suisse First Boston	Call	125.00 USD	11/18/16	1,444	$(10,717)
Bank of America	Morgan Stanley	Call	14.00 USD	7/15/16	27,969	(3,623)
Euro Stoxx 50 Index	UBS Warburg	Call	3075.00 EUR	7/15/16	1,187	(2,746)
General Electric Co.	Deutsche Bank	Call	32.50 USD	1/20/17	65,566	(66,996)
General Electric Co.	UBS Warburg	Call	31.00 USD	9/16/16	77,197	(91,105)
Johnson & Johnson	Barclays Bank	Call	110.00 USD	1/20/17	21,498	(275,896)
JPMorgan Chase & Co.	Credit Suisse First Boston	Call	58.50 USD	7/15/16	12,912	(47,407)
Mylan NV	Barclays Bank	Call	45.00 USD	7/15/16	5,141	(2,940)
Qualcomm, Inc.	Deutsche Bank	Call	70.00 USD	5/19/17	25,613	(13,307)
SPDR Gold Shares(b)	Citigroup Global Markets	Call	150.00 USD	10/21/16	113	(7,295)
Apple, Inc.	Citigroup Global Markets	Put	90.00 USD	9/16/16	14,409	(29,933)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(12,244)
Euro Stoxx 50 Index	Morgan Stanley	Put	2375.00 EUR	3/17/17	144	(12,244)
Euro Stoxx 50 Index	Citigroup Global Markets	Put	2350.00 EUR	6/16/17	540	(68,930)
Euro Stoxx 50 Index	UBS Warburg	Put	2650.00 EUR	7/15/16	1,187	(12,708)
Euro Stoxx 50 Index	Deutsche Bank	Put	2586.07 EUR	9/21/18	225	(79,339)
Johnson & Johnson	Barclays Bank	Put	97.50 USD	1/20/17	21,498	(21,330)
MetLife, Inc.	UBS Warburg	Put	45.00 USD	1/20/17	6,437	(44,791)
MetLife, Inc.	UBS Warburg	Put	46.00 USD	1/20/17	5,900	(45,808)
Nikkei 225	Goldman Sachs	Put	17974.04 JPY	3/09/18	16,713	(596,798)
Prudential Financial, Inc.	Morgan Stanley	Put	77.50 USD	1/20/17	7,200	(73,073)
Qualcomm, Inc.	Deutsche Bank	Put	40.00 USD	5/19/17	25,613	(38,566)
S&P 500 Index	Morgan Stanley	Put	1870.00 USD	7/15/16	8,685	(4,374)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	9/20/17	6,476	(195,201)
Taiwan Stock Exchange Weighted Index	Citigroup Global Markets	Put	8100.70 TWD	9/21/16	6,700	(34,777)
Taiwan Stock Exchange Weighted Index	Morgan Stanley	Put	8600.00 TWD	12/20/17	6,603	(213,155)

Total						$(2,005,303)

Exchange-traded options purchased as of June 30, 2016 were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
SPDR Gold Trust(b)	Call	124.00 USD	8/19/16	451	$209,715
SPDR Gold Trust(b)	Call	125.00 USD	9/30/16	218	113,360

Total					$323,075

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Exchange-traded options written as of June 30, 2016 were as follows:

Description	Put/Call	Strike Price	Expiration Date	Contracts	Fair Value
Altria Group, Inc.	Call	67.50 USD	9/16/16	90	$(25,425)
Altria Group, Inc.	Call	67.50 USD	12/16/16	90	(33,525)
Hershey Foods Co.	Call	100.00 USD	8/19/16	25	(37,625)
Mondelez International, Inc.	Call	43.00 USD	9/16/16	98	(38,465)
Perrigo Co. plc	Call	110.00 USD	11/18/16	29	(8,048)
SPDR Gold Shares(b)	Call	145.00 USD	1/20/17	225	(47,138)
SPDR Gold Shares(b)	Call	137.00 USD	9/16/16	224	(28,000)
SPDR Gold Shares(b)	Call	145.00 USD	12/16/16	224	(38,191)
SPDR Gold Trust(b)	Call	136.00 USD	8/19/16	451	(37,433)
SPDR Gold Trust(b)	Call	145.00 USD	9/30/16	218	(15,478)
WhiteWave Foods Co.	Call	37.50 USD	7/15/16	46	(44,160)
Whole Foods Market, Inc.	Call	34.00 USD	9/16/16	127	(12,692)

Total					$(366,180)

Exchange-traded currency options purchased as of June 30, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	110.50 USD	9/08/16	43,771	$12,407
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	110.00 USD	10/04/16	43,938	20,209
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	108.50 USD	11/15/16	44,615	43,093
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	110.00 USD	7/07/16	43,710	698
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	111.00 USD	8/08/16	43,780	5,640

Total					$82,047

Exchange-traded currency options written as of June 30, 2016 were as follows:

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Fair Value
Australian Dollar Call Currency Option (USD/AUD)	Goldman Sachs	0.80 AUD	11/09/16	(26,350)	$(8,752)
Australian Dollar Call Currency Option (USD/AUD)	Deutsche Bank	0.79 AUD	11/10/16	(26,840)	(12,873)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Chase	117.00 USD	10/04/16	(43,938)	(3,506)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.73 NZD	11/08/16	(28,600)	(36,427)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Chase	0.73 NZD	11/10/16	(29,040)	(42,843)
Australian Dollar Put Currency Option (USD/AUD)	Goldman Sachs	0.69 AUD	11/09/16	(26,350)	(14,653)
Australian Dollar Put Currency Option (USD/AUD)	Deutsche Bank	0.67 AUD	11/10/16	(26,840)	(10,272)
Great Britain Pond Put Currency Option (USD/GBP)	Goldman Sachs	1.30 GBP	7/15/16	(44,682)	(41,965)
Japanese Yen Call Currency Option (USD/JPY)	Goldman Sachs	100.50 USD	9/08/16	(43,770)	(57,256)
Japanese Yen Call Currency Option (USD/JPY)	JPMorgan Stanley Chase	100.00 USD	10/04/16	(43,938)	(64,969)
Japanese Yen Call Currency Option (USD/JPY)	Morgan Stanley	101.00 USD	8/08/16	(43,780)	(43,862)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	98.00 USD	11/15/16	(44,615)	(63,368)
Japanese Yen Call Currency Option (USD/JPY)	Deutsche Bank	115.00 USD	11/15/16	(44,615)	(10,091)
New Zealand Call Currency Option (USD/NZD)	Morgan Stanley	0.62 NZD	11/08/16	(28,600)	(8,010)
New Zealand Call Currency Option (USD/NZD)	JPMorgan Chase	0.62 NZD	11/10/16	(29,040)	(7,454)
South African Rand Call Currency Option (USD/ZAR)	Deutsche Bank	17.00 USD	8/22/16	(22,177)	(7,570)
South African Rand Call Currency Option (USD/ZAR)	Goldman Sachs	14.20 USD	8/22/16	(22,177)	(24,733)

Total					$(458,604)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Over-the-counter interest rate swaptions purchased as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	1.22 GBP	9/15/16	907	$83,317
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	1.62 GBP	9/15/16	907	9,964
10-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.25 JPY	8/01/16	1,937,700	16
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.48 USD	9/16/16	904	93,419
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.88 USD	9/16/16	904	12,185
5-Year Interest Rate, Pay 6-Month JPY LIBOR	Deutsche Bank	Put	1.07 JPY	4/04/18	1,006,980	792

Total						$199,693

Over-the-counter interest rate swaptions written as of June 30, 2016 were as follows:

Description	Counterparty	Put/Call	Exercise Rate	Expiration Date	Notional Amount	Market Value
10-Year Interest Rate, Pay 6-Month GBP LIBOR	Goldman Sachs	Put	1.42 GBP	9/15/16	1,814	$(65,539)
10-Year Interest Rate, Pay 6-Month USD LIBOR	Goldman Sachs	Put	1.68 USD	9/16/16	1,808	(79,206)

Total						$(144,745)

Forward Currency Contracts(a)

At June 30, 2016, the Fund’s open forward currency contracts were as follows:

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Short Contracts:
Australian Dollar	Deutsche Bank	9/30/16	1,043,000	$768,399	$775,019	$(6,620)
Australian Dollar	Goldman Sachs	11/9/16	2,635,000	1,954,353	1,955,241	(888)
Australian Dollar	Deutsche Bank	11/10/16	2,684,000	1,955,305	1,991,530	(36,225)
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	358,000	472,657	(114,657)
Brazilian Real	Goldman Sachs	8/25/16	5,203,000	1,432,544	1,591,680	(159,136)
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	802,413	889,570	(87,157)
British Pound	Deutsche Bank	8/3/16	1,368,000	1,998,751	1,821,342	177,409
British Pound	Deutsche Bank	8/4/16	540,000	778,637	718,957	59,680
British Pound	HSBC Bank	9/1/16	1,373,000	1,968,947	1,828,460	140,487
British Pound	Goldman Sachs	9/2/16	1,373,000	1,977,958	1,828,481	149,477
British Pound	BNP Paribas	9/9/16	1,373,000	1,976,644	1,828,623	148,021
British Pound	JPMorgan Chase	9/15/16	1,372,000	1,939,322	1,827,413	111,909
British Pound	Morgan Stanley	9/16/16	1,338,000	1,965,415	1,782,147	183,268
British Pound	Credit Suisse First Boston	9/23/16	803,000	1,098,171	1,069,637	28,534
British Pound	Credit Suisse First Boston	9/30/16	803,000	1,101,218	1,069,726	31,492
British Pound	HSBC Bank	9/30/16	803,000	1,095,123	1,069,726	25,397
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,933,796	1,883,682	50,114
Emirati Dirham	BNP Paribas	1/19/17	2,788,058	753,000	758,152	(5,152)
Emirati Dirham	Goldman Sachs	1/19/17	2,790,242	753,000	758,746	(5,746)
Emirati Dirham	BNP Paribas	1/25/17	2,766,290	747,000	752,162	(5,162)
European Euro	Credit Suisse First Boston	7/1/16	1,757,851	1,961,990	1,950,502	11,488
European Euro	Morgan Stanley	7/1/16	654,149	739,392	725,841	13,551
European Euro	Morgan Stanley	7/28/16	1,401,000	1,586,282	1,556,154	30,128
European Euro	JPMorgan Chase	9/1/16	1,373,000	1,555,321	1,526,991	28,330
Japanese Yen	Morgan Stanley	7/19/16	910,000,000	8,371,203	8,818,997	(447,794)
Japanese Yen	Goldman Sachs	7/28/16	86,173,826	786,774	835,372	(48,598)
Japanese Yen	Goldman Sachs	8/9/16	5,056,065	46,903	49,033	(2,130)
Japanese Yen	Goldman Sachs	8/10/16	4,785,238	43,832	46,408	(2,576)
Japanese Yen	Goldman Sachs	8/19/16	509,700	4,661	4,945	(284)
Japanese Yen	JPMorgan Chase	8/22/16	910,000,000	8,551,506	8,828,815	(277,309)
Japanese Yen	Goldman Sachs	9/6/16	930,000,000	8,589,240	9,028,193	(438,953)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Type of Contract	Counterparty	Delivery Date	Contract Amount (Local Currency)	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
Japanese Yen	Credit Suisse First Boston	9/12/16	440,000,000	$3,893,805	$4,272,562	$(378,757)
Japanese Yen	Deutsche Bank	10/3/16	920,000,000	8,964,851	8,941,897	22,954
Japanese Yen	HSBC Bank	2/13/17	3,510,006	32,399	34,311	(1,912)
Korean Won	Credit Suisse First Boston	8/10/16	1,769,212,000	1,460,770	1,536,083	(75,313)
Mexican Peso	Goldman Sachs	8/25/16	36,337,655	1,941,000	1,977,099	(36,099)
Mexican Peso	JPMorgan Chase	8/25/16	25,507,708	1,364,000	1,387,851	(23,851)
New Zealand Dollar	Morgan Stanley	11/8/16	2,860,000	1,935,391	2,028,002	(92,611)
New Zealand Dollar	JPMorgan Chase	11/10/16	2,904,000	1,937,258	2,059,003	(121,745)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	1,889,000	1,933,619	(44,619)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,943,000	2,025,928	(82,928)
Taiwanese Dollar	Goldman Sachs	1/9/17	65,604,850	1,945,000	2,042,547	(97,547)
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,943,000	2,016,862	(73,862)
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,925,000	2,010,731	(85,731)
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	737,000	767,537	(30,537)

				$91,506,574	$93,078,234	$(1,571,660)

Long Contracts:
Brazilian Real	Morgan Stanley	7/13/16	1,524,292	$393,833	$472,657	$78,824
Brazilian Real	Goldman Sachs	8/25/16	2,640,000	787,496	807,618	20,122
Brazilian Real	Deutsche Bank	12/2/16	2,993,000	840,046	889,570	49,524
British Pound	Deutsche Bank	8/3/16	1,368,000	1,979,705	1,821,342	(158,363)
British Pound	Deutsche Bank	8/4/16	540,000	775,894	718,957	(56,937)
Canadian Dollar	Deutsche Bank	8/24/16	2,529,000	1,933,545	1,958,067	24,522
Canadian Dollar	JPMorgan Chase	9/2/16	2,517,000	1,961,273	1,948,778	(12,495)
Chinese Renminbi	Deutsche Bank	11/4/16	12,566,000	1,913,070	1,883,682	(29,388)
European Euro	Credit Suisse First Boston	7/1/16	2,412,000	2,757,254	2,676,342	(80,912)
European Euro	Morgan Stanley	7/28/16	2,406,000	2,733,830	2,672,453	(61,377)
European Euro	Deutsche Bank	7/29/16	1,144,000	1,292,812	1,270,739	(22,073)
European Euro	Credit Suisse First Boston	8/24/16	1,373,000	1,520,790	1,526,537	5,747
European Euro	JPMorgan Chase	9/1/16	1,373,000	1,539,147	1,526,991	(12,156)
European Euro	HSBC Bank	9/23/16	1,730,000	1,954,346	1,925,696	(28,650)
Japanese Yen	Citibank	7/15/16	78,392,000	714,929	759,614	44,685
Japanese Yen	Morgan Stanley	7/28/16	219,388,000	2,017,825	2,126,755	108,930
Japanese Yen	Goldman Sachs	8/4/16	204,724,860	1,884,000	1,985,065	101,065
Korean Won	Credit Suisse First Boston	8/10/16	900,726,354	775,152	782,038	6,886
Korean Won	Credit Suisse First Boston	8/10/16	868,485,646	758,503	754,045	(4,458)
Polish Zloty	JPMorgan Chase	7/13/16	7,627,688	2,019,050	1,933,619	(85,431)
South African Rand	Citibank	8/26/16	12,335,390	765,000	829,470	64,470
Taiwanese Dollar	Deutsche Bank	8/3/16	102,288,797	3,176,000	3,173,622	(2,378)
Taiwanese Dollar	Goldman Sachs	8/3/16	38,308,515	1,191,000	1,188,564	(2,436)
Taiwanese Dollar	Citibank	1/9/17	65,071,070	1,992,927	2,025,928	33,001
Taiwanese Dollar	Credit Suisse First Boston	1/9/17	65,585,400	2,012,439	2,041,941	29,502
Taiwanese Dollar	JPMorgan Chase	1/9/17	64,779,873	1,985,255	2,016,862	31,607
Taiwanese Dollar	Credit Suisse First Boston	1/11/17	64,579,900	1,982,316	2,010,731	28,415
Taiwanese Dollar	Deutsche Bank	2/16/17	24,630,540	768,743	767,537	(1,206)

				$44,426,180	$44,495,220	$69,040

At June 30, 2016, the Fund’s open forward cross currency contracts were as follows:

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Deutsche Bank	978,000 EUR	120,169,011 JPY	$1,114,243	$1,035,641	$(78,602)
European Euro/Japanese Yen	Deutsche Bank	1,699,000 EUR	210,390,568 JPY	1,925,921	1,773,567	(152,354)
European Euro/Japanese Yen	HSBC Bank	668,000 EUR	83,094,190 JPY	762,378	697,823	(64,555)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Purchase/Sale	Counterparty	Amount Purchased	Amount Sold	Contract Value	Value	Net Unrealized Appreciation/ (Depreciation)
European Euro/Japanese Yen	Morgan Stanley	1,643,000 EUR	204,437,668 JPY	$1,861,232	$1,704,372	$(156,860)
Japanese Yen/European Euro	Deutsche Bank	210,900,268 JPY	1,699,000 EUR	1,879,605	2,036,904	157,299
Japanese Yen/European Euro	Deutsche Bank	125,225,076 JPY	978,000 EUR	1,112,194	1,239,829	127,635
Japanese Yen/European Euro	HSBC Bank	86,604,196 JPY	668,000 EUR	764,503	863,369	98,866
Japanese Yen/European Euro	Morgan Stanley	209,222,906 JPY	1,643,000 EUR	1,874,356	2,077,625	203,269

				$11,294,432	$11,429,130	$134,698

Centrally Cleared Credit Default Swap Agreements—Sell Protection(a)(c)

At June 30, 2016, the Fund’s open centrally cleared credit default swap agreements were as follows:

Underlying Instrument	Counterparty	Expiration Date	Implied Credit Spread at June 30, 2016 (%)(d)	Notional Amount ($)(e)	Fixed Rate (%)	Value ($)	Premiums Paid/ (Received) ($)	Unrealized Appreciation/ (Depreciation) ($)
CDX North America High Yield Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	6/20/21	4.23	3,002,920	5.00	96,656	86,362	10,295
CDX North America Investment Grade Index Swap Agreement with JPMorgan Chase Bank, N.A., Series 26	JPMorgan Chase	6/20/21	0.77	15,562,152	1.00	163,986	170,550	(6,563)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	6/20/21	3.66	5,442,778	5.00	343,708	523,309	(179,602)
iTraxx Crossover Swap Agreement with JPMorgan Chase Bank, N.A., Series 25	JPMorgan Chase	6/20/21	0.84	3,380,000	1.00	28,132	51,306	(23,174)

						632,482	831,527	(199,045)

Over-the-Counter Currency Swap Agreements

At June 30, 2016, the Fund’s open over-the-counter currency swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Counterparty	Notional Amount (Local)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	1.230	3/15/17	Bank of America	1,597,500 JPY	(225,784)	(225,784)
Pay	3-Month U.S. Dollar LIBOR BBA	1.963	3/15/18	Bank of America	263,100,000 JPY	(221,622)	(221,622)
Pay	3-Month U.S. Dollar LIBOR BBA	1.838	3/15/18	Bank of America	173,950,000 JPY	(138,445)	(138,445)

						(585,851)	(585,851)

Continued

AZL MVP BlackRock Global Allocation Fund

Consolidated Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Centrally Cleared Interest Rate Swap Agreements

At June 30, 2016, the Fund’s open centrally cleared interest rate swap agreements were as follows:

Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate (%)	Expiration Date	Clearing Agent	Notional Amount (Local)	Upfront Premiums Paid/ (Received) ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Pay	3-Month U.S. Dollar LIBOR BBA	0.016	4/9/21	JPMorgan Chase	1,165,000 EUR	18	(8,764)	(8,623)
Pay	3-Month U.S. Dollar LIBOR BBA	1.380	6/28/22	JPMorgan Chase	4,553,447 USD	61	(374)	(434)
Pay	3-Month U.S. Dollar LIBOR BBA	1.450	6/28/22	JPMorgan Chase	4,553,447 USD	61	(9,643)	(9,704)
Pay	3-Month U.S. Dollar LIBOR BBA	1.445	6/28/22	JPMorgan Chase	9,106,893 USD	121	(17,962)	(18,083)

							(36,743)	(36,844)

Total Return Swaps at June 30, 2016

Pay/ Receive	Reference Entity	Expiration Date	Counterparty	Notional Amount (Local)	Unrealized Appreciation/ (Depreciation)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	179,040 EUR	$(12,480)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	357,346 EUR	(9,836)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/15/17	BNP Paribas SA	365,440 EUR	(6,720)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	363,120 EUR	(30,000)
Pay	EURO Stoxx 50 Index Dividends December Futures	12/21/18	BNP Paribas SA	192,100 EUR	(15,130)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	27,850,000 JPY	46,973
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/17	BNP Paribas SA	25,515,000 JPY	37,918
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	42,966,300 JPY	(4,419)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/30/18	BNP Paribas SA	43,387,500 JPY	(8,499)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	24,640,000 JPY	(16,678)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	44,447,000 JPY	(18,257)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/29/19	BNP Paribas SA	20,625,000 JPY	(9,501)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	20,976,000 JPY	(13,831)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	37,400,000 JPY	(15,128)
Pay	NIKKEI 225 Dividend Index E-Mini March Futures	3/31/20	BNP Paribas SA	31,410,000 JPY	(20,223)
Pay	S&P 500 Index Dividends December Futures	12/21/18	BNP Paribas SA	514,250 USD	7,700
Pay	S&P 500 Index Dividends December Futures	12/17/20	Goldman Sachs	215,888 USD	3,713
Pay	S&P 500 Index Dividends December Futures	12/17/21	BNP Paribas SA	267,025 USD	6,600

					$(77,798)

(a)	These securities are held by the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”).

(b)	All or a portion of these securities are held by the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”).

(c)	When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity and take delivery of the reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value. Alternatively, the Fund as a buyer of credit protection will either (i) receive from the seller of protection an amount equal to the par value of the defaulted reference entity and deliver the reference entity to the seller or (ii) receive a net amount of equal to the par value of the defaulted reference entity less its recovery value.

(d)	Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include upfront or daily payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(e)	The notional amount represents the maximum potential amount the Fund could be required to make as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$850,478,052

Investment securities, at value*	$860,276,845
Cash	33,457,910
Segregated cash for collateral	1,259,315
Deposits with brokers for securities sold short	2,628,268
Interest and dividends receivable	2,784,884
Foreign currency, at value (cost $341,574)	341,922
Unrealized appreciation on forward currency contracts	2,426,608
Unrealized appreciation on swap contracts	102,904
Receivable for capital shares issued	67,254
Receivable for investments sold	4,077,586
Reclaims receivable	154,757
Receivable for variation margin on swaps	72,426
Receivable for variation margin on futures contracts	41,334
Prepaid expenses	17,204

Total Assets	907,709,217

Liabilities:
Cash received as collateral for derivatives	1,340,000
Written options (Proceeds received $2,961,408)	2,974,832
Unrealized depreciation on forward currency contracts	3,794,530
Unrealized depreciation on swap agreements	766,553
Payable for collateral received on loaned securities	43,189,075
Payable for investments purchased	25,200,165
Payable for investments redeemed	23,892
Securities sold short (Proceeds received $2,522,793)	2,456,182
Dividend payable on securities sold short	2,135
Payable for variation margin on futures contracts	318,657
Payable for variation margin on swaps	30
Manager fees payable	549,320
Administration fees payable	28,294
Distribution fees payable	160,573
Custodian fees payable	111,198
Administrative and compliance services fees payable	1,598
Trustee fees payable	16,551
Other accrued liabilities	368,830

Total Liabilities	81,302,415

Net Assets	$826,406,802

Net Assets Consist of:
Capital	765,094,549
Accumulated net investment income/(loss)	15,362,122
Accumulated net realized gains/(losses) from investment transactions	38,071,580
Net unrealized appreciation/(depreciation) on investments	7,878,551

Net Assets	$826,406,802

Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,691,067
Net Asset Value (offering and redemption price per share)	$11.69

*	Includes securities on loan of $42,357,242.

Consolidated Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$6,512,783
Interest	3,203,737
Income from securities lending	184,946
Foreign withholding tax	(430,505)

Total Investment Income	9,470,961

Expenses:
Manager fees	3,286,160
Administration fees	170,366
Distribution fees	960,600
Custodian fees	164,580
Administrative and compliance services fees	12,807
Trustee fees	45,630
Professional fees	46,531
Shareholder reports	19,613
Dividends on securities sold short	25,956
Other expenses	61,310

Net expenses	4,793,553

Net Investment Income/(Loss)	4,677,408

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains (losses) on securities transactions	(9,237,753)
Net realized gains (losses) on futures contracts	(1,417,021)
Net realized gains (losses) on options contracts	(2,993,895)
Net realized gains (losses) on securities transactions held short	200,974
Net realized gains (losses) on swap agreements	1,066,250
Net realized gains (losses) on forward currency contracts	(5,434,394)
Change in net unrealized appreciation/depreciation on investments	13,448,760

Net Realized/Unrealized Gains/(Losses) on Investments	(4,367,079)

Change in Net Assets Resulting From Operations	$310,329

See accompanying notes to the financial statements.

Consolidated Statements of Changes in Net Assets

	AZL MVP BlackRock Global Allocation Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$4,677,408	$5,591,952
Net realized gains/(losses) on investment transactions	(17,815,839)	14,176,104
Change in unrealized appreciation/depreciation on investments	13,448,760	(33,614,554)

Change in net assets resulting from operations	310,329	(13,846,498)

Dividends to Shareholders:
From net investment income	—	(9,611,041)
From net realized gains	—	(13,360,270)

Change in net assets resulting from dividends to shareholders	—	(22,971,311)

Capital Transactions:
Proceeds from shares issued	12,782,543	54,905,887
Proceeds from dividends reinvested	—	22,971,311
Value of shares redeemed	(17,048,920)	(29,131,353)

Change in net assets resulting from capital transactions	(4,266,377)	48,745,845

Change in net assets	(3,956,048)	11,928,036
Net Assets:
Beginning of period	830,362,850	818,434,814

End of period	$826,406,802	$830,362,850

Accumulated net investment income/(loss)	$15,362,122	$10,684,714

Share Transactions:
Shares issued	1,130,911	4,466,783
Dividends reinvested	—	1,975,177
Shares redeemed	(1,488,690)	(2,376,490)

Change in shares	(357,779)	4,065,470

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Consolidated Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.69		$12.22	$12.02	$10.54	$10.00

Investment Activities:
Net Investment Income/(Loss)	0.07		0.07	0.10	0.05	0.11
Net Realized and Unrealized Gains/(Losses) on Investments	(0.07)		(0.26)	0.16	1.43	0.56

Total from Investment Activities	—		(0.19)	0.26	1.48	0.67

Dividends to Shareholders From:
Net Investment Income	—		(0.14)	— (b)	—	(0.12)
Realized Gains	—		(0.20)	(0.06)	— (b)	(0.01)

Total Dividends	—		(0.34)	(0.06)	— (b)	(0.13)

Net Asset Value, End of Period	$11.69	(d)	$11.69	$12.22	$12.02	$10.54

Total Return(c)	0.09%		(1.57)%	2.18%	14.08%	6.71	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$826,407		$830,363	$818,435	$681,691	$326,544
Net Investment Income/(Loss)(e)	1.16%		0.67%	0.96%	0.55%	2.01%
Expenses Before Reductions(e)(f)	1.19%		1.18%	1.18%	1.21%	2.44%
Expenses Net of Reductions(e)	1.19%		1.18%	1.18%	1.21%	2.37%
Expenses Net of Reductions, Excluding Expenses Paid Indirectly(e)(g)	1.19%		1.18%	1.18%	1.21%	2.37%
Portfolio Turnover Rate	25	%(d)	64%	61%	40%	119	%(d)

(a)	Period from commencement of operations.

(b)	Less than $0.005.

(c)	The return includes reinvested dividends and fund level expenses, but excludes insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Expenses net of reductions excludes expenses paid indirectly, pursuant to a “commission recapture” program, which is used to pay certain Fund Expenses.

See accompanying notes to the financial statements.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP BlackRock Global Allocation Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Consolidation of Subsidiaries

During the period ended June 30, 2016, the Fund primarily invested in shares of another mutual fund managed by the Manager, the AZL BlackRock Global Allocation Fund (the “VIP Subsidiary”), a wholly-owned and controlled subsidiary of the Fund.

As of June 30, 2016, the Fund’s aggregate investment in the VIP Subsidiary was $785,461,091, representing 95.1% of the Fund’s net assets.

The VIP Subsidiary’s primary vehicle for gaining exposure to the commodities markets is through investment in the AZL Cayman Global Allocation Fund, Ltd. (the “Cayman Subsidiary”), a wholly-owned and controlled subsidiary of the VIP Subsidiary formed in the Cayman Islands, which invests primarily in commodity-related instruments.

The Fund’s operations have been consolidated with the operations of the VIP Subsidiary and the Cayman Subsidiary.

Real Estate Investment Trusts

The Fund may own shares of real estate investment trusts (“REITs”) which report information on the source of their distributions annually. Certain distributions received from REITs during the period, which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss on investments and foreign currencies.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Floating Rate Loans

The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. These loans are made by banks and other large financial institutions to various companies and are typically senior in the borrowing companies’ capital structure. Coupon rates are variable and are tied to a benchmark lending rate. Loans involve a risk of loss in case of default or insolvency of the financial intermediaries who are parties to the transactions. A Fund records an investment when the borrower withdraws money and records the interest as earned.

Short Sales

The Fund may engage in short sales against the box (i.e., where the Fund owns or has an unconditional right to acquire at no additional cost a security substantially similar to the security sold short) for hedging purposes to limit exposure to a possible market decline in the value of its portfolio securities. In a short sale, the Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. The Fund may also incur an interest expense if a security that has been sold short has an interest payment. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Securities Lending

To generate additional income, the Fund may lend up to 33 1/3% of its assets pursuant to agreements requiring that the loan be continuously secured by any combination of cash, U.S. government or U.S. government agency securities, equal initially to at least 102% of the fair value plus accrued interest on the securities loaned (105% for foreign securities). The borrower of securities is at all times required to post collateral to the Fund in an amount equal to 100% of the fair value of the securities loaned based on the previous day’s fair value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. The Fund bears all of the gains and losses on such investments. The Fund receives payments from borrowers equivalent to the dividends and interest that would have been earned on securities lent while simultaneously seeking to earn income on the investment of cash collateral received. In extremely low interest rate environments, the broker rebate fee may exceed the interest earned or the cash collateral which would result in a loss to the Fund. The investment of cash collateral deposited by the borrower is subject to inherent market risks such as interest rate risk, credit risk, liquidity risk, and other risks that are present in the market, and as such, the value of these investments may not be sufficient, when liquidated, to repay the borrower when the loaned security is returned. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers, such as broker-dealers, banks or institutional borrowers of securities, deemed by the Manager to be of good standing and credit worthy and when in its judgment, the consideration which can be earned currently from such securities loans justifies the attendant risks. Loans are subject to termination by the Trust or the borrower at any time, and are, therefore, not considered to be illiquid investments. Securities on loan at June 30, 2016 are presented on the Fund’s Consolidated Schedule of Portfolio Investments. The average outstanding amount of securities on loan was $38 million for the period ended June 30, 2016.

Cash collateral received in connection with securities lending is invested in a collateral account on behalf of the Fund managed by the Dreyfus Corporation, an affiliate of the Custodian and Securities Lending Agent. The collateral account invests in short-term investments that have a remaining maturity of 397 days or less, in accordance with Rule 2a-7 under the 1940 Act. The Fund pays the Securities Lending Agent 9% of the gross revenues received from securities lending activities and keeps 91%. The Fund paid securities lending fees of $15,550 during the period ended June 30, 2016. These fees have been netted against “Income from securities lending” on the Consolidated Statement of Operations.

Commission Recapture

Certain Funds of the Trust participate in a commission recapture program. The Fund will utilize the recaptured commissions to pay for, in whole or part, certain expenses of the Fund, excluding investment advisory fees. Any amounts received by the Fund, if applicable, are disclosed as “Expenses paid indirectly” on the Consolidated Statement of Operations. The Fund ceased participation in the program in June 2014.

Affiliated Securities Transactions

Pursuant to Rule 17a-7 under the 1940 Act, the Fund may engage in securities transactions with affiliated investment companies and advisory accounts managed by the adviser and sub-adviser. Any such purchase or sale transaction must be effected without a brokerage commission or other remuneration, except for customary transfer fees.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The transaction must be effected at the current market price, which is either the security’s last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. During the period, the Fund engaged in such affiliated transactions at the current market price.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Consolidated Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type.

Forward Currency Contracts

During the period ended June 30, 2016, the Fund entered into forward currency contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to foreign currencies. In addition to the foreign currency risk related to the use of these contracts, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or the seller, is the unrealized appreciation of the contract. The forward currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The contract amount of forward currency contracts outstanding was $147 million as of June 30, 2016. The monthly average amount for these contracts was $133 million for the period ended June 30, 2016.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Consolidated Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $21.8 million as of June 30, 2016. The monthly average notional amount for these contracts was $46.5 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Consolidated Statement of Operations.

Options Contracts

The Fund may purchase or write put and call options on a security or an index of securities. During the period ended June 30, 2016, the Fund purchased and wrote call and put options to increase or decrease its exposure to underlying instruments (including equity risk, interest rate risk and/or foreign currency exchange rate risk) and/or, in the case of options written, to generate gains from options premiums.

Purchased Options Contracts — The Fund pays a premium which is included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and marked to market to reflect the current value of the option. Premiums paid for purchasing put options that expire are treated as realized losses. When a put option is exercised or closed, premiums paid for purchasing put options are offset against proceeds to determine the realized gain/loss on the transaction. The Fund bears the risk of loss of the premium and change in value should the counterparty not perform under the contract.

Written Options Contracts — The Fund receives a premium which is recorded as a liability and is subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are either exercised or closed are offset against the proceeds received or the amount paid on the transaction to determine realized gains or losses. The risk associated with writing an option is that the Fund bears the market risk of an unfavorable change in the price of an underlying asset and is required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value.

Realized gains and losses, if any, are reported as “Net realized gains/(losses) on options contracts” on the Consolidated Statement of Operations.

The Fund had the following transactions in purchased call and put options during the period ended June 30, 2016:

	Number of Contracts	Notional Amount	Cost
Options outstanding at December 31, 2015	3,440,218	2,993,098	6,078,719
Options purchased	2,467,999	292,146	6,984,704
Options exercised	(72,637)	—	(149,414)
Options expired	(699,603)	(43,882)	(2,704,957)
Options closed	(3,830,700)	(73,246)	(3,887,558)

Options outstanding at June 30, 2016	1,305,277	3,168,116	$6,321,494

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Fund had the following transactions in written call and put options during the period ended June 30, 2016:

	Number of Contracts	Notional Amount (a)	Premiums Received
Options outstanding at December 31, 2015	(3,749,332)	$(4,536)	$(3,251,054)
Options written	(1,601,738)	(759,154)	(3,283,875)
Options exercised	60,624	—	103,730
Options expired	934,900	—	717,972
Options closed	3,986,584	184,716	2,751,819

Options outstanding at June 30, 2016	(368,962)	$(578,974)	$(2,961,408)

(a)	Includes swaptions and currency options, as applicable.

Swap Agreements

The Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). The Fund may enter into swap agreements to manage its exposure to market, interest rate, foreign currencies and credit risk. The value of swap agreements are equal to the Fund’s obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements. In connection with these arrangements, securities may be indentified as collateral in accordance with the terms of the swap agreements to provide assets of value and recourse in the event of default or bankruptcy by the counterparty.

Swaps are marked to market daily using pricing sources approved by the Trustees and the change in value, if any, is recorded as unrealized gain or loss. For OTC swaps, payments received or made at the beginning of the measurement period are recorded as realized gain or loss upon termination or maturity of the OTC swap. A liquidation payment received or made at the termination of the OTC swap is recorded as a realized gain or loss. Net periodic payments received or paid by the Fund are included as part of realized gains (losses). Upon entering a centrally cleared swap, the Fund is required to deposit initial margin with the broker in the form of cash or assets determined to be liquid (the amount is subject to the clearing organization that clears the trade). Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable, as applicable, for variation margin on centrally cleared swaps.

Swap agreements involve, to varying degrees, elements of market risk and exposure to loss. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying instruments and the inability of counterparties or clearing house to perform. The counterparty risk for centrally cleared swap agreements is generally lower than for OTC swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to a clearing house for performance of financial obligations. However, there can be no assurance that the clearing house, or its members will satisfy its obligations to the Fund.

The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The Fund bears the risk of loss of the amount expected to be received under a swap agreement (i.e., any unrealized appreciation) in the event of the default or bankruptcy of the swap agreement counterparty. The notional amount and related unrealized appreciation (depreciation) of each swap agreement at period end is disclosed in the swap tables in the Consolidated Schedule of Portfolio Investments. The Fund is party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”) with select counterparties that govern transactions, such as OTC swap contracts, entered into by the Fund, through the VIP Subsidiary or Cayman Subsidiary, and those counterparties. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding OTC swap transactions under the applicable ISDA Master Agreement.

Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional amount and are subject to interest rate risk exposure. Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. As of June 30, 2016, the Fund entered into OTC and centrally cleared interest rate swap agreements to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk).The gross notional amount of interest rate swaps outstanding was $19.5 million as of June 30, 2016. The monthly average gross notional amount for interest rate swaps was $39.7 for the period ended June 30, 2016.

Currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate. The gross notional amount of currency swaps outstanding was $4.2 million as of June 30, 2016. The monthly average gross notional amount for currency swaps was $4.1 million for the period ended June 30, 2016.

Total return swap agreements involve commitments to pay interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. The gross notional amount of total return swaps outstanding was $5.7 million as of June 30, 2016. The monthly average gross notional amount for total return swaps was $3.9 for the period ended June 30, 2016.

Credit default swap agreements may have as reference obligations one or more securities that are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront, periodic, or daily stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront, periodic, or daily payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owed to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that the Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

As of June 30, 2016, the Fund entered into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The gross notional amount of OTC and centrally cleared credit default swaps outstanding was $26.5 million as of June 30, 2016. The monthly average gross notional amount for credit default swaps was $17.5 million for the period ended June 30, 2016.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Consolidated Statement of Assets and Liabilities Location	Total Fair Value	Consolidated Statement of Assets and Liabilities Location	Total Fair Value

Equity Risk Exposure

Futures Contracts	Receivable for variation margin on futures contracts*	$430,255	Payable for variation margin on futures contracts*	$33,279

Option Contracts	Investment securities, at value (purchased options)	3,944,484	Written options	2,371,483

Total Return Swap Agreements	Unrealized appreciation on swap agreements	102,904	Unrealized depreciation on swap agreements	180,702

Credit Risk Exposure

Credit Default Swap Agreements	Unrealized appreciation on swap agreements*	10,294	Unrealized depreciation on swap agreements*	209,339

Interest Rate Risk

Interest Rate Swap Agreements	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements*	36,844

Swaption Contracts	Investment securities, at value (purchased options)	199,693	Written options	144,745

Foreign Exchange Rate Risk Exposure

Currency Swap Agreements	Unrealized appreciation on swap agreements	—	Unrealized depreciation on swap agreements	585,851

Forward Currency Contracts	Unrealized appreciation on forward currency contracts	2,426,608	Unrealized depreciation on forward currency contracts	3,794,530

Option Contracts	Investment securities, at value (purchased options)	82,047	Written options	458,604

*	Includes cumulative appreciation/depreciation of futures contracts and cumulative unrealized gain (loss) on these swap agreements as reported in the Consolidated Schedule of Portfolio Investments. Only current day’s variation margin for both futures contracts and these swap agreements are reported within the Consolidated Statement of Assets and Liabilities.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the effect of derivative instruments on the Consolidated Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

	Realized Gain/(Loss) on Derivatives Recognized as a Result from Operations				Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result from Operations
	Net Realized Gains/(Losses) on Futures Contracts	Net Realized Gains/(Losses) on Swap Agreements	Net Realized Gains/(Losses) on Option Contracts	Net Realized Gains/(Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure	$(1,417,021)	$17,017	$(582,617)	$—	$1,017,809
Credit Risk Exposure	—	618,247	—	—	(226,867)
Interest Rate Risk Exposure	—	(85,505)	(2,435,627)	—	(73,385)
Foreign Exchange Rate Risk Exposure	—	516,491	24,349	(5,434,394)	(2,126,196)

The Fund is generally subject to master netting agreements that allow for amounts owed between the Fund and the counterparty to be netted. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties. The amounts shown in the Consolidated Statement of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements. The table below presents the gross and net amounts of these assets and liabilities with any offsets to reflect the Fund’s ability to transact net amounts in accordance with the master netting agreements at June 30, 2016. For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to master netting arrangements in the Consolidated Statement of Assets and Liabilities. This table also summarizes the fair values of derivative instruments on the Fund’s Consolidated Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016.

As of June 30, 2016, the Fund’s derivative assets and liabilities by type are as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Futures contracts	$41,334	$318,657
Forward currency contracts	2,426,608	3,794,530
Option contracts*	4,226,224	2,974,832
Swap agreements	173,538	766,583

Total derivative assets and liabilities in the Consolidated Statement of Assets and Liabilities	6,867,704	7,854,602
Derivatives not subject to a master netting agreement or similar agreement (“MNA”)	(517,090)	(1,143,471)

Total assets and liabilities subject to a MNA	$6,350,614	$6,711,131

*	Includes option contracts purchased at value as reported in the Consolidated Statement of Assets and Liabilities.

The following table presents the Fund’s derivative assets by counterparty net of amounts available for offset under a MNA and net of the related collateral received by the Fund as of June 30, 2016:

Counterparty	Derivative Assets Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Derivative Assets
Bank of America	$14,778	$(14,778)	$—	$—	$—
Barclays Bank	27,143	(27,143)	—	—	—
BNP Paribas	247,212	(191,016)	—	—	56,196
Citibank	230,284	(223,863)	—	—	6,421
Credit Lyonnais	11,488	—	—	—	11,488
Credit Suisse First Boston	195,906	(195,906)	—	—	—
Deutsche Bank	824,835	(824,835)	—	—	—
Goldman Sachs	1,941,816	(1,535,936)	—	—	405,880
HSBC Bank	264,750	(95,117)	—	—	169,633
JPMorgan Chase	1,425,648	(651,468)	—	(774,180)	—
Morgan Stanley	846,562	(846,562)	—	—	—
Societe Generale	216,029	—	—	—	216,029
UBS Warburg	104,163	(104,163)	—	—	—

Total	$6,350,614	$(4,710,787)	$—	$(774,180)	$865,647

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following table presents the Fund’s derivative liabilities by counterparty net of amounts available for offset under a MNA and net of the related collateral pledged by the Fund as of June 30, 2016:

Counterparty	Derivative Liabilities Subject to a MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Derivative Liabilities
Bank of America	$585,851	$(14,778)	$—	$—	$571,073
Barclays Bank	300,166	(27,143)	—	—	273,023
Citibank	223,863	(223,863)	—	—	—
Credit Lyonnais	—	—	—	—	—
Credit Suisse First Boston	683,295	(195,906)	(487,389)	—	—
Deutsche Bank	860,048	(824,835)	—	—	35,213
Goldman Sachs	1,535,936	(1,535,936)	—	—	—
HSBC Bank	95,117	(95,117)	—	—	—
JPMorgan Chase	651,468	(651,468)	—	—	—
Morgan Stanley	1,387,213	(846,562)	—	—	540,651
Societe Generale	—	—	—	—	—
UBS Warburg	197,158	(104,163)	—	—	92,995

Total	$6,711,131	$(4,710,787)	$(487,389)	$—	$1,512,955

*	The actual collateral received or pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Consolidated Statement of Assets and Liabilities.

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has retained an independent money management organization (the “Subadviser”), to make investment decisions on behalf of the VIP Subsidiary. Pursuant to a portfolio management agreement with BlackRock Investment Management, LLC (“BlackRock Investment”), BlackRock Investment provides investment advisory services as the Subadviser for the VIP Subsidiary subject to the general supervision of the Trustees and the Manager. The Manager is entitled to a fee, computed daily and paid monthly, based on the average daily net assets of the VIP Subsidiary. Expenses incurred by the Fund and the VIP Subsidiary for investment advisory and management services are reflected on the Consolidated Statement of Operations as “Manager fees.” For its services, the Subadviser is entitled to a fee payable by the Manager. The Manager has contractually agreed to waive fees and reimburse the Fund and the VIP Subsidiary to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s and the VIP Subsidiary’s business, based on the daily net assets of the Fund and the VIP Subsidiary, through April 30, 2017.

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP BlackRock Global Allocation Fund	0.10%	0.15%
AZL BlackRock Global Allocation Fund	0.75%	1.19%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the year are reflected on the Consolidated Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the year can be found on the Consolidated Statement of Operations.

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Consolidated Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $4,688 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). Equity securities are valued at the last quoted sale price or, if there is no sale, the last quoted bid price is used for long securities and the last quoted ask price is used for securities sold short. Securities listed on NASDAQ Stock Market, Inc. (“NASDAQ”) are valued at the official closing price as reported by NASDAQ. In each of these situations, valuations are typically categorized as a Level 1 in the fair value hierarchy. Investments in open-end investment companies are valued at their respective net asset value as reported by such companies and are typically categorized as Level 1 in the fair value hierarchy.

Debt and other fixed income securities are generally valued at an evaluated bid price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short term securities of sufficient credit quality with sixty days or less remaining until maturity may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

Forward currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE and are typically categorized as Level 2 in the fair value hierarchy.

Non exchange-traded derivatives, such as swaps and certain options, are generally valued by approved independent pricing services utilizing techniques which take into account factors such as yields, quality, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes and are typically categorized as Level 2 in the fair value hierarchy.

Other assets and securities for which market quotations are not readily available, or are deemed unreliable are valued at fair value as determined in good faith by the Trustees or persons acting on the behalf of the Trustees. Fair value pricing may be used for significant events such as securities whose trading has been suspended, whose price has become stale or for which there is no currently available price at the close of the NYSE. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy. The Fund utilizes a pricing service to assist in determining the fair value of securities when certain significant events occur that may affect the value of foreign securities.

In accordance with procedures adopted by the Trustees, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party to fair value its international equity securities which are then typically categorized as Level 2 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligation	$—	$586,618	$—	$586,618
Common Stocks
Aerospace & Defense	3,773,056	5,634,722	—	9,407,778
Air Freight & Logistics	2,344,241	350,078	—	2,694,319
Airlines	2,246,711	1,868,288	—	4,114,999
Auto Components	1,396,167	6,712,002	—	8,108,169
Automobiles	1,208,643	8,803,524	—	10,012,167
Banks	18,137,391	12,473,883	—	30,611,274
Beverages	5,148,260	6,984,819	—	12,133,079
Biotechnology	7,499,366	106,034	—	7,605,400
Building Products	921,393	1,548,513	—	2,469,906

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Capital Markets	$2,094,057	$1,736,997	$—	$3,831,054
Chemicals	5,088,960	10,792,082	—	15,881,042
Commercial Services & Supplies	646,759	563,740	—	1,210,499
Communications Equipment	1,852,513	1,857,170	—	3,709,683
Construction & Engineering	12,828	2,601,167	—	2,613,995
Construction Materials	—	605,876	—	605,876
Distributors	—	107,526	—	107,526
Diversified Financial Services	6,075,538	130,033	209,341	6,414,912
Diversified Telecommunication Services	2,982,830	8,216,185	—	11,199,015
Electric Utilities	3,543,815	2,004,436	—	5,548,251
Electrical Equipment	1,326,663	3,250,535	—	4,577,198
Electronic Equipment, Instruments & Components	442,217	2,707,456	—	3,149,673
Energy Equipment & Services	1,349,058	1,301,973	—	2,651,031
Food & Staples Retailing	4,207,681	1,275,593	—	5,483,274
Food Products	2,500,039	6,889,396	—	9,389,435
Gas Utilities	—	1,968,266	—	1,968,266
Health Care Equipment & Supplies	4,468,774	740,673	—	5,209,447
Health Care Providers & Services	8,832,310	4,066,303	—	12,898,613
Hotels, Restaurants & Leisure	1,797,307	1,390,907	—	3,188,214
Household Durables	554,078	1,981,862	—	2,535,940
Independent Power and Renewable Electricity Producers	1,012,744	181,321	—	1,194,065
Industrial Conglomerates	5,139,392	4,033,096	—	9,172,488
Insurance	11,050,227	5,770,989	—	16,821,216
Internet Software & Services	16,621,492	—	1,124,615	17,746,107
Leisure Products	—	671,962	—	671,962
Machinery	2,554,231	4,829,544	—	7,383,775
Media	10,099,474	3,723,960	—	13,823,434
Metals & Mining	1,697,489	907,036	—	2,604,525
Multi-Utilities	2,772,587	1,776,005	—	4,548,592
Oil, Gas & Consumable Fuels	24,342,580	4,588,746	—	28,931,326
Personal Products	2,061,377	2,511,388	—	4,572,765
Pharmaceuticals	17,382,214	13,519,327	—	30,901,541
Professional Services	—	540,318	—	540,318
Real Estate Investment Trusts (REITs)	4,244,973	1,085,549	—	5,330,522
Real Estate Management & Development	2,483,686	8,384,565	—	10,868,251
Road & Rail	2,519,766	2,930,193	—	5,449,959
Semiconductors & Semiconductor Equipment	4,580,768	3,296,539	—	7,877,307
Software	8,078,858	1,595,720	3,342,306	13,016,884
Specialty Retail	2,491,744	1,568,399	—	4,060,143
Technology Hardware, Storage & Peripherals	12,566,961	828,678	—	13,395,639
Textiles, Apparel & Luxury Goods	1,452,489	3,059,731	—	4,512,220
Tobacco	1,756,204	348,578	—	2,104,782
Trading Companies & Distributors	1,733,915	1,908,170	—	3,642,085
Transportation Infrastructure	—	385,545	—	385,545
Wireless Telecommunication Services	1,923,639	3,351,548	—	5,275,187
Other Common Stocks+	19,453,191	—	—	19,453,191
Convertible Bonds+	—	6,958,814	—	6,958,814
Convertible Preferred Stocks
Internet Software & Services	—	—	1,089,394	1,089,394
Real Estate Investment Trusts (REITs)	1,085,806	—	—	1,085,806
Other Convertible Preferred Stocks+	—	1,711,187	—	1,711,187
Corporate Bonds
Diversified Financial Services	—	1,126,997	624,776	1,751,773
Other Corporate Bonds+		28,485,264	—	28,485,264
Floating Rate Loans+	—	6,676,973	—	6,676,973
Foreign Bonds+	—	109,159,499	—	109,159,499

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Investment Securities:	Level 1	Level 2	Level 3	Total

Preferred Stocks
Automobiles	$—	$852,942	$—	$852,942
Banks	2,189,168	470,880	—	2,660,048
Health Care Providers & Services	—	1,625,119	390,037	2,015,156
Internet Software & Services	—	—	1,421,304	1,421,304
Real Estate Investment Trusts (REITs)	904,723	377,690	—	1,282,413
Real Estate Management & Development	—	239,148	—	239,148
Technology Hardware, Storage & Peripherals	—	2,055,919	—	2,055,919
Other Preferred Stocks+	5,781,070	—	—	5,781,070
Private Placements+	—	—	1,299,870	1,299,870
U.S. Government Agency Mortgage	—	4,666,866	—	4,666,866
U.S. Treasury Obligations	—	140,340,699	—	140,340,699
Warrant	—	39,939	—	39,939
Yankee Dollars+	—	29,293,352	—	29,293,352
Exchange Traded Fund	25,272,631	—	—	25,272,631
Mutual Fund	793,291	—	—	793,291
Securities Held as Collateral for Securities on Loan	—	43,189,075	—	43,189,075
Unaffiliated Investment Company	13,727,706	—	—	13,727,706
Purchased Options	323,075	3,703,456	—	4,026,531
Purchased Swaptions	—	199,693	—	199,693

Total Investment Securities	298,548,126	552,227,076	9,501,643	860,276,845

Securities Sold Short	(2,052,628)	(403,554)	—	(2,456,182)
Other Financial Instruments:*
Futures Contracts	396,976	—	—	396,976
Wirtten Currency Options	—	14,526	—	14,526
Written Options	(105,533)	(142,992)	—	(248,525)
Written Swaptions	—	220,575	—	220,575
Forward Currency Contracts	—	(1,367,922)	—	(1,367,922)
Credit Default Swaps	—	(199,045)	—	(199,045)
Currency Swaps	—	(585,851)	—	(585,851)
Interest Rate Swaps	—	36,844	—	36,844
Total Return Swaps	—	(77,798)	—	(77,798)

Total Investments	$296,786,941	$549,721,859	$9,501,643	$856,010,443

+	For detailed industry descriptions, see the accompanying Schedule of Portfolio Investments

*	Other Financial Instruments would include any derivative instruments, such as futures contracts, written options, forward currency contracts, and swaps. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

For the period ended June 30, 2016, there have been no significant changes to the Funds’ fair valuation methodologies. Changes in valuation techniques may result in transfers out of an investment’s assigned level within the hierarchy during the reporting period. The Trust defines a significant transfer as aggregate transfers that are greater than 2% of a Fund’s net assets. There were significant total transfers between Level 1 and Level 2 during the reporting period. Level 1 securities were valued using quoted prices from stock exchanges. Level 2 securities were valued using fair valuation methodologies. These transfers were as follows:

	Transfer from Level 1 to Level 2	Total Transfers*
AZL BlackRock Global Allocation Fund	$2,002,809	$2,002,809

*	Represents 4.2% of net assets as of June 30, 2016.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$478,914,529	$365,337,557

For the period ended June 30, 2016, purchases and sales of long-term U.S. government securities were as follows:

	Purchases	Sales
AZL MVP BlackRock Global Allocation Fund	$169,613,974	$133,255,609

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

6. Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of June 30, 2016 are identified below.

Security	Acquisition Date(a)	Acquisition Cost	Shares or Principal Amount	Fair Value	Percentage of Net Assets
AliphCom, Inc., 12.00%, 4/1/20	4/27/15	$3,065,000	$3,065,000	$1,195,350	0.14%
Delta Topco, Ltd.	5/2/12	379,997	615,711	209,341	0.03%
Delta Topco, Ltd., 10.00%, 11/24/60	5/2/12	758,660	624,776	624,776	0.08%
Domo, Inc., Series E	4/1/15	1,218,214	144,482	1,089,394	0.13%
Dropbox, Inc.	1/28/14	1,827,985	95,700	1,073,754	0.13%
Grand Rounds, Inc., Series C	3/31/15	399,608	143,925	390,037	0.05%
Logistics UK, Series 2015-1A, Class F, 0.66%, 8/20/25	8/3/15	440,732	459,000	586,618	0.07%
Lookout, Inc.	3/4/15	63,364	5,547	50,861	0.01%
Lookout, Inc., Preferred Shares	9/19/14	730,222	63,925	586,135	0.07%
Palantir Technologies, Inc., Series I, 0.00%	3/27/14	712,042	116,157	835,169	0.10%
Project Samson BND Corp., 12.00%, 4/1/20	11/11/15	268,000	268,000	104,520	0.01%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14	2/7/12	300,000	400,000	2,000	0.00%
TFS Corp., Ltd., 11.00%, 7/15/18, Callable 8/8/16 @ 104.00	6/6/12	1,333,318	1,287,000	1,287,000	0.16%
Uber Technologies, Inc.	3/21/14	1,063,120	68,532	3,342,306	0.40%

(a)	Acquisition date represents the initial purchase date of the security.

7. Investment Risks

Commodities-Related Investment Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. The U.S. Commodities Futures Trading Commission has proposed changes to certain of its rules governing investment in commodities by mutual funds, such as the Fund. In the event these changes are adopted, or if there are changes in the tax treatment of the Fund’s direct and indirect investments in commodities, the Fund may be unable to obtain exposure to commodity markets, or may be limited in the extent to which or manner in which it can obtain such exposure.

Derivatives Risk: The Fund may invest in derivatives as a principal strategy. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The counterparty to a derivatives contract could default. As required by applicable law, a Fund that invests in derivatives segregates cash or liquid securities, or both, to the extent that its obligations under the instrument are not covered through ownership of the underlying security, financial instrument, or currency.

Emerging Markets Risk: Emerging markets may have less developed trading markets and exchanges which may make it more difficult to sell securities at an acceptable price and their prices may be more volatile than securities of companies in more developed markets. Settlements of trades may be subject to greater delays so that the Fund may not receive the proceeds of a sale of a security on a timely basis. Emerging countries may also have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions, nationalization, or confiscation.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

Security Quality Risk (also known as “High Yield Risk”): The Fund may invest in high yield, high risk debt securities and unrated securities of similar credit quality (commonly known as “junk bonds”) and may be subject to greater levels of credit and liquidity risk than funds that do not invest in such securities. These securities are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose the value of its entire investment.

8. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

AZL MVP BlackRock Global Allocation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $859,532,425. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$51,565,022
Unrealized depreciation	(50,820,602)

Net unrealized appreciation/(depreciation)	$744,420

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP BlackRock Global Allocation Fund	$11,142,957	$11,828,353	$22,971,310

(a)	Total distributions paid may differ from that presented in the Consolidated Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP BlackRock Global Allocation Fund	$25,582,364	$46,442,730	$–	$(10,972,839)	$61,052,255

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

9. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP BlackRock Global Strategy Plus Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

The Allianz VIP Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MVP DFA Multi-Strategy Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP DFA Multi-Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP DFA Multi-Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,031.60	$0.66	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP DFA Multi-Strategy Fund	$1,000.00	$1,024.22	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	45.1%
Fixed Income	37.8
International Equities	12.0
Money Market	0.1

Total Investment Securities	95.0
Net other assets (liabilities)	5.0

Net Assets	100.0%

1

AZL MVP DFA Multi-Strategy Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (94.9%):
234,376	AZL DFA Emerging Markets Core Equity Fund	$1,952,349
1,405,112	AZL DFA Five-Year Global Fixed Income Fund	14,374,297
301,419	AZL DFA International Core Equity Fund	2,622,348
1,365,488	AZL DFA U.S. Core Equity Fund	13,368,127
398,140	AZL DFA U.S. Small Cap Fund	3,806,218

Total Affiliated Investment Companies (Cost $35,615,225)		36,123,339

Unaffiliated Investment Company (0.1%):
40,594	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 16.00%(a)	40,594

Total Unaffiliated Investment Company (Cost $40,594)		40,594

Total Investment Securities (Cost $35,655,819)(b) — 95.0%		36,163,933
Net other assets (liabilities) — 5.0%		1,888,122

Net Assets — 100.0%		$38,052,055

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $1,907,104 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	11	$1,149,610	$4,132
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	5	664,922	15,930

Total					$20,062

See accompanying notes to the financial statements.

2

AZL MVP DFA Multi-Strategy Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$40,594
Investments in affiliates, at cost	35,615,225

Total Investment securities, at cost	$35,655,819

Investment securities, at value	$40,594
Investments in affiliates, at value	36,123,339

Total Investment securities, at value	36,163,933
Segregated cash for collateral	1,907,104
Interest and dividends receivable	9
Receivable for capital shares issued	25,301
Receivable for variation margin on futures contracts	1,371
Receivable from Manager	2,776
Prepaid expenses	117

Total Assets	38,100,611

Liabilities:
Payable for affiliated investments purchased	40,595
Payable for capital shares redeemed	63
Administration fees payable	2,203
Custodian fees payable	1,604
Administrative and compliance services fees payable	113
Trustee fees payable	927
Other accrued liabilities	3,051

Total Liabilities	48,556

Net Assets	$38,052,055

Net Assets Consist of:
Capital	$37,737,874
Accumulated net investment income/(loss)	(20,183)
Accumulated net realized gains/(losses) from investment transactions	(193,812)
Net unrealized appreciation/(depreciation) on investments	528,176

Net Assets	$38,052,055

Shares of beneficial interest (unlimited number of shares authorized, no par value)	3,882,671
Net Asset Value (offering and redemption price per share)	$9.80

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$63

Total Investment Income	63

Expenses:
Manager fees	31,915
Administration fees	29,266
Custodian fees	358
Administrative and compliance services fees	79
Trustee fees	275
Professional fees	196
Shareholder reports	164
Other expenses	140

Total expenses before reductions	62,393
Less expenses voluntarily waived/reimbursed by the Manager	(14,859)
Less expense contractually waived/reimbursed by the Manager	(27,288)

Net expenses	20,246

Net Investment Income/(Loss)	(20,183)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(132,681)
Net realized gains/(losses) on futures contracts	(1,616)
Change in net unrealized appreciation/depreciation on investments	1,322,571

Net Realized/Unrealized Gains/(Losses) on Investments	1,188,274

Change in Net Assets Resulting From Operations	$1,168,091

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP DFA Multi-Strategy Fund
	For the Six Months Ended June 30, 2016	April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(20,183)	$(16,859)
Net realized gains/(losses) on investment transactions	(134,297)	(59,515)
Change in unrealized appreciation/depreciation on investments	1,322,571	(794,395)

Change in net assets resulting from operations	1,168,091	(870,769)

Distributions to Shareholders:
Capital Transactions:
Proceeds from shares issued	13,034,051	27,572,107
Value of shares redeemed	(2,237,379)	(614,046)

Change in net assets resulting from capital transactions	10,796,672	26,958,061

Change in net assets	11,964,763	26,087,292
Net Assets:
Beginning of period	26,087,292	—

End of period	$38,052,055	$26,087,292

Accumulated net investment income/(loss)	$(20,183)	$—

Share Transactions:
Shares issued	1,379,803	2,809,530
Shares redeemed	(243,172)	(63,490)

Change in shares	1,136,631	2,746,040

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015

See accompanying notes to the financial statements.

4

AZL MVP DFA Multi-Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		April 27, 2015 to December 31, 2015(a)
	(Unaudited)
Net Asset Value, Beginning of Period	$9.50		$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		(0.01)
Net Realized and Unrealized Gains/(Losses) on Investments	0.31		(0.49)

Total from Investment Activities	0.30		(0.50)

Net Asset Value, End of Period	$9.80		$9.50

Total Return(b)	3.16	%(c)	(5.00	)%(c)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$38,052		$26,087
Net Investment Income/(Loss)(d)	(0.13)%		(0.14)%
Expenses Before Reductions*(d)(e)	0.39%		0.52%
Expenses Net of Reductions*(d)	0.13%		0.14%
Portfolio Turnover Rate	6	%(c)	2	%(c)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	For the period April 27, 2015 (commencement of operations) to December 31, 2015.

(b)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(c)	Not annualized.

(d)	Annualized for periods less than one year.

(e)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP DFA Multi-Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

6

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $1.8 million as of June 30, 2016. The monthly average notional amount for these contracts was $1.7 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$4,132	Payable for variation margin on futures contracts	$—

Interest Rate Risk Exposure

Interest Rate Contracts		15,930		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(17,082)	$3,602

Interest Rate Risk Exposure

Interest Rate Contracts		15,466	18,272

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate*	Annual Expense Limit**
AZL MVP DFA Multi-Strategy Fund	0.20%	0.30%

*	The Manager voluntarily reduced the management fee to 0.10% on all assets. The Manager reserves the right to increase the management fee to the amount shown in the table above at any time.

**	The Manager reduced the annual expense limit to 0.15% on all assets through April 30, 2017. Without this temporary reduction, the annual expense limit would be as shown.

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

7

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

At June 30, 2016, the reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

Fund	Expires 12/31/2018	Expires 12/31/2019	Total
AZL MVP DFA Multi-Strategy Fund	$32,620	$27,288	$59,908
In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL DFA Emerging Markets Core Equity Fund	$1,306,652	$547,114	$(84,467)	$1,952,349	$—
AZL DFA Five-Year Global Fixed Income Fund	9,943,121	5,164,151	(1,118,102)	14,374,297	—
AZL DFA International Core Equity Fund	1,813,335	898,551	(28,631)	2,622,348	—
AZL DFA U.S. Core Equity Fund	9,063,066	4,419,720	(599,687)	13,368,127	—
AZL DFA U.S. Small Cap Fund	2,582,883	1,109,566	(61,951)	3,806,218	—

	$24,709,057	$12,139,102	$(1,892,838)	$36,123,339	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

The Trust has adopted a distribution and service plan in conformance with Rule 12b-1 of the 1940 Act. Pursuant to this plan, the Fund is authorized to pay certain fees for the sale and distribution of its shares and services provided to its shareholders at an annual rate not to exceed 0.25% of the Fund’s average daily net assets. These fees are reflected on the Statement of Operations as “Distribution fees.”

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $172 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

8

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total
Affiliated Investment Company	$36,123,339	$—	$36,123,339
Unaffiliated Investment Company	40,594	—	40,594

Total Investment Securities	36,163,933	—	36,163,933

Other Financial Instruments:*
Futures Contracts	20,062	—	20,062

Total Investments	$36,183,995	$—	$36,183,995

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP DFA Multi-Strategy Fund	$12,139,102	$1,892,837

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default. During the period ended June 30, 2016, the Fund did not directly invest in derivatives.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $35,800,867. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$677,101
Unrealized depreciation	(314,035)

Net unrealized appreciation/(depreciation)	$363,066

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

9

AZL MVP DFA Multi-Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

CLCFs not subject to expiration:

	Short Term Amount	Long Term Amount	Total Amount
AZL MVP DFA Multi-Strategy Fund	$21,893	$32,839	$54,732

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP DFA Multi-Strategy Fund	$—	$—	$(54,732)	$(799,178)	$(853,910)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

Management has evaluated events and transactions subsequent to period end through the date the financial statements were issued, for purposes of recognition or disclosure in these financial statements and there are no subsequent events to report.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MVP Franklin Templeton

Founding Strategy Plus Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$984.10	$0.69	0.14%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$1,000.00	$1,024.17	$0.71	0.14%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	95.5%
Money Market	— ^

Total Investment Securities	95.5
Net other assets (liabilities)	4.5

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Company (95.5%):
23,286,520	AZL Franklin Templeton Founding Strategy Plus Fund	$286,424,200

Total Affiliated Investment Company (Cost $303,557,974)		286,424,200

Unaffiliated Investment Company (0.0%):
56,604	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	56,604

Total Unaffiliated Investment Company (Cost $56,604)		56,604

Total Investment Securities (Cost $303,614,578)(b) — 95.5%		286,480,804
Net other assets (liabilities) — 4.5%		13,440,516

Net Assets — 100.0%		$299,921,320

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $8,966,519 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/19/16	(968)	$(101,165,680)	$(3,850,047)
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	30	3,989,531	95,579

Total					$(3,754,468)

See accompanying notes to the financial statements.

2

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$56,604
Investments in affiliates, at cost	303,557,974

Total Investment securities, at cost	$303,614,578

Investments in non-affiliates, at value	$56,604
Investments in affiliates, at value	286,424,200

Total Investment securities, at value	286,480,804
Segregated cash for collateral	8,966,519
Interest and dividends receivable	13
Receivable for capital shares issued	3,636
Receivable for affiliated investments sold	4,875,022
Prepaid expenses	1,684

Total Assets	300,327,678

Liabilities:
Cash overdraft	52,022
Payable for affiliated investments purchased	10
Payable for capital shares redeemed	162,603
Payable for variation margin on futures contracts	135,303
Manager fees payable	24,775
Administration fees payable	3,392
Custodian fees payable	5,555
Administrative and compliance services fees payable	410
Trustee fees payable	4,131
Other accrued liabilities	18,157

Total Liabilities	406,358

Net Assets	$299,921,320

Net Assets Consist of:
Capital	$314,592,585
Accumulated net investment income/(loss)	11,645,048
Accumulated net realized gains/(losses) from investment transactions	(5,428,071)
Net unrealized appreciation/(depreciation) on investments	(20,888,242)

Net Assets	$299,921,320

Shares of beneficial interest (unlimited number of shares authorized, no par value)	26,914,820
Net Asset Value (offering and redemption price per share)	$11.14

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$1,627

Total Investment Income	1,627

Expenses:
Manager fees	148,097
Administration fees	35,757
Custodian fees	4,304
Administrative and compliance services fees	1,740
Trustee fees	6,219
Professional fees	4,785
Shareholder reports	3,188
Other expenses	2,437

Total expenses	206,527

Net Investment Income/(Loss)	(204,900)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(2,563,536)
Net realized gains distributions from affiliated underlying funds	10,976
Net realized gains/(losses) on futures contracts	(6,867,567)
Change in net unrealized appreciation/depreciation on investments	4,488,409

Net Realized/Unrealized Gains/(Losses) on Investments	(4,931,718)

Change in Net Assets Resulting From Operations	$(5,136,618)

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Franklin Templeton Founding Strategy Plus Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(204,900)	$11,849,982
Net realized gains/(losses) on investment transactions	(9,420,127)	4,302,154
Change in unrealized appreciation/depreciation on investments	4,488,409	(36,121,291)

Change in net assets resulting from operations	(5,136,618)	(19,969,155)

Distributions to Shareholders:
From net investment income	—	(4,497,810)
From net realized gains	—	(5,307,311)

Change in net assets resulting from distributions to shareholders	—	(9,805,121)

Capital Transactions:
Proceeds from shares issued	8,619,335	44,569,516
Proceeds from dividends reinvested	—	9,805,121
Value of shares redeemed	(11,229,244)	(14,123,192)

Change in net assets resulting from capital transactions	(2,609,909)	40,251,445

Change in net assets	(7,746,527)	10,477,169
Net Assets:
Beginning of period	307,667,847	297,190,678

End of period	$299,921,320	$307,667,847

Accumulated net investment income/(loss)	$11,645,048	$11,849,948

Share Transactions:
Shares issued	787,227	3,651,994
Dividends reinvested	—	857,841
Shares redeemed	(1,027,111)	(1,143,789)

Change in shares	(239,884)	3,366,046

See accompanying notes to the financial statements.

4

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	April 27, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$11.33		$12.49	$12.39	$10.52	$10.00

Investment Activities:
Net Investment Income/(Loss)	—	(b)	0.43	0.12	0.12	0.13
Net Realized and Unrealized Gains/(Losses) on Investments	(0.19)		(1.20)	0.17	1.75	0.56

Total from Investment Activities	(0.19)		(0.77)	0.29	1.87	0.69

Dividends to Shareholders From:
Net Investment Income	—		(0.18)	(0.11)	—	(0.13)
Net Realized Gains	—		(0.21)	(0.08)	— (b)	(0.04)

Total Dividends	—		(0.39)	(0.19)	— (b)	(0.17)

Net Asset Value, End of Period	$11.14		$11.33	$12.49	$12.39	$10.52

Total Return(c)	(1.59	)%(d)	(6.21)%	2.33%	17.79%	6.87	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$299,921		$307,668	$297,191	$204,518	$44,647
Net Investment Income/(Loss)(e)	(0.14)%		3.85%	1.42%	1.75%	3.46%
Expenses Before Reductions*(e)(f)	0.14%		0.15%	0.15%	0.17%	0.48%
Expenses Net of Reductions*(e)	0.14%		0.15%	0.15%	0.15%	0.15%
Portfolio Turnover Rate	—	%(d)	4%	4%	9%	34	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from April 30, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP FTFSP Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Franklin Templeton Founding Strategy Plus Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold and on foreign currency transactions are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $105.2 million as of June 30, 2016. The monthly average notional amount for these contracts was $46.2 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$3,850,047

Interest Rate Risk Exposure

Interest Rate Contracts		95,579		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(7,056,876)	$(3,859,108)

Interest Rate Risk Exposure

Interest Rate Contracts		189,309	124,062

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Franklin Templeton Founding Strategy Plus Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

At June 30, 2016, the contractual reimbursements that are subject to repayment by the Fund in subsequent years were as follows:

	Expires 12/31/2016	Total
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$51	$51

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Franklin Templeton Founding Strategy Plus Fund	$292,302,682	$648,850	$(12,187,250)	$2,864,424,200	$—

	$292,302,682	$648,850	$(12,187,250)	$2,864,424,200	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,720 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1— quoted prices in active markets for identical assets
●	Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$286,424,200	$—	$286,424,200
Unaffiliated Investment Company	56,604	—	56,604

Total Investment Securities	286,480,804	—	286,480,804

Other Financial Instruments:*
Futures Contracts	(3,754,468)	—	(3,754,468)

Total Investments	$282,726,336	$—	$282,726,336

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP Franklin Templeton Founding Strategy Plus Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$648,850	$12,187,250

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $304,725,372. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$—
Unrealized depreciation	(18,244,568)

Net unrealized appreciation/(depreciation)	$(18,244,568)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$5,014,758	$4,790,363	$9,805,121

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Franklin Templeton Founding Strategy Plus Fund	$11,849,947	$4,637,586	$—	$(26,022,180)	$(9,534,647)

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP Pyramis Multi-Strategy Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL MVP FusionSM Balanced Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Balanced Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Balanced Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Balanced Fund	$1,000.00	$1,025.50	$1.11	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Balanced Fund	$1,000.00	$1,023.76	$1.11	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	47.8%
Domestic Equities	31.6
International Equities	15.6
Money Market	1.0

Total Investment Securities	96.0
Net other assets (liabilities)	4.0

Net Assets	100.0%

1

AZL MVP Fusion Balanced Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (95.0%):
1,159,701	AZL BlackRock Capital Appreciation Fund	$16,966,419
1,258,253	AZL Boston Company Research Growth Fund	17,162,564
1,273,885	AZL DFA International Core Equity Fund	11,082,801
1,178,783	AZL DFA U.S. Core Equity Fund	11,540,282
1,794,304	AZL DFA U.S. Small Cap Fund	17,153,545
969,990	AZL Federated Clover Small Value Fund	17,052,421
1,902,758	AZL Gateway Fund	22,985,323
1,596,932	AZL International Index Fund	22,229,298
2,087,646	AZL Invesco Growth and Income Fund	28,454,612
2,053,913	AZL Invesco International Equity Fund	33,437,699
2,454,920	AZL JPMorgan International Opportunities Fund	38,738,639
2,425,086	AZL JPMorgan U.S. Equity Fund	39,456,150
12,256,932	AZL MetWest Total Return Bond Fund	128,084,943
871,932	AZL MFS Investors Trust Fund	17,246,812
1,271,078	AZL MFS Mid Cap Value Fund	11,490,548
2,564,650	AZL MFS Value Fund	34,520,183
508,312	AZL Mid Cap Index Fund	11,548,860
1,553,884	AZL Morgan Stanley Global Real Estate Fund	17,434,584
884,932	AZL Multi-Manager Mid Cap Growth Fund	11,017,405
2,395,534	AZL NFJ International Value Fund	21,511,898
1,820,072	AZL Oppenheimer Discovery Fund	23,133,113

Shares		Fair Value
Affiliated Investment Companies, continued
12,220,313	AZL Pyramis Total Bond Fund	$128,313,285
1,302,187	AZL Russell 1000 Growth Index Fund	20,144,834
3,576,427	AZL Russell 1000 Value Index Fund	48,889,758
1,771,678	AZL Schroder Emerging Markets Equity Fund, Class 2	11,303,308
1,508,101	AZL Wells Fargo Large Cap Growth Fund	16,890,730
1,594,627	NFJ Dividend Value Portfolio	17,253,863
5,668,384	PIMCO VIT Income Portfolio	57,193,997
1,541,742	PIMCO VIT High Yield Portfolio	11,578,486
6,677,974	PIMCO VIT Low Duration Portfolio	68,582,798
1,865,671	PIMCO VIT Real Return Portfolio	23,395,511
11,785,746	PIMCO VIT Total Return Portfolio	128,464,633

Total Affiliated Investment Companies (Cost $949,967,815)		1,084,259,302

Unaffiliated Investment Company (1.0%):
11,086,456	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	11,086,456

Total Unaffiliated Investment Company (Cost $11,086,456)		11,086,456

Total Investment Securities (Cost $961,054,271)(b) — 96.0%		1,095,345,758
Net other assets (liabilities) — 4.0%		45,916,125

Net Assets — 100.0%		$1,141,261,883

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $45,801,876 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	62	$6,479,620	$26,201
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	213	28,325,672	666,967

Total					$693,168

See accompanying notes to the financial statements.

2

AZL MVP Fusion Balanced Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$11,086,456
Investments in affiliates, at cost	949,967,815

Total Investment securities, at cost	$961,054,271

Investments in non-affiliates, at value	$11,086,456
Investments in affiliates, at value	1,084,259,302

Total Investment securities, at value	1,095,345,758
Segregated cash for collateral	45,801,876
Interest and dividends receivable	653,434
Receivable for capital shares issued	634,686
Receivable for affiliated investments sold	138,716
Prepaid expenses	6,464

Total Assets	1,142,580,934

Liabilities:
Cash overdraft	138,716
Payable for affiliated investments purchased	653,476
Payable for variation margin on futures contracts	296,317
Manager fees payable	186,983
Administration fees payable	3,460
Custodian fees payable	7,512
Administrative and compliance services fees payable	565
Trustee fees payable	5,812
Other accrued liabilities	26,210

Total Liabilities	1,319,051

Net Assets	$1,141,261,883

Net Assets Consist of:
Capital	$937,434,078
Accumulated net investment income/(loss)	27,992,388
Accumulated net realized gains/(losses) from investment transactions	40,850,762
Net unrealized appreciation/(depreciation) on investments	134,984,655

Net Assets	$1,141,261,883

Shares of beneficial interest (unlimited number of shares authorized, no par value)	91,653,780
Net Asset Value (offering and redemption price per share)	$12.45

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends from affiliates	$3,382,420
Dividends	14,488

Total Investment Income	3,396,908

Expenses:
Manager fees	1,125,763
Administration fees	37,902
Custodian fees	15,031
Administrative and compliance services fees	6,486
Trustee fees	23,198
Professional fees	18,060
Shareholder reports	11,867
Other expenses	9,786

Total expenses	1,248,093

Net Investment Income/(Loss)	2,148,815

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(60,263)
Net realized gains distributions from affiliated underlying funds	833,008
Net realized gains/(losses) on futures contracts	(1,729,600)
Change in net unrealized appreciation/depreciation on investments	25,505,453

Net Realized/Unrealized Gains/(Losses) on Investments	24,548,598

Change in Net Assets Resulting From Operations	$26,697,413

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Balanced Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,148,815	$22,427,260
Net realized gains/(losses) on investment transactions	(956,855)	60,193,767
Change in unrealized appreciation/depreciation on investments	25,505,453	(97,957,526)

Change in net assets resulting from operations	26,697,413	(15,336,499)

Distributions to Shareholders:
From net investment income	—	(16,427,356)
From net realized gains	—	(49,423,384)

Change in net assets resulting from distributions to shareholders	—	(65,850,740)

Capital Transactions:
Proceeds from shares issued	10,501,437	32,451,523
Proceeds from dividends reinvested	—	65,850,740
Value of shares redeemed	(67,306,732)	(126,317,790)

Change in net assets resulting from capital transactions	(56,805,295)	(28,015,527)

Change in net assets	(30,107,882)	(109,202,766)
Net Assets:
Beginning of period	1,171,369,765	1,280,572,531

End of period	$1,141,261,883	$1,171,369,765

Accumulated net investment income/(loss)	$27,992,388	$25,843,573

Share Transactions:
Shares issued	857,989	2,500,941
Dividends reinvested	—	5,424,279
Shares redeemed	(5,603,829)	(9,790,478)

Change in shares	(4,745,840)	(1,865,258)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Balanced Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.15		$13.03	$12.62	$11.52	$10.55	$10.92

Investment Activities:
Net Investment Income/(Loss)	0.04		0.24	0.15	0.12	0.17	0.17
Net Realized and Unrealized Gains/(Losses) on Investments	0.26		(0.42)	0.44	1.19	1.03	(0.27)

Total from Investment Activities	0.30		(0.18)	0.59	1.31	1.20	(0.10)

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.18)	(0.21)	(0.23)	(0.27)
Net Realized Gains	—		(0.53)	—	—	—	—

Total Dividends	—		(0.70)	(0.18)	(0.21)	(0.23)	(0.27)

Net Asset Value, End of Period	$12.45		$12.15	$13.03	$12.62	$11.52	$10.55

Total Return(a)	2.55	%(b)	(1.27)%	4.59%	11.46%	11.39%	(0.90)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,141,262		$1,171,370	$1,280,573	$1,282,663	$1,017,893	$909,669
Net Investment Income/(Loss)(c)	0.38%		1.80%	1.13%	1.27%	1.48%	1.85%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.22%	0.23%	0.23%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.22%	0.21%	0.18%	0.18%
Portfolio Turnover Rate(e)	6	%(b)	11%	23%	6%	32%	20%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Balanced Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $34.8 million as of June 30, 2016. The monthly average notional amount for these contracts was $51.8 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$26,201	Payable for variation margin on futures contracts	$—

Interest Rate Risk Exposure

Interest Rate Contracts		666,967		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(2,608,339)	$(3,384)

Interest Rate Risk Exposure

Interest Rate Contracts		878,739	801,629

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Balanced Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL BlackRock Capital Appreciation Fund	$17,804,205	$1,705	$(4,596)	$16,966,419	$—
AZL Boston Company Research Growth Fund	17,832,600	1,705	(634,687)	17,162,564	—
AZL DFA International Core Equity Fund	11,695,614	1,137	(197,441)	11,082,801	—
AZL DFA U.S. Core Equity Fund	11,839,464	1,137	(672,054)	11,540,282	—
AZL DFA U.S. Small Cap Fund	17,193,496	1,705	(720,433)	17,153,545	—
AZL Federated Clover Small Cap Value Fund	17,276,335	1,705	(565,938)	17,052,421	—
AZL Gateway Fund	23,748,181	2,274	(989,920)	22,985,323	—
AZL International Index Fund	23,031,702	2,274	(6,129)	22,229,298	—
AZL Invesco Growth and Income Fund	29,244,633	2,842	(1,002,997)	28,454,612	—
AZL Invesco International Equity Fund	35,302,480	3,410	(1,573,859)	33,437,699	—
AZL JPMorgan International Opportunities Fund	41,138,740	112,367	(745,368)	38,738,639	—
AZL JPMorgan U.S. Equity Fund	41,104,543	3,979	(1,591,275)	39,456,150	—
AZL MetWest Total Return Bond Fund	131,131,192	668,332	(9,221,274)	128,084,943	—
AZL MFS Investors Trust Fund	17,782,165	1,705	(827,053)	17,246,812	—
AZL MFS Mid Cap Value Fund	11,763,400	1,137	(970,515)	11,490,548	—
AZL MFS Value Fund	35,220,247	3,410	(2,949,542)	34,520,183	—
AZL Mid Cap Index Fund	11,691,526	1,137	(1,025,525)	11,548,860	—
AZL Morgan Stanley Global Real Estate Fund	17,842,604	1,705	(1,573,106)	17,434,584	—
AZL Morgan Stanley Mid Cap Growth Fund	11,480,951	137,888	(3,064)	11,017,405	—
AZL NFJ International Value Fund	22,123,729	1,061,912	(6,129)	21,511,898	—
AZL Oppenheimer Discovery Fund	22,692,149	733,610	(472,099)	23,133,113	—
AZL Pyramis Total Bond Fund	131,393,263	12,697	(11,236,055)	128,313,285	—
AZL Russell 1000 Growth Index Fund	20,714,157	1,989	(769,510)	20,144,834	—
AZL Russell 1000 Value Index Fund	49,813,499	4,831	(3,742,560)	48,889,758	—
AZL Schroder Emerging Markets Equity Fund, Class 2	10,609,329	85,248	(3,064)	11,303,308	—
AZL Wells Fargo Large Cap Growth Fund	17,753,139	1,705	(4,596)	16,890,730	—
NFJ Dividend Value Portfolio	17,517,968	1,188,817	(928,934)	17,253,863	354,104
PIMCO VIT Income Portfolio	—	57,591,106	(739,071)	57,193,997	174,012
PIMCO VIT Global Advantage Strategy Bond Portfolio	12,037,749	40,450	(12,453,473)	—	38,769
PIMCO VIT High Yield Portfolio	35,523,393	711,815	(25,864,958)	11,578,486	687,813
PIMCO VIT Low Duration Portfolio	70,809,315	530,005	(2,883,394)	68,582,798	514,127
PIMCO VIT Real Return Portfolio	47,251,691	244,877	(26,208,350)	23,395,511	239,834
PIMCO VIT Total Return Portfolio	130,913,717	1,504,192	(7,742,660)	128,464,633	1,373,761

	$1,113,277,176	$64,664,808	$(118,329,629)	$1,084,259,302	$3,382,420

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $6,555 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain

8

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,084,259,302	$—	$1,084,259,302
Unaffiliated Investment Company	11,086,456	—	11,086,456

Total Investment Securities	1,095,345,758	—	1,095,345,758

Other Financial Instruments:*
Futures Contracts	693,168	—	693,168

Total Investments	$1,096,038,926	$—	$1,096,038,926

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Balanced Fund	$64,664,808	$118,329,627

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Balanced Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Cost for federal income tax purposes at June 30, 2016 is $974,508,084. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$146,211,529
Unrealized depreciation	(25,373,855)

Net unrealized appreciation/(depreciation)	$120,837,674

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Balanced Fund	$18,065,942	$47,784,798	$65,850,740

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Balanced Fund	$25,843,573	$55,908,885	$—	$95,377,934	$177,130,392

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP Fusion Dynamic Balanced Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL MVP FusionSM Conservative Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Conservative Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Conservative Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Conservative Fund	$1,000.00	$1,034.40	$1.21	0.24%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Conservative Fund	$1,000.00	$1,023.69	$1.21	0.24%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Fixed Income	61.8%
Domestic Equities	24.2
International Equities	9.0
Money Market	1.0

Total Investment Securities	96.0
Net other assets (liabilities)	4.0

Net Assets	100.0%

1

AZL MVP Fusion Conservative Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.0%):
189,916	AZL BlackRock Capital Appreciation Fund	$2,778,466
202,556	AZL Boston Company Research Growth Fund	2,762,867
283,622	AZL DFA U.S. Core Equity Fund	2,776,659
235,478	AZL Federated Clover Small Value Fund	4,139,698
345,872	AZL Gateway Fund	4,178,138
394,704	AZL International Index Fund	5,494,283
508,576	AZL Invesco Growth and Income Fund	6,931,893
335,870	AZL Invesco International Equity Fund	5,467,967
349,010	AZL JPMorgan International Opportunities Fund	5,507,385
425,374	AZL JPMorgan U.S. Equity Fund	6,920,829
3,726,628	AZL MetWest Total Return Bond Fund	38,943,267
140,514	AZL MFS Investors Trust Fund	2,779,373
305,512	AZL MFS Mid Cap Value Fund	2,761,832
623,245	AZL MFS Value Fund	8,388,873
122,124	AZL Mid Cap Index Fund	2,774,666
252,020	AZL Morgan Stanley Global Real Estate Fund	2,827,665
221,490	AZL Multi-Manager Mid Cap Growth Fund	2,757,553
440,787	AZL Oppenheimer Discovery Fund	5,602,399
3,712,426	AZL Pyramis Total Bond Fund	38,980,470

Shares		Fair Value

Affiliated Investment Companies, continued
112,175	AZL Russell 1000 Growth Index Fund	$1,735,350
641,086	AZL Russell 1000 Value Index Fund	8,763,649
245,650	AZL Wells Fargo Large Cap Growth Fund	2,751,275
385,674	NFJ Dividend Value Portfolio	4,172,989
1,654,054	PIMCO VIT Income Portfolio	16,689,404
742,863	PIMCO VIT High Yield Portfolio	5,578,904
2,447,459	PIMCO VIT Low Duration Portfolio	25,135,408
677,108	PIMCO VIT Real Return Portfolio	8,490,930
3,590,520	PIMCO VIT Total Return Portfolio	39,136,672

Total Affiliated Investment Companies (Cost $248,808,613)		265,228,864

Unaffiliated Investment Company (1.0%):
2,763,476	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	2,763,476

Total Unaffiliated Investment Company (Cost $2,763,476)		2,763,476

Total Investment Securities (Cost $251,572,089)(b) — 96.0%		267,992,340
Net other assets (liabilities) — 4.0%		11,276,326

Net Assets — 100.0%		$279,268,666

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $11,219,150 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	47	$4,911,970	$15,777
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	68	9,042,938	213,270

Total					$229,047

See accompanying notes to the financial statements.

2

AZL MVP Fusion Conservative Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$2,763,476
Investments in affiliates, at cost	248,808,613

Total Investment securities, at cost	$251,572,089

Investments in non-affiliates, at value	$2,763,476
Investments in affiliates, at value	265,228,864

Total Investment securities, at value	267,992,340
Segregated cash for collateral	11,219,150
Interest and dividends receivable	219,191
Receivable for capital shares issued	183,261
Receivable for affiliated investments sold	245,559
Prepaid expenses	1,497

Total Assets	279,860,998

Liabilities:
Cash overdraft	308,263
Payable for affiliated investments purchased	219,185
Payable for capital shares redeemed	5,287
Manager fees payable	45,448
Administration fees payable	1,561
Custodian fees payable	2,542
Administrative and compliance services fees payable	177
Trustee fees payable	1,852
Other accrued liabilities	8,017

Total Liabilities	592,332

Net Assets	$279,268,666

Net Assets Consist of:
Capital	$250,468,466
Accumulated net investment income/(loss)	7,180,780
Accumulated net realized gains/(losses) from investment transactions	4,970,122
Net unrealized appreciation/(depreciation) on investments	16,649,298

Net Assets	$279,268,666

Shares of beneficial interest (unlimited number of shares authorized, no par value)	22,622,382
Net Asset Value (offering and redemption price per share)	$12.34

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends from affiliates	$1,096,241
Dividends	3,690

Total Investment Income	1,099,931

Expenses:
Manager fees	270,764
Administration fees	33,026
Custodian fees	2,996
Administrative and compliance services fees	1,167
Trustee fees	4,141
Professional fees	3,203
Shareholder reports	2,150
Other expenses	1,817

Total expenses	319,264

Net Investment Income/(Loss)	780,667

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(2,184,524)
Net realized gains distributions from affiliated underlying funds	198,724
Net realized gains/(losses) on futures contracts	261,588
Change in net unrealized appreciation/depreciation on investments	10,377,180

Net Realized/Unrealized Gains/(Losses) on Investments	8,652,968

Change in Net Assets Resulting From Operations	$9,433,635

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Conservative Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$780,667	$5,684,817
Net realized gains/(losses) on investment transactions	(1,724,212)	8,963,969
Change in unrealized appreciation/depreciation on investments	10,377,180	(16,648,582)

Change in net assets resulting from operations	9,433,635	(1,999,796)

Distributions to Shareholders:
From net investment income	—	(3,752,335)
From net realized gains	—	(9,193,525)

Change in net assets resulting from distributions to shareholders	—	(12,945,860)

Capital Transactions:
Proceeds from shares issued	32,791,484	42,452,840
Proceeds from dividends reinvested	—	12,945,860
Value of shares redeemed	(31,291,615)	(43,561,306)

Change in net assets resulting from capital transactions	1,499,869	11,837,394

Change in net assets	10,933,504	(3,108,262)
Net Assets:
Beginning of period	268,335,162	271,443,424

End of period	$279,268,666	$268,335,162

Accumulated net investment income/(loss)	$7,180,780	$6,400,113

Share Transactions:
Shares issued	2,775,710	3,390,900
Dividends reinvested	—	1,085,152
Shares redeemed	(2,652,103)	(3,460,860)

Change in shares	123,607	1,015,192

See accompanying notes to the financial statements.

4

AZL MVP Fusion Conservative Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$11.93		$12.63	$12.53	$11.99	$11.05	$11.18

Investment Activities:
Net Investment Income/(Loss)	0.03		0.25	0.16	0.16	0.14	0.04
Net Realized and Unrealized Gains/(Losses) on Investments	0.38		(0.35)	0.44	0.78	1.10	0.03

Total from Investment Activities	0.41		(0.10)	0.60	0.94	1.24	0.07

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.19)	(0.27)	(0.20)	(0.17)
Net Realized Gains	—		(0.43)	(0.31)	(0.13)	(0.10)	(0.03)

Total Dividends	—		(0.60)	(0.50)	(0.40)	(0.30)	(0.20)

Net Asset Value, End of Period	$12.34		$11.93	$12.63	$12.53	$11.99	$11.05

Total Return(a)	3.44	%(b)	(0.77)%	4.81%	7.96%	11.27%	0.64%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$279,269		$268,335	$271,443	$265,232	$253,325	$188,191
Net Investment Income/(Loss)(c)	0.58%		2.09%	1.25%	1.29%	1.65%	2.12%
Expenses Before Reductions*(c)(d)	0.24%		0.24%	0.24%	0.24%	0.25%	0.28%
Expenses Net of Reductions*(c)	0.24%		0.24%	0.24%	0.22%	0.20%	0.23%
Portfolio Turnover Rate(e)	17	%(b)	16%	36%	15%	36%	19%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(e)	The portfolio turnover rate can be volatile due to the amount and timing of purchases and sales of fund shares during the period.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Conservative Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $14.0 million as of June 30, 2016. The monthly average notional amount for these contracts was $12.9 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$15,777	Payable for variation margin on futures contracts	$—

Interest Rate Risk Exposure

Interest Rate Contracts		213,270		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/ (Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(9,333)	$11,578

Interest Rate Risk Exposure

Interest Rate Contracts		270,921	253,773

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Conservative Fund	0.20%	0.35%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL BlackRock Capital Appreciation Fund	$2,667,296	$448,437	$(223,956)	$2,778,466	$—
AZL Boston Company Research Growth Fund	2,676,961	366,088	(290,129)	2,762,867	—
AZL DFA U.S. Core Equity Fund	2,642,702	377,896	(347,668)	2,776,659	—
AZL Federated Clover Small Cap Value Fund	3,989,301	680,692	(642,808)	4,139,698	—
AZL Gateway Fund	4,074,260	235,171	(172,360)	4,178,138	—
AZL International Index Fund	5,342,590	946,312	(634,602)	5,494,283	—
AZL Invesco Growth and Income Fund	6,665,181	1,290,782	(1,110,642)	6,931,893	—
AZL Invesco International Equity Fund	5,358,332	855,535	(722,957)	5,467,968	—
AZL JPMorgan International Opportunities Fund	5,342,377	1,006,235	(637,250)	5,507,385	—
AZL JPMorgan U.S. Equity Fund	6,680,672	1,174,254	(955,580)	6,920,829	—
AZL MetWest Total Return Bond Fund	37,397,862	4,151,370	(4,250,889)	38,943,267	—
AZL MFS Investors Trust Fund	2,670,812	327,778	(274,845)	2,779,373	—
AZL MFS Mid Cap Value Fund	2,645,872	364,659	(428,937)	2,761,832	—
AZL MFS Value Fund	7,999,665	1,063,635	(1,228,265)	8,388,873	—
AZL Mid Cap Index Fund	2,641,953	380,019	(474,606)	2,774,666	—
AZL Morgan Stanley Global Real Estate Fund	2,708,491	275,077	(350,158)	2,827,665	—
AZL Morgan Stanley Mid Cap Growth Fund	2,718,779	543,927	(393,527)	2,757,553	—
AZL Oppenheimer Discovery Fund	5,306,190	1,276,067	(1,079,882)	5,602,399	—
AZL Pyramis Total Bond Fund	37,473,948	3,107,115	(4,025,944)	38,980,470	—
AZL Russell 1000 Growth Index Fund	1,667,655	215,072	(175,038)	1,735,350	—
AZL Russell 1000 Value Index Fund	8,350,464	1,206,687	(1,314,055)	8,763,649	—
AZL Wells Fargo Large Cap Growth Fund	2,655,401	481,860	(270,464)	2,751,275	—
NFJ Dividend Value Portfolio	4,012,969	843,239	(568,795)	4,172,989	84,476
PIMCO VIT Income Portfolio	—	16,764,882	(173,698)	16,689,404	50,474
PIMCO VIT Global Advantage Strategy Bond Portfolio	2,701,480	45,436	(2,830,725)	—	8,789
PIMCO VIT High Yield Portfolio	13,546,724	806,881	(9,242,583)	5,578,904	276,522
PIMCO VIT Low Duration Portfolio	24,192,395	2,399,861	(1,503,508)	25,135,408	183,136
PIMCO VIT Real Return Portfolio	13,498,545	761,586	(6,393,885)	8,490,930	84,094
PIMCO VIT Total Return Portfolio	37,387,202	4,332,071	(3,725,385)	39,136,672	408,750

	$255,016,079	$46,728,624	$(44,443,141)	$265,228,864	$1,096,241

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $1,561 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

8

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

4. Investment Valuation Summary

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$265,228,864	$—	$265,228,864
Unaffiliated Investment Company	2,763,476	—	2,763,476

Total Investment Securities	267,992,340	—	267,992,340

Other Financial Instruments:*
Futures Contracts	229,047	—	229,047

Total Investments	$268,221,387	$—	$268,221,387

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Conservative Fund	$46,728,624	$44,443,143

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

Foreign Securities and Currencies Risk: Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those securities.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

9

AZL MVP Fusion Conservative Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

Cost for federal income tax purposes at June 30, 2016 is $254,974,395. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$17,838,818
Unrealized depreciation	(4,820,873)

Net unrealized appreciation/(depreciation)	$13,017,945

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Conservative Fund	$4,227,038	$8,718,822	$12,945,860

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Conservative Fund	$6,400,113	$8,746,625	$—	$4,219,827	$19,366,565

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP Fusion Dynamic Conservative Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL MVP FusionSM Growth Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Growth Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Growth Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Growth Fund	$1,000.00	$991.90	$1.14	0.23%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Growth Fund	$1,000.00	$1,023.74	$1.16	0.23%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	44.4%
International Equities	32.0
Fixed Income	18.9
Money Market	0.3

Total Investment Securities	95.6
Net other assets (liabilities)	4.4

Net Assets	100.0%

1

AZL MVP Fusion Growth Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.3%):
1,153,410	AZL BlackRock Capital Appreciation Fund	$16,874,387
1,235,238	AZL Boston Company Research Growth Fund	16,848,643
1,881,620	AZL DFA International Core Equity Fund	16,370,096
1,739,167	AZL DFA U.S. Core Equity Fund	17,026,444
1,417,422	AZL DFA U.S. Small Cap Fund	13,550,558
770,441	AZL Federated Clover Small Value Fund	13,544,354
1,664,840	AZL Gateway Fund	20,111,262
2,371,476	AZL International Index Fund	33,010,947
1,490,651	AZL Invesco Growth and Income Fund	20,317,576
2,434,362	AZL Invesco International Equity Fund	39,631,421
3,330,726	AZL JPMorgan International Opportunities Fund	52,558,855
2,262,707	AZL JPMorgan U.S. Equity Fund	36,814,245
2,499,701	AZL MetWest Total Return Bond Fund	26,121,880
689,603	AZL MFS Investors Trust Fund	13,640,341
1,501,878	AZL MFS Mid Cap Value Fund	13,576,979
2,022,814	AZL MFS Value Fund	27,227,073
303,401	AZL Mid Cap Index Fund	6,893,273
1,812,546	AZL Morgan Stanley Global Real Estate Fund	20,336,765
1,084,440	AZL Multi-Manager Mid Cap Growth Fund	13,501,272
2,525,453	AZL NFJ International Value Fund	22,678,570
1,346,311	AZL Oppenheimer Discovery Fund	17,111,610

Shares		Fair Value
Affiliated Investment Companies, continued
2,510,924	AZL Pyramis Total Bond Fund	$26,364,698
879,745	AZL Russell 1000 Growth Index Fund	13,609,662
1,742,276	AZL Russell 1000 Value Index Fund	23,816,917
1,620,073	AZL Schroder Emerging Markets Equity Fund, Class 2	10,336,066
1,494,240	AZL Wells Fargo Large Cap Growth Fund	16,735,483
1,262,374	NFJ Dividend Value Portfolio	13,658,884
2,191,493	PIMCO VIT Global Advantage Strategy Bond Portfolio	20,030,246
919,399	PIMCO VIT High Yield Portfolio	6,904,685
650,979	PIMCO VIT Low Duration Portfolio	6,685,554
1,072,192	PIMCO VIT Real Return Portfolio	13,445,287
2,425,741	PIMCO VIT Total Return Portfolio	26,440,582

Total Affiliated Investment Companies (Cost $527,765,150)		635,774,615

Unaffiliated Investment Company (0.3%):
1,714,641	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	1,714,641

Total Unaffiliated Investment Company (Cost $1,714,641)		1,714,641

Total Investment Securities (Cost $529,479,791)(b) — 95.6%		637,489,256
Net other assets (liabilities) — 4.4%		29,582,282

Net Assets — 100.0%		$667,071,538

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $17,614,021 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/19/16	(1,361)	$(142,238,110)	$(4,772,402)
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	31	4,122,516	98,764

Total					$(4,673,638)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Growth Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$1,714,641
Investments in affiliates, at cost	527,765,150

Total Investment securities, at cost	$529,479,791

Investments in non-affiliates, at value	$1,714,641
Investments in affiliates, at value	635,774,615

Total Investment securities, at value	637,489,256
Segregated cash for collateral	17,614,021
Interest and dividends receivable	206,689
Receivable for capital shares issued	80,786
Receivable for affiliated investments sold	12,519,586
Prepaid expenses	3,979

Total Assets	667,914,317

Liabilities:
Cash overdraft	240,586
Payable for affiliated investments purchased	206,694
Payable for capital shares redeemed	1,842
Payable for variation margin on futures contracts	254,669
Manager fees payable	110,773
Administration fees payable	2,413
Custodian fees payable	4,952
Administrative and compliance services fees payable	348
Trustee fees payable	3,535
Other accrued liabilities	16,967

Total Liabilities	842,779

Net Assets	$667,071,538

Net Assets Consist of:
Capital	$630,652,610
Accumulated net investment income/(loss)	14,876,816
Accumulated net realized gains/(losses) from investment transactions	(81,793,715)
Net unrealized appreciation/(depreciation) on investments	103,335,827

Net Assets	$667,071,538

Shares of beneficial interest (unlimited number of shares authorized, no par value)	54,144,122
Net Asset Value (offering and redemption price per share)	$12.32

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends from affiliates	$1,092,162
Dividends	3,524

Total Investment Income	1,095,686

Expenses:
Manager fees	673,848
Administration fees	35,944
Custodian fees	8,784
Administrative and compliance services fees	3,634
Trustee fees	13,081
Professional fees	10,229
Shareholder reports	6,989
Other expenses	5,884

Total expenses	758,393

Net Investment Income/(Loss)	337,293

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	5,233,966
Net realized gains distributions from affiliated underlying funds	672,620
Net realized gains/(losses) on futures contracts	(7,567,445)
Change in net unrealized appreciation/depreciation on investments	(6,180,936)

Net Realized/Unrealized Gains/(Losses) on Investments	(7,841,795)

Change in Net Assets Resulting From Operations	$(7,504,502)

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Growth Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$337,293	$11,590,129
Net realized gains/(losses) on investment transactions	(1,660,859)	68,022,785
Change in unrealized appreciation/depreciation on investments	(6,180,936)	(94,967,859)

Change in net assets resulting from operations	(7,504,502)	(15,354,945)

Distributions to Shareholders:
From net investment income	—	(9,834,523)

Change in net assets resulting from distributions to shareholders	—	(9,834,523)

Capital Transactions:
Proceeds from shares issued	1,837,378	7,766,031
Proceeds from dividends reinvested	—	9,834,523
Value of shares redeemed	(56,272,073)	(123,173,724)

Change in net assets resulting from capital transactions	(54,434,695)	(105,573,170)

Change in net assets	(61,939,197)	(130,762,638)
Net Assets:
Beginning of period	729,010,735	859,773,373

End of period	$667,071,538	$729,010,735

Accumulated net investment income/(loss)	$14,876,816	$14,539,523

Share Transactions:
Shares issued	151,057	593,645
Dividends reinvested	—	795,030
Shares redeemed	(4,698,532)	(9,574,907)

Change in shares	(4,547,475)	(8,186,232)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Growth Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.42		$12.86	$12.47	$10.61	$9.51	$10.15

Investment Activities:
Net Investment Income/(Loss)	0.03		0.21	0.13	0.14	0.12	0.16
Net Realized and Unrealized Gains/(Losses) on Investments	(0.13)		(0.49)	0.42	1.88	1.14	(0.61)

Total from Investment Activities	(0.10)		(0.28)	0.55	2.02	1.26	(0.45)

Dividends to Shareholders From:
Net Investment Income	—		(0.16)	(0.16)	(0.16)	(0.16)	(0.19)

Total Dividends	—		(0.16)	(0.16)	(0.16)	(0.16)	(0.19)

Net Asset Value, End of Period	$12.32		$12.42	$12.86	$12.47	$10.61	$9.51

Total Return(a)	(0.81	)%(b)	(2.07)%	4.36%	19.10%	13.29%	(4.43)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$667,072		$729,011	$859,773	$929,054	$825,122	$727,185
Net Investment Income/(Loss)(c)	0.10%		1.43%	0.90%	1.12%	1.16%	1.32%
Expenses Before Reductions*(c)(d)	0.23%		0.22%	0.22%	0.22%	0.23%	0.23%
Expenses Net of Reductions*(c)	0.23%		0.22%	0.22%	0.21%	0.18%	0.18%
Portfolio Turnover Rate	—	%(b)	15%	15%	8%	25%	24%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Growth Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $146.4 million as of June 30, 2016. The monthly average notional amount for these contracts was $59.9 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$4,772,402

Interest Rate Risk Exposure

Interest Rate Contracts		98,764		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(7,746,150)	$(4,792,378)

Interest Rate Risk Exposure

Interest Rate Contracts		178,705	126,222

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Growth Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL BlackRock Capital Appreciation Fund	$18,515,992	$—	$(769,807)	$16,874,387	$—
AZL Boston Company Research Growth Fund	18,501,975	—	(1,591,221)	16,848,643	—
AZL DFA International Core Equity Fund	18,489,761	—	(1,470,871)	16,370,096	—
AZL DFA U.S. Core Equity Fund	18,502,462	—	(1,981,117)	17,026,444	—
AZL DFA U.S. Small Cap Fund	14,631,047	—	(1,621,135)	13,550,558	—
AZL Federated Clover Small Cap Value Fund	14,720,605	—	(1,444,572)	13,544,354	—
AZL Gateway Fund	22,229,014	—	(2,254,317)	20,111,262	—
AZL International Index Fund	36,745,603	—	(2,486,054)	33,010,947	—
AZL Invesco Growth and Income Fund	22,169,452	—	(1,974,552)	20,317,576	—
AZL Invesco International Equity Fund	44,128,563	—	(4,017,285)	39,631,421	—
AZL JPMorgan International Opportunities Fund	58,689,142	—	(3,647,742)	52,558,855	—
AZL JPMorgan U.S. Equity Fund	40,488,768	—	(3,542,385)	36,814,245	—
AZL MetWest Total Return Bond Fund	29,321,306	—	(4,354,018)	26,121,880	—
AZL MFS Investors Trust Fund	14,835,745	—	(1,396,386)	13,640,341	—
AZL MFS Mid Cap Value Fund	14,862,838	—	(2,082,908)	13,576,979	—
AZL MFS Value Fund	29,488,953	—	(3,975,603)	27,227,073	—
AZL Mid Cap Index Fund	7,468,763	—	(1,102,296)	6,893,273	—
AZL Morgan Stanley Global Real Estate Fund	22,163,939	—	(3,167,962)	20,336,765	—
AZL Morgan Stanley Mid Cap Growth Fund	14,886,012	—	(604,269)	13,501,272	—
AZL NFJ International Value Fund	25,042,068	—	(480,690)	22,678,570	—
AZL Oppenheimer Discovery Fund	18,059,719	—	(1,041,029)	17,111,610	—
AZL Pyramis Total Bond Fund	29,388,328	—	(4,738,597)	26,364,698	—
AZL Russell 1000 Growth Index Fund	14,825,828	—	(1,325,718)	13,609,662	—
AZL Russell 1000 Value Index Fund	25,872,103	—	(3,388,782)	23,816,917	—
AZL Schroder Emerging Markets Equity Fund Class 2	10,789,905	—	(1,042,118)	10,336,066	—
AZL Wells Fargo Large Cap Growth Fund	18,436,313	—	(813,753)	16,735,483	—
NFJ Dividend Value Portfolio	14,848,094	958,537	(1,669,823)	13,658,884	285,923
PIMCO VIT Global Advantage Strategy Bond Portfolio	22,075,908	157,240	(3,024,018)	20,030,246	154,786
PIMCO VIT High Yield Portfolio	7,378,469	183,296	(889,356)	6,904,685	179,021
PIMCO VIT Low Duration Portfolio	7,414,046	51,797	(791,860)	6,685,554	50,849
PIMCO VIT Real Return Portfolio	14,752,643	134,242	(2,114,452)	13,445,287	134,086
PIMCO VIT Total Return Portfolio	29,295,593	295,263	(3,939,203)	26,440,582	287,497

	$699,018,957	$1,780,375	$(68,743,899)	$635,774,615	$1,092,162

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $3,957 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain

8

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$635,774,615	$—	$635,774,615
Unaffiliated Investment Company	1,714,641	—	1,714,641

Total Investment Securities	637,489,256	—	637,489,256

Other Financial Instruments:*
Futures Contracts	(4,673,638)	—	(4,673,638)

Total Investments	$632,815,618	$—	$632,815,618

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Growth Fund	$1,780,374	$68,743,900

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $561,900,911. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$122,471,689
Unrealized depreciation	(46,883,344)

Net unrealized appreciation/(depreciation)	$75,588,345

9

AZL MVP Fusion Growth Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of the end of its tax year ended December 31, 2015, the Fund has capital loss carry forwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration. The Board does not intend to authorize a distribution of any realized gain for the Fund until any applicable CLCF has been offset or expires.

During the year ended December 31, 2015, the Fund utilized $62,069,520 in CLCFs to offset capital gains.

CLCFs subject to expiration:

Expires 12/31/2017
AZL MVP Fusion Growth Fund	$45,026,030

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Growth Fund	$9,834,523	$—	$9,834,523

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Growth Fund	$14,539,523	$—	$(45,026,030)	$74,409,937	$43,923,430

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the AZL MVP Growth Index Strategy Fund will acquire the assets and liabilities of the Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL MVP FusionSM Moderate Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Fusion Moderate Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Fusion Moderate Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Moderate Fund	$1,000.00	$1,009.90	$1.10	0.22%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Fusion Moderate Fund	$1,000.00	$1,023.77	$1.11	0.22%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	38.6%
Fixed Income	33.8
International Equities	23.6
Money Market	0.6

Total Investment Securities	96.6
Net other assets (liabilities)	3.4

Net Assets	100.0%

1

AZL MVP Fusion Moderate Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value
Affiliated Investment Companies (96.0%):
3,277,075	AZL BlackRock Capital Appreciation Fund	$47,943,602
3,578,547	AZL Boston Company Research Growth Fund	48,811,382
5,398,246	AZL DFA International Core Equity Fund	46,964,737
3,776,898	AZL DFA U.S. Core Equity Fund	36,975,833
5,094,110	AZL DFA U.S. Small Cap Fund	48,699,692
2,082,317	AZL Federated Clover Small Value Fund	36,607,130
5,062,157	AZL Gateway Fund	61,150,859
5,100,716	AZL International Index Fund	71,001,960
5,336,914	AZL Invesco Growth and Income Fund	72,742,132
7,262,538	AZL Invesco International Equity Fund	118,234,116
8,950,422	AZL JPMorgan International Opportunities Fund	141,237,655
5,898,145	AZL JPMorgan U.S. Equity Fund	95,962,813
17,053,470	AZL MetWest Total Return Bond Fund	178,208,756
2,475,906	AZL MFS Investors Trust Fund	48,973,422
4,064,271	AZL MFS Mid Cap Value Fund	36,741,012
6,355,895	AZL MFS Value Fund	85,550,345
1,095,322	AZL Mid Cap Index Fund	24,885,711
4,401,506	AZL Morgan Stanley Global Real Estate Fund	49,384,895
2,776,406	AZL Multi-Manager Mid Cap Growth Fund	34,566,255
6,966,753	AZL NFJ International Value Fund	62,561,445
3,818,785	AZL Oppenheimer Discovery Fund	48,536,751
16,988,493	AZL Pyramis Total Bond Fund	178,379,172
2,981,020	AZL Russell 1000 Growth Index Fund	46,116,373
6,938,049	AZL Russell 1000 Value Index Fund	94,843,128

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Shares		Fair Value
Affiliated Investment Companies, continued
3,643,209	AZL Schroder Emerging Markets Equity Fund, Class 2	$23,243,674
4,264,109	AZL Wells Fargo Large Cap Growth Fund	47,758,023
4,534,128	NFJ Dividend Value Portfolio	49,059,261
9,614,665	PIMCO VIT Income Portfolio	97,011,972
5,367,702	PIMCO VIT Global Advantage Strategy Bond Portfolio	49,060,793
3,312,422	PIMCO VIT High Yield Portfolio	24,876,288
7,106,119	PIMCO VIT Low Duration Portfolio	72,979,845
2,012,789	PIMCO VIT Real Return Portfolio	25,240,377
16,410,629	PIMCO VIT Total Return Portfolio	178,875,855

Total Affiliated Investment Companies (Cost $1,996,667,194)		2,283,185,264

Unaffiliated Investment Company (0.6%):
14,665,810	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	14,665,810

Total Unaffiliated Investment Company (Cost $14,665,810)		14,665,810

Total Investment Securities (Cost $2,011,333,004)(b) — 96.6%		2,297,851,074
Net other assets (liabilities) — 3.4%		80,100,591

Net Assets — 100.0%		$2,377,951,665

Futures Contracts

Cash of $81,966,212 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/19/16	(2,416)	$(252,496,160)	$(6,326,930)
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	261	34,708,922	832,595

Total					$(5,494,335)

See accompanying notes to the financial statements.

2

AZL MVP Fusion Moderate Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$14,665,810
Investments in affiliates, at cost	1,996,667,194

Total Investment securities, at cost	$2,011,333,004

Investments in non-affiliates, at value	$14,665,810
Investments in affiliates, at value	2,283,185,264

Total Investment securities, at value	2,297,851,074
Segregated cash for collateral	81,966,212
Interest and dividends receivable	1,008,269
Receivable for affiliated investments sold	773,367
Prepaid expenses	13,566

Total Assets	2,381,612,488

Liabilities:
Cash overdraft	773,367
Payable for affiliated investments purchased	1,008,324
Payable for capital shares redeemed	627,074
Payable for variation margin on futures contracts	776,371
Manager fees payable	391,841
Administration fees payable	6,313
Custodian fees payable	14,632
Administrative and compliance services fees payable	1,139
Trustee fees payable	11,575
Other accrued liabilities	50,187

Total Liabilities	3,660,823

Net Assets	$2,377,951,665

Net Assets Consist of:
Capital	$1,945,411,364
Accumulated net investment income/(loss)	53,948,686
Accumulated net realized gains/(losses) from investment transactions	97,567,880
Net unrealized appreciation/(depreciation) on investments	281,023,735

Net Assets	$2,377,951,665

Shares of beneficial interest (unlimited number of shares authorized, no par value)	193,908,051
Net Asset Value (offering and redemption price per share)	$12.26

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends from affiliates	$5,542,050
Dividends	21,331

Total Investment Income	5,563,381

Expenses:
Manager fees	2,358,772
Administration fees	42,177
Custodian fees	32,815
Administrative and compliance services fees	14,418
Trustee fees	51,616
Professional fees	40,146
Shareholder reports	24,339
Other expenses	20,955

Total expenses	2,585,238

Net Investment Income/(Loss)	2,978,143

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(2,093,087)
Net realized gains distributions from affiliated underlying funds	2,369,004
Net realized gains/(losses) on futures contracts	(12,796,082)
Change in net unrealized appreciation/depreciation on investments	30,189,234

Net Realized/Unrealized Gains/(Losses) on Investments	17,669,069

Change in Net Assets Resulting From Operations	$20,647,212

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Fusion Moderate Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$2,978,143	$42,580,237
Net realized gains/(losses) on investment transactions	(12,520,165)	159,251,263
Change in unrealized appreciation/depreciation on investments	30,189,234	(245,260,925)

Change in net assets resulting from operations	20,647,212	(43,429,425)

Distributions to Shareholders:
From net investment income	—	(33,171,485)
From net realized gains	—	(99,506,982)

Change in net assets resulting from distributions to shareholders	—	(132,678,467)

Capital Transactions:
Proceeds from shares issued	4,244,963	21,944,038
Proceeds from dividends reinvested	—	132,678,467
Value of shares redeemed	(113,374,141)	(236,492,530)

Change in net assets resulting from capital transactions	(109,129,178)	(81,870,025)

Change in net assets	(88,481,966)	(257,977,917)
Net Assets:
Beginning of period	2,466,433,631	2,724,411,548
End of period	$2,377,951,665	$2,466,433,631

Accumulated net investment income/(loss)	$53,948,686	$50,970,543

Share Transactions:
Shares issued	354,294	1,694,159
Dividends reinvested	—	10,956,108
Shares redeemed	(9,523,635)	(18,282,963)

Change in shares	(9,169,341)	(5,632,696)

See accompanying notes to the financial statements.

4

AZL MVP Fusion Moderate Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	Year Ended December 31, 2012	Year Ended December 31, 2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.15		$13.05	$12.68	$11.17	$10.09	$10.58

Investment Activities:
Net Investment Income/(Loss)	0.03		0.22	0.14	0.11	0.13	0.14
Net Realized and Unrealized Gains/(Losses) on Investments	0.08		(0.45)	0.40	1.57	1.13	(0.44)

Total from Investment Activities	0.11		(0.23)	0.54	1.68	1.26	(0.30)

Dividends to Shareholders From:
Net Investment Income	—		(0.17)	(0.17)	(0.17)	(0.18)	(0.19)
Net Realized Gains	—		(0.50)	—	—	—	—

Total Dividends	—		(0.67)	(0.17)	(0.17)	(0.18)	(0.19)

Net Asset Value, End of Period	$12.26		$12.15	$13.05	$12.68	$11.17	$10.09

Total Return(a)	0.99	%(b)	(1.71)%	4.24%	15.17%	12.53%	(2.84)%
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$2,377,952		$2,466,434	$2,724,412	$2,753,188	$2,068,583	$1,808,566
Net Investment Income/(Loss)(c)	0.25%		1.61%	1.04%	1.22%	1.34%	1.63%
Expenses Before Reductions*(c)(d)	0.22%		0.22%	0.22%	0.22%	0.23%	0.22%
Expenses Net of Reductions*(c)	0.22%		0.22%	0.22%	0.21%	0.18%	0.17%
Portfolio Turnover Rate	5	%(b)	13%	20%	5%	23%	19%

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(b)	Not annualized.

(c)	Annualized for periods less than one year.

(d)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Fusion Moderate Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, and reclassification of certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $287.2 million as of June 30, 2016. The monthly average notional amount for these contracts was $141.0 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$6,326,930

Interest Rate Risk Exposure

Interest Rate Contracts		832,595		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(13,971,130)	$(6,386,357)

Interest Rate Risk Exposure

Interest Rate Contracts		1,175,048	1,009,557

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Fusion Moderate Fund	0.20%	0.30%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL BlackRock Capital Appreciation Fund	$50,328,837	$—	$(24,345)	$47,943,602	$—
AZL Boston Company Research Growth Fund	50,337,874	—	(1,424,354)	48,811,382	—
AZL DFA International Core Equity Fund	49,437,510	—	(705,410)	46,964,737	—
AZL DFA U.S. Core Equity Fund	37,827,249	—	(2,028,648)	36,975,833	—
AZL DFA U.S. Small Cap Fund	48,891,631	—	(2,123,567)	48,699,692	—
AZL Federated Clover Small Cap Value Fund	37,135,743	—	(1,260,108)	36,607,130	—
AZL Gateway Fund	62,902,297	—	(2,339,885)	61,150,859	—
AZL International Index Fund	73,591,005	—	(36,516)	71,001,960	—
AZL Invesco Growth and Income Fund	74,869,579	—	(2,643,267)	72,742,132	—
AZL Invesco International Equity Fund	123,843,714	—	(4,537,738)	118,234,116	—
AZL JPMorgan International Opportunities Fund	148,517,692	—	(873,035)	141,237,655	—
AZL JPMorgan U.S. Equity Fund	99,561,222	—	(3,433,845)	95,962,813	—
AZL MetWest Total Return Bond Fund	184,042,489	—	(13,510,217)	178,208,756	—
AZL MFS Investors Trust Fund	50,196,448	—	(2,042,164)	48,973,422	—
AZL MFS Mid Cap Value Fund	37,659,270	—	(3,133,661)	36,741,012	—
AZL MFS Value Fund	87,233,557	—	(7,209,938)	85,550,345	—
AZL Mid Cap Index Fund	25,256,049	—	(2,267,694)	24,885,711	—
AZL Morgan Stanley Global Real Estate Fund	50,337,373	—	(4,220,864)	49,384,895	—
AZL Morgan Stanley Mid Cap Growth Fund	36,501,500	—	(18,258)	34,566,255	—
AZL NFJ International Value Fund	67,686,831	—	(36,516)	62,561,445	—
AZL Oppenheimer Discovery Fund	48,294,451	—	(24,345)	48,536,751	—
AZL Pyramis Total Bond Fund	184,410,195	—	(17,420,969)	178,379,172	—
AZL Russell 1000 Growth Index Fund	47,138,571	—	(1,483,463)	94,843,128	—
AZL Russell 1000 Value Index Fund	96,605,035	—	(7,197,573)	46,116,373	—
AZL Schroder Emerging Markets Equity Fund, Class 2	22,017,103	—	(12,172)	23,243,674	—
AZL Wells Fargo Large Cap Growth Fund	50,214,179	—	(24,345)	47,758,023	—
NFJ Dividend Value Portfolio	49,908,535	3,376,047	(2,706,686)	49,059,261	1,007,043
PIMCO VIT Income Portfolio	—	96,864,285	(429,274)	97,011,972	294,785
PIMCO VIT Global Advantage Strategy Bond Portfolio	75,491,591	457,602	(29,665,016)	49,060,793	449,211
PIMCO VIT High Yield Portfolio	50,382,020	1,080,099	(28,283,276)	24,876,288	1,050,896
PIMCO VIT Low Duration Portfolio	75,392,750	556,515	(3,103,596)	72,979,845	546,871
PIMCO VIT Real Return Portfolio	75,381,720	275,575	(53,662,571)	25,240,377	274,783
PIMCO VIT Total Return Portfolio	183,590,172	1,967,123	(11,965,808)	178,875,855	1,918,461

	$2,354,984,192	$104,577,246	$(209,849,124)	$2,283,185,264	$5,542,050

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $13,750 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain

8

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$2,283,185,264	$—	$2,283,185,264
Unaffiliated Investment Company	14,665,810	—	14,665,810

Total Investment Securities	2,297,851,074	—	2,297,851,074

Other Financial Instruments:*
Futures Contracts	(5,494,335)	—	(5,494,335)

Total Investments	$2,292,356,739	$—	$2,292,356,739

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Fusion Moderate Fund	$104,577,247	$209,849,123

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $2,049,440,372. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$327,961,582
Unrealized depreciation	(79,550,880)

Net unrealized appreciation/(depreciation)	$248,410,702

9

AZL MVP Fusion Moderate Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Fusion Moderate Fund	$33,171,485	$99,506,982	$132,678,467

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Fusion Moderate Fund	$50,970,543	$148,289,814	$—	$212,632,732	$411,893,089

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP Fusion Dynamic Moderate Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MVP Growth Index Strategy Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 11

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Growth Index Strategy Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Growth Index Strategy Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,021.40	$0.60	0.12%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Growth Index Strategy Fund	$1,000.00	$1,024.27	$0.60	0.12%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	52.4%
Fixed Income	23.8
International Equities	19.0
Money Market	1.2

Total Investment Securities	96.4
Net other assets (liabilities)	3.6

Net Assets	100.0%

1

AZL MVP Growth Index Strategy Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Affiliated Investment Companies (95.2%):
31,424,864	AZL Enhanced Bond Index Fund	$355,729,464
20,384,335	AZL International Index Fund	283,749,944
7,269,143	AZL Mid Cap Index Fund	165,154,937
36,393,189	AZL S&P 500 Index Fund, Class 2	536,435,611
5,784,088	AZL Small Cap Stock Index Fund	82,712,456

Total Affiliated Investment Companies (Cost $1,311,834,822)		1,423,782,412

Unaffiliated Investment Companies (1.2%):
4,216,892	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 16.00%(a)	4,216,892
13,358,414	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	13,358,414

Total Unaffiliated Investment Companies (Cost $17,575,306)		17,575,306

Total Investment Securities (Cost $1,329,410,128)(b) — 96.4%		1,441,357,718
Net other assets (liabilities) — 3.6%		54,420,887

Net Assets — 100.0%		$1,495,778,605

Percentages	indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $56,119,672 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/19/16	(1,361)	$(142,238,110)	$(3,301,451)
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	133	17,686,922	424,263

Total					$(2,877,188)

See accompanying notes to the financial statements.

2

AZL MVP Growth Index Strategy Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$17,575,306
Investments in affiliates, at cost	1,311,834,822

Total Investment securities, at cost	$1,329,410,128

Investments in non-affiliates, at value	$17,575,306
Investments in affiliates, at value	1,423,782,412

Total Investment securities, at value	1,441,357,718
Segregated cash for collateral	56,119,672
Interest and dividends receivable	2,304
Receivable for capital shares issued	25,251
Prepaid expenses	7,410

Total Assets	1,497,512,355

Liabilities:
Payable for affiliated investments purchased	981,220
Payable for capital shares redeemed	104,788
Payable for variation margin on futures contracts	475,227
Manager fees payable	121,671
Administration fees payable	3,927
Custodian fees payable	8,518
Administrative and compliance services fees payable	820
Trustee fees payable	7,735
Other accrued liabilities	29,844

Total Liabilities	1,733,750

Net Assets	$1,495,778,605

Net Assets Consist of:
Capital	$1,357,252,021
Accumulated net investment income/(loss)	31,113,189
Accumulated net realized gains/(losses) from investment transactions	(1,657,007)
Net unrealized appreciation/(depreciation) on investments	109,070,402

Net Assets	$1,495,778,605

Shares of beneficial interest (unlimited number of shares authorized, no par value)	108,139,828
Net Asset Value (offering and redemption price per share)	$13.83

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$17,887

Total Investment Income	17,887

Expenses:
Manager fees	704,028
Administration fees	38,802
Custodian fees	18,537
Administrative and compliance services fees	8,329
Trustee fees	29,639
Professional fees	22,493
Shareholder reports	13,975
Other expenses	11,760

Total expenses	847,563

Net Investment Income/(Loss)	(829,676)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(1,043,706)
Net realized gains/(losses) on futures contracts	(8,864,222)
Change in net unrealized appreciation/depreciation on investments	42,222,417

Net Realized/Unrealized Gains/(Losses) on Investments	32,314,489

Change in Net Assets Resulting From Operations	$31,484,813

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Growth Index Strategy Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(829,676)	$27,850,585
Net realized gains/(losses) on investment transactions	(9,907,928)	13,418,517
Change in unrealized appreciation/depreciation on investments	42,222,417	(58,218,218)

Change in net assets resulting from operations	31,484,813	(16,949,116)

Distributions to Shareholders:
From net investment income	—	(11,042,254)
From net realized gains	—	(11,515,211)

Change in net assets resulting from distributions to shareholders	—	(22,557,465)

Capital Transactions:
Proceeds from shares issued	93,423,051	307,517,730
Proceeds from dividends reinvested	—	22,557,465
Value of shares redeemed	(21,589,705)	(16,365,383)

Change in net assets resulting from capital transactions	71,833,346	313,709,812

Change in net assets	103,318,159	274,203,231
Net Assets:
Beginning of period	1,392,460,446	1,118,257,215

End of period	$1,495,778,605	$1,392,460,446

Accumulated net investment income/(loss)	$31,113,189	$31,942,865

Share Transactions:
Shares issued	6,982,659	21,813,939
Dividends reinvested	—	1,683,393
Shares redeemed	(1,616,374)	(1,188,071)

Change in shares	5,366,285	22,309,261

See accompanying notes to the financial statements.

4

AZL MVP Growth Index Strategy Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.55		$13.90	$13.23	$10.95	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.02)		0.25	0.10	0.10	0.09
Net Realized and Unrealized Gains/(Losses) on Investments	0.30		(0.36)	0.75	2.18	1.01

Total from Investment Activities	0.28		(0.11)	0.85	2.28	1.10

Dividends to Shareholders From:
Net Investment Income	—		(0.12)	(0.10)	—	(0.12)
Net Realized Gains	—		(0.12)	(0.08)	— (b)	(0.03)

Total Dividends	—		(0.24)	(0.18)	— (b)	(0.15)

Net Asset Value, End of Period	$13.83		$13.55	$13.90	$13.23	$10.95

Total Return(c)	2.14	%(d)	(0.80)%	6.47%	20.85%	10.98	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$1,495,779		$1,392,460	$1,118,257	$768,606	$261,143
Net Investment Income/(Loss)(e)	(0.12)%		2.17%	1.05%	1.25%	1.47%
Expenses Before Reductions*(e)(f)	0.12%		0.12%	0.12%	0.13%	0.22%
Expenses Net of Reductions*(e)	0.12%		0.12%	0.12%	0.13%	0.15%
Portfolio Turnover Rate	1	%(d)	1%	1%	— (g)	11	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 2012, the Fund’s primary vehicle for gaining exposure to derivatives was through investments in its wholly-owned and controlled subsidiary, the AZL MVP GIS Investments Trust (the “Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

(g)	Represents less than 0.5%.

See accompanying notes to the financial statements.

5

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Growth Index Strategy Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $159.9 million as of June 30, 2016. The monthly average notional amount for these contracts was $98.2 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$3,301,451

Interest Rate Risk Exposure

Interest Rate Contracts		424,263		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(9,376,035)	$(3,344,483)

Interest Rate Risk Exposure

Interest Rate Contracts		511,813	501,942

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Growth Index Strategy Fund	0.10%	0.20%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Enhanced Bond Index Fund	$331,777,725	$13,143,932	$(5,889,956)	$355,729,464	$—
AZL International Index Fund	264,425,252	29,829,952	(2,016,969)	283,749,944	—
AZL Mid Cap Index Fund	152,345,889	3,576,574	(2,743,102)	165,154,937	—
AZL S&P 500 Index Fund, Class 2	497,220,720	21,816,111	(1,672,044)	536,435,611	—
AZL Small Cap Stock Index Fund	75,970,242	2,983,491	(1,006,657)	82,712,456	—

	$1,321,739,828	$71,350,060	$(13,328,728)	$1,423,782,412	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $8,059 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

8

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$1,423,782,412	$—	$1,423,782,412
Unaffiliated Investment Company	17,575,306	—	17,575,306

Total Investment Securities	1,441,357,718	—	1,441,357,718

Other Financial Instruments:*
Futures Contracts	(2,877,188)	—	(2,877,188)

Total Investments	$1,438,480,530	$—	$1,438,480,530

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Growth Index Strategy Fund	$71,350,059	$13,328,728

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $1,330,927,757. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$131,302,009
Unrealized depreciation	(20,872,048)

Net unrealized appreciation/(depreciation)	$110,429,961

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Growth Index Strategy Fund	$13,168,359	$9,389,106	$22,557,465

(a)	Total distributions paid may differ from that the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

9

AZL MVP Growth Index Strategy Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Growth Index Strategy Fund	$31,942,865	$8,888,585	$—	$66,210,321	$107,041,771

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a reorganization whereby, subject to shareholder approval, the Fund will acquire the assets and liabilities of the AZL MVP Fusion Growth Fund. A meeting of shareholders to consider the proposal is scheduled for October 12, 2016 and, if approved, the reorganization is expected to occur approximately four weeks subsequent to that date.

10

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Fund of Funds Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

11

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MVP Invesco Equity and Income Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP Invesco Equity and Income Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP Invesco Equity and Income Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Invesco Equity and Income Fund	$1,000.00	$994.10	$0.65	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP Invesco Equity and Income Fund	$1,000.00	$1,024.22	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	95.7%
Money Market	— ^

Total Investment Securities	95.7
Net other assets (liabilities)	4.3

Net Assets	100.0%

^	Represents less than 0.05%

1

AZL MVP Invesco Equity and Income Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (95.7%):
32,705,480	AZL Invesco Equity and Income Fund	$500,066,783

Total Affiliated Investment Company (Cost $484,280,258)		500,066,783

Unaffiliated Investment Companies (0.0%):
77,475	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 16.00%(a)	77,475
166,199	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	166,199

Total Unaffiliated Investment Companies (Cost $243,674)		243,674

Total Investment Securities (Cost $484,523,932)(b) — 95.7%		500,310,457
Net other assets (liabilities) — 4.3%		22,593,356

Net Assets — 100.0%		$522,903,813

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $22,908,484 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Short	9/19/16	(975)	$(101,897,250)	$(3,005,792)
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	72	9,574,875	229,966

Total					$(2,775,826)

See accompanying notes to the financial statements.

2

AZL MVP Invesco Equity and Income Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investments in non-affiliates, at cost	$243,674
Investments in affiliates, at cost	484,280,258

Total Investment securities, at cost	$484,523,932

Investments in non-affiliates, at value	$243,674
Investments in affiliates, at value	500,066,783

Total Investment securities, at value	500,310,457
Segregated cash for collateral	22,908,484
Interest and dividends receivable	36
Receivable for capital shares issued	78,036
Prepaid expenses	2,827

Total Assets	523,299,840

Liabilities:
Payable for affiliated investments purchased	28
Payable for variation margin on futures contracts	313,793
Manager fees payable	43,096
Administration fees payable	3,584
Custodian fees payable	6,729
Administrative and compliance services fees payable	584
Trustee fees payable	5,484
Other accrued liabilities	22,729

Total Liabilities	396,027

Net Assets	$522,903,813

Net Assets Consist of:
Capital	$493,455,895
Accumulated net investment income/(loss)	11,204,477
Accumulated net realized gains/(losses) from investment transactions	5,232,742
Net unrealized appreciation/(depreciation) on investments	13,010,699

Net Assets	$522,903,813

Shares of beneficial interest (unlimited number of shares authorized, no par value)	39,011,015
Net Asset Value (offering and redemption price per share)	$13.40

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$3,400

Total Investment Income	3,400

Expenses:
Manager fees	253,727
Administration fees	36,484
Custodian fees	7,152
Administrative and compliance services fees	3,026
Trustee fees	10,838
Professional fees	8,302
Shareholder reports	5,347
Other expenses	4,382

Total expenses	329,258

Net Investment Income/(Loss)	(325,858)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions from affiliates	(1,631,288)
Net realized gains/(losses) on futures contracts	(8,676,319)
Change in net unrealized appreciation/depreciation on investments	7,442,760

Net Realized/Unrealized Gains/(Losses) on Investments	(2,864,847)

Change in Net Assets Resulting From Operations	$(3,190,705)

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP Invesco Equity and Income Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(325,858)	$10,019,001
Net realized gains/(losses) on investment transactions	(10,307,607)	17,325,307
Change in unrealized appreciation/depreciation on investments	7,442,760	(44,072,890)

Change in net assets resulting from operations	(3,190,705)	(16,728,582)

Distributions to Shareholders:
From net investment income	—	(2,550,798)
From net realized gains	—	(12,524,529)

Change in net assets resulting from distributions to shareholders	—	(15,075,327)

Capital Transactions:
Proceeds from shares issued	21,721,356	83,138,412
Proceeds from dividends reinvested	—	15,075,327
Value of shares redeemed	(16,471,045)	(13,022,406)

Change in net assets resulting from capital transactions	5,250,311	85,191,333

Change in net assets	2,059,606	53,387,424
Net Assets:
Beginning of period	520,844,207	467,456,783

End of period	$522,903,813	$520,844,207

Accumulated net investment income/(loss)	$11,204,477	$11,530,335

Share Transactions:
Shares issued	1,673,156	5,858,209
Dividends reinvested	—	1,120,010
Shares redeemed	(1,260,536)	(909,382)

Change in shares	412,620	6,068,837

See accompanying notes to the financial statements.

4

AZL MVP Invesco Equity and Income Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	Year Ended December 31, 2014	Year Ended December 31, 2013	January 10, 2012 to December 31, 2012 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$13.49		$14.37	$13.34	$10.77	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.01)		0.25	0.06	0.07	0.10
Net Realized and Unrealized Gains/(Losses) on Investments	(0.08)		(0.71)	1.06	2.50	0.79

Total from Investment Activities	(0.09)		(0.46)	1.12	2.57	0.89

Dividends to Shareholders From:
Net Investment Income	—		(0.07)	(0.05)	—	(0.10)
Net Realized Gains	—		(0.35)	(0.04)	— (b)	(0.02)

Total Dividends	—		(0.42)	(0.09)	— (b)	(0.12)

Net Asset Value, End of Period	$13.40		$13.49	$14.37	$13.34	$10.77

Total Return(c)	(0.59	)%(d)	(3.21)%	8.42%	23.88%	8.89	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$522,904		$520,844	$467,457	$298,836	$79,526
Net Investment Income/(Loss)(e)	(0.13)%		1.97%	0.65%	0.89%	1.82%
Expenses Before Reductions*(e)(f)	0.13%		0.13%	0.14%	0.16%	0.36%
Expenses Net of Reductions*(e)	0.13%		0.13%	0.14%	0.15%	0.15%
Portfolio Turnover Rate	2	%(d)	2%	1%	—	9	%(d)

*	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

(a)	Period from commencement of operations. During the period from January 10, 2012 to December 10, 2012, the Fund’s primary vehicle for gaining exposure to derivatives is through investments in its wholly-owned and controlled subsidiary, the AZL MVP IEI Investments Trust (“the Subsidiary”). The Subsidiary was liquidated on December 10, 2012 at its net asset value on such date. The Subsidiary’s operations have been consolidated with the operations of the Fund through its liquidation on December 10, 2012.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP Invesco Equity and Income Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $111.5 million as of June 30, 2016. The monthly average notional amount for these contracts was $67.0 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$—	Payable for variation margin on futures contracts	$3,005,792

Interest Rate Risk Exposure

Interest Rate Contracts		229,966		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(8,980,452)	$(2,838,327)

Interest Rate Risk Exposure

Interest Rate Contracts		304,133	277,403

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP Invesco Equity and Income Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.”

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL Invesco Equity and Income Fund	$494,565,552	$8,108,530	$(10,979,695)	$500,066,783	$—

	$494,565,552	$8,108,530	$(10,979,695)	$500,066,783	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $2,930 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$500,066,783	$—	$500,066,783
Unaffiliated Investment Company	243,674	—	243,674

Total Investment Securities	500,310,457	—	500,310,457

Other Financial Instruments:*
Futures Contracts	(2,775,826)	—	(2,775,826)

Total Investments	$497,534,631	$—	$497,534,631

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP Invesco Equity and Income Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP Invesco Equity and Income Fund	$8,108,530	$10,979,695

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $486,037,286. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$15,786,525
Unrealized depreciation	(1,513,354)

Net unrealized appreciation/(depreciation)	$14,273,171

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP Invesco Equity and Income Fund	$3,299,807	$11,775,520	$15,075,327

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP Invesco Equity and Income Fund	$11,530,335	$15,559,021	$—	$5,549,267	$32,638,623

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP Moderate Index Strategy Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 8/16

AZL® MVP T. Rowe Price Capital Appreciation Fund

Semi-Annual Report

June 30, 2016

(Unaudited)

Expense Examples and Portfolio Composition Page 1

Schedule of Portfolio Investments Page 2

Statement of Assets and Liabilities Page 3

Statement of Operations Page 3

Statements of Changes in Net Assets Page 4

Financial Highlights Page 5

Notes to the Financial Statements Page 6

Other Information Page 10

This report is submitted for the general information of the shareholder of the Fund. The report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which contains details concerning the sales charges and other pertinent information.

AZL MVP T. Rowe Price Capital Appreciation Fund

Expense Examples

(Unaudited)

As a shareholder of the AZL MVP T. Rowe Price Capital Appreciation Fund (the “Fund”), you incur ongoing costs, including management fees, distribution fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in each table do not reflect expenses that apply to the subaccount or the insurance contract. If the expenses that apply to the subaccount of the insurance contract were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,045.00	$0.66	0.13%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period 1/1/16 - 6/30/16*	Annualized Expense Ratio During Period 1/1/16 - 6/30/16
AZL MVP T. Rowe Price Capital Appreciation Fund	$1,000.00	$1,024.24	$0.65	0.13%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 182/366 (to reflect the one half year period).

Portfolio Composition

(Unaudited)

Investments	Percent of Net Assets
Domestic Equities	94.9%
Money Market	1.1

Total Investment Securities	96.0
Net other assets (liabilities)	4.0

Net Assets	100.0%

1

AZL MVP T. Rowe Price Capital Appreciation Fund

Schedule of Portfolio Investments

June 30, 2016 (Unaudited)

Shares		Fair Value

Affiliated Investment Company (94.9%):
44,981,002	AZL T. Rowe Price Capital Appreciation Fund	$757,480,077

Total Affiliated Investment Company (Cost $726,270,517)		757,480,077

Unaffiliated Investment Companies (1.1%):
2,112,794	Dreyfus Treasury Prime Cash Management Fund, Institutional Shares, 16.00%(a)	2,112,794
6,353,675	Goldman Sachs Financial Square Federal Fund, Institutional Shares, 0.23%(a)	6,353,675

Total Unaffiliated Investment Companies (Cost $8,466,469)		8,466,469

Total Investment Securities (Cost $734,736,986)(b) — 96.0%		765,946,546
Net other assets (liabilities) — 4.0%		31,911,721

Net Assets — 100.0%		$797,858,267

Percentages indicated are based on net assets as of June 30, 2016.

(a)	The rate represents the effective yield at June 30, 2016.

(b)	See Federal Tax Information listed in the Notes to the Financial Statements.

Futures Contracts

Cash of $33,723,722 has been segregated to cover margin requirements for the following open contracts as of June 30, 2016:

Description	Type	Expiration Date	Number of Contracts	Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-Mini September Futures	Long	9/19/16	231	$24,141,810	$50,695
U.S. Treasury 10-Year Note September Futures	Long	9/22/16	119	15,825,141	369,800

Total					$420,495

See accompanying notes to the financial statements.

2

AZL MVP T. Rowe Price Capital Appreciation Fund

Statement of Assets and Liabilities

June 30, 2016

(Unaudited)

Assets:
Investment securities, at cost	$8,466,469
Investments in affiliates, at cost	726,270,517

Total Investment securities, at cost	$734,736,986

Investment securities, at value	$8,466,469
Investments in affiliates, at value	757,480,077

Total Investment securities, at value	765,946,546
Segregated cash for collateral	33,723,722
Interest and dividends receivable	1,165
Receivable for capital shares issued	397,813
Receivable for variation margin on futures contracts	1,447
Prepaid expenses	3,340

Total Assets	800,074,033

Liabilities:
Payable for affiliated investments purchased	2,113,879
Manager fees payable	64,364
Administration fees payable	3,119
Custodian fees payable	6,102
Administrative and compliance services fees payable	687
Trustee fees payable	6,109
Other accrued liabilities	21,506

Total Liabilities	2,215,766

Net Assets	$797,858,267

Net Assets Consist of:
Capital	$751,228,293
Accumulated net investment income/(loss)	11,889,569
Accumulated net realized gains/(losses) from investment transactions	3,110,350
Net unrealized appreciation/(depreciation) on investments	31,630,055

Net Assets	$797,858,267

Shares of beneficial interest (unlimited number of shares authorized, no par value)	70,150,276
Net Asset Value (offering and redemption price per share)	$11.37

Statement of Operations

For the Six Months Ended June 30, 2016

(Unaudited)

Investment Income:
Dividends	$8,218

Total Investment Income	8,218

Expenses:
Manager fees	357,734
Administration fees	36,895
Custodian fees	9,556
Administrative and compliance services fees	4,274
Trustee fees	15,116
Professional fees	11,218
Shareholder reports	7,316
Other expenses	5,680

Total expenses	447,789

Net Investment Income/(Loss)	(439,571)

Realized and Unrealized Gains/(Losses) on Investments:
Net realized gains/(losses) on securities transactions	(268,393)
Net realized gains/(losses) on futures contracts	(1,251,368)
Change in net unrealized appreciation/depreciation on investments	36,247,813

Net Realized/Unrealized Gains/(Losses) on Investments	34,728,052

Change in Net Assets Resulting From Operations	$34,288,481

See accompanying notes to the financial statements.

3

Statements of Changes in Net Assets

	AZL MVP T. Rowe Price Capital Appreciation Fund
	For the Six Months Ended June 30, 2016	For the Year Ended December 31, 2015
	(Unaudited)
Change In Net Assets:
Operations:
Net investment income/(loss)	$(439,571)	$2,428,351
Net realized gains/(losses) on investment transactions	(1,519,761)	14,694,243
Change in unrealized appreciation/depreciation on investments	36,247,813	(2,256,692)

Change in net assets resulting from operations	34,288,481	14,865,902

Distributions to Shareholders:
From net investment income	—	—
From net realized gains	—	(201,795)

Change in net assets resulting from distributions to shareholders	—	(201,795)

Capital Transactions:
Proceeds from shares issued	107,365,361	370,902,066
Proceeds from dividends reinvested	—	201,795
Value of shares redeemed	(8,194,232)	(10,212,396)

Change in net assets resulting from capital transactions	99,171,129	360,891,465

Change in net assets	133,459,610	375,555,572
Net Assets:
Beginning of period	664,398,657	288,843,085

End of period	$797,858,267	$664,398,657

Accumulated net investment income/(loss)	$11,889,569	$12,329,140

Share Transactions:
Shares issued	9,855,957	34,364,341
Dividends reinvested	—	19,001
Shares redeemed	(760,177)	(957,157)

Change in shares	9,095,780	33,426,185

See accompanying notes to the financial statements.

4

AZL MVP T. Rowe Price Capital Appreciation Fund

Financial Highlights

(Selected data for a share of beneficial interest outstanding throughout the periods indicated)

	Six Months Ended June 30, 2016		Year Ended December 31, 2015	January 10, 2014 to December 31, 2014 (a)
	(Unaudited)
Net Asset Value, Beginning of Period	$10.88		$10.45	$10.00

Investment Activities:
Net Investment Income/(Loss)	(0.03)		0.04	0.01
Net Realized and Unrealized Gains/(Losses) on Investments	0.52		0.39	1.11

Total from Investment Activities	0.49		0.43	1.12

Dividends to Shareholders From:
Net Investment Income	—		—	(0.01)
Net Realized Gains	—		— (b)	(0.66)

Total Dividends	—		— (b)	(0.67)

Net Asset Value, End of Period	$11.37		$10.88	$10.45

Total Return(c)	4.50	%(d)	4.15%	11.19	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net Assets, End of Period (000’s)	$797,858		$664,399	$288,843
Net Investment Income/(Loss)(e)	(0.12)%		0.49%	0.26%
Expenses Before Reductions(e)(f)	0.13%		0.13%	0.14%
Expenses Net of Reductions(e)	0.13%		0.13%	0.14%
Portfolio Turnover Rate	1	%(d)	1%	1	%(d)

(a)	Period from commencement of operations.

(b)	Represents less than $0.005.

(c)	The returns include reinvested dividends and fund level expenses, but exclude insurance contract charges. If these charges were included, the returns would have been lower.

(d)	Not annualized.

(e)	Annualized for periods less than one year.

(f)	Excludes fee reductions. If such fee reductions had not occurred, the ratios would have been as indicated.

See accompanying notes to the financial statements.

5

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

1. Organization

The Allianz Variable Insurance Products Fund of Funds Trust (the “Trust”) was organized as a Delaware statutory trust on June 16, 2004. The Trust is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) and thus is determined to be an investment company for accounting purposes. The Trust consists of 13 separate investment portfolios (collectively, the “Funds”), of which one is included in this report, the AZL MVP T. Rowe Price Capital Appreciation Fund (the “Fund”), and 12 are presented in separate reports.

The Fund is a “fund of funds,” which means that the Fund invests primarily in other mutual funds. Underlying Funds invest in stock, bonds, and other securities and reflect varying amounts of potential investment risk and reward. The Underlying Funds record their investments at fair value. Periodically, the Fund will adjust its asset allocation as it seeks to achieve its investment objective.

The Trust is authorized to issue an unlimited number of shares of the Fund without par value. Shares of the Fund are available through the variable annuity contracts offered through the separate accounts of participating insurance companies. Currently, the Fund only offers its shares to separate accounts of Allianz Life Insurance Company of North America and Allianz Life Insurance Company of New York, affiliates of the Trust and the Manager, as defined below.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies conform with U.S. generally accepted accounting principles (“U.S. GAAP”). The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation

The Fund records its investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 4 below.

Investment Transactions and Investment Income

Investment transactions are recorded not later than on the business day following trade date. However, for financial reporting purposes, investment transactions are accounted for on trade date. Net realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available.

Dividends to Shareholders

Dividends to shareholders are recorded on the ex-dividend date. The Fund distributes its dividends from net investment income and net realized capital gains, if any, on an annual basis. The amount of dividends from net investment income and from net realized gains is determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, reclassification of certain market discounts, gain/loss, paydowns, and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales and post October losses) do not require reclassification. Dividends to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Expense Allocation

Expenses directly attributable to the Fund are charged directly to the Fund, while expenses attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or some other reasonable method. Expenses which are attributable to more than one Trust are allocated across the Allianz Variable Insurance Products and Allianz Variable Insurance Products Fund of Funds Trusts based upon relative net assets or another reasonable basis. Allianz Investment Management LLC (the “Manager”), serves as the investment manager for the Trust and the Allianz Variable Insurance Products Trust.

Derivative Instruments

All open derivative positions at period end are reflected on the Fund’s Schedule of Portfolio Investments. The following is a description of the derivative instruments utilized by the Fund, including the primary underlying risk exposures related to each instrument type. The Fund’s allocation to the MVP (Managed Volatility Portfolio) risk management process may include (a) derivatives such as index futures, other futures contracts, options, and other similar securities and (b) cash, money market equivalents, short-term debt instruments, money market funds, and short-term debt funds to satisfy all applicable margin requirements and to provide additional portfolio liquidity to satisfy large redemptions and any margin calls. Due to the leverage provided by derivatives, the notional value of the Fund’s derivative positions could exceed 20% of the Fund’s value. The Fund may also use futures to gain equity exposure and may hold cash as a buffer in the event of market shocks.

Futures Contracts

During the period ended June 30, 2016, the Fund invested in futures contracts to reduce volatility and limit the need to decrease or increase allocations to underlying funds. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, the Fund is required to segregate liquid assets in

6

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and a payable or receivable for the change in value (“variation margin”) is recorded by the Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The notional amount of futures contracts outstanding was $40.0 million as of June 30, 2016. The monthly average notional amount for these contracts was $37.6 million for the period ended June 30, 2016. Realized gains and losses are reported as “Net realized gains/(losses) on futures contracts on the Statement of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Fund’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2016:

	Asset Derivative		Liability Derivative
Primary Risk Exposure	Statement of Assets and Liabilities Location	Total Fair Value*	Statement of Assets and Liabilities Location	Total Fair Value*

Equity Risk Exposure

Equity Contracts	Receivable for variation margin on futures contracts	$50,695	Payable for variation margin on futures contracts	$—

Interest Rate Risk Exposure

Interest Rate Contracts		369,800		—

*	For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities as variation margin on futures contracts.

The following is a summary of the effect of derivative instruments on the Statement of Operations, categorized by risk exposure, for the period ended June 30, 2016:

Primary Risk Exposure	Location of Gains/(Losses) on Derivatives Recognized in Income	Realized Gains/(Losses) on Derivatives Recognized in Income	Change in Net Unrealized Appreciation/Depreciation on Derivatives Recognized in Income

Equity Risk Exposure

Equity Contracts	Net Realized gains/(losses) on futures contracts/Change in unrealized appreciation/depreciation on investments	$(1,645,776)	$31,777

Interest Rate Risk Exposure

Interest Rate Contracts		394,408	428,103

3. Related Party Transactions

The Manager provides investment advisory and management services for the Fund. The Manager has contractually agreed to waive fees and reimburse the Fund to limit the annual expenses, excluding interest expense (e.g., cash overdraft fees), taxes, brokerage commissions, acquired fund fees and expenses, other expenditures that are capitalized in accordance with U.S. GAAP and other extraordinary expenses not incurred in the ordinary course of the Fund’s business, based on the daily net assets of the Fund, through April 30, 2017. Expenses incurred for investment advisory and management services are reflected on the Statement of Operations as “Manager fees.”

For the period ended June 30, 2016, the annual rate due to the Manager and the annual expense limit were as follows:

	Annual Rate	Annual Expense Limit
AZL MVP T. Rowe Price Capital Appreciation Fund	0.10%	0.15%

Any amounts contractually waived or reimbursed by the Manager in a particular fiscal year will be subject to repayment by the Fund to the Manager to the extent that from time to time through the next three fiscal years the repayment will not cause the Fund’s expenses to exceed the lesser of the stated limit at the time of the waiver or the current stated limit. Any amounts recouped by the Manager during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reimbursed by the Manager.” At June 30, 2016, there were no remaining contractual reimbursements that are subject to repayment by the Fund in subsequent years.

In addition, the Manager may voluntarily waive or reimburse additional fees in order to maintain more competitive expense ratios. Any voluntary waivers or reimbursements are not subject to repayment in subsequent years. Information on the total amount waived/reimbursed by the Manager or repaid to the Manager by the Fund during the period can be found on the Statement of Operations. During period ended June 30, 2016, there were no voluntary waivers.

7

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

The Manager or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which the Fund invests. At June 30, 2016, these underlying funds are noted as Affiliated Investment Companies in the Fund’s Schedule of Portfolio Investments. The Manager or an affiliate of the Manager is paid a separate fee from the underlying funds for such services. A summary of the Fund’s investments in affiliated investment companies for the period ended June 30, 2016 is as follows:

	Fair Value 12/31/15	Purchases at Cost	Proceeds from Sales	Fair Value 6/30/16	Dividend Income
AZL T. Rowe Price Capital Appreciation Fund	$630,242,972	$95,253,396	$(3,535,831)	$757,480,077	$—

	$630,242,972	$95,253,396	$(3,535,831)	$757,480,077	$—

Pursuant to separate agreements between the Funds and the Manager, the Manager provides a Chief Compliance Officer (“CCO”) and certain compliance oversight and regulatory filing services to the Trust. Under these agreements the Manager is entitled to an amount equal to a portion of the compensation and certain other expenses related to the individuals performing the CCO and compliance oversight services, as well as $100 per hour for time incurred in connection with the preparation and filing of certain documents with the Securities and Exchange Commission. The fees are paid to the Manager on a quarterly basis. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administrative and compliance services fees.”

Citi Fund Services Ohio, Inc. (“Citi” or the “Administrator”), a wholly owned subsidiary of Citigroup, Inc., with which an officer of the Trust is affiliated, serves as the Trust’s administrator and fund accountant, and assists the Trust in all aspects of its administration and operation. The Administrator is entitled to a fee, accrued daily and paid monthly. The Administrator is entitled to an annual fee for each additional class of shares of any Fund, certain annual fees in supporting fair values services, and a Trust-wide annual fee for providing infrastructure and support in implementing the written policies and procedures comprising the Fund’s compliance program. The Administrator is also reimbursed for certain expenses incurred. The total expenses incurred by the Fund for these services are reflected on the Statement of Operations as “Administration fees.” Effective April 1, 2015, the Trust’s transfer agent became FIS SG LLC.

Allianz Life Financial Services, LLC (“ALFS”), an affiliate of the Manager, serves as distributor of the Fund and receives a Trust-wide annual fee of $7,500, paid by the Manager from its profits and not by the Trust, for recordkeeping and reporting services.

In addition, certain legal fees and expenses are paid to a law firm, Dorsey & Whitney LLP, of which the Secretary of the Fund is Senior Counsel. During the period ended June 30, 2016, $4,008 was paid from the Fund relating to these fees and expenses.

Certain Officers and Trustees of the Trust are affiliated with the Manager or the Administrator. Such Officers (except for the Trust’s CCO as noted above) and Trustees receive no compensation from the Trust for serving in their respective roles. For their service to the Trust and to the Allianz Variable Insurance Products Trust, each non-interested Trustee receives a $170,000 annual Board retainer and the Lead Director receives an additional $42,500 annually. In addition, the Trustees are reimbursed for certain expenses associated with attending Board meetings. Compensation to the Trustees is allocated between the Trust and the Allianz Variable Insurance Products Fund of Funds Trust in proportion to the assets under management of each trust. During the period ended June 30, 2016, actual Trustee compensation was $503,200 in total for both trusts.

4. Investment Valuation Summary

The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

●	Level 1 — quoted prices in active markets for identical assets
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Fund determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments.

Investments in other investment companies are valued at their published net asset value (“NAV”). Security prices are generally provided by an independent third party pricing service approved by the Trust’s Board of Trustees (“Trustees”) as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 pm Eastern Time). The investments utilizing Level 1 valuations represent investments in open-end investment companies. Futures contracts are valued at the last sales price as of the close of the primary exchange and are typically categorized as Level 1 in the fair value hierarchy.

For the period ended June 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the valuation inputs used as of June 30, 2016 in valuing the Fund’s investments based upon the three levels defined above:

Investment Securities:	Level 1	Level 2	Total

Affiliated Investment Company	$757,480,077	$—	$757,480,077
Unaffiliated Investment Company	8,466,469	—	8,466,469

Total Investment Securities	765,946,546	—	765,946,546

Other Financial Instruments:*
Futures Contracts	420,495	—	420,495

Total Investments	$766,367,041	$—	$766,367,041

*	Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

8

AZL MVP T. Rowe Price Capital Appreciation Fund

Notes to the Financial Statements

June 30, 2016 (Unaudited)

5. Security Purchases and Sales

For the period ended June 30, 2016, cost of purchases and proceeds from sales of securities (excluding securities maturing less than one year from acquisition) were as follows:

	Purchases	Sales
AZL MVP T. Rowe Price Capital Appreciation Fund	$95,253,396	$3,535,831

6. Investment Risks

Derivatives Risk: The Fund may invest directly or through affiliated or unaffiliated mutual funds or unregistered investment pools in derivative instruments such as futures, options, and options on futures. A derivative is a financial contract whose value depends on, or is derived from, the value of an underlying asset, reference rate, or risk. Use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of other risks, such as liquidity risk, interest rate risk, market risk, credit risk, and selection risk. Derivatives also involve the risk of mispricing or improper valuation and the risk that changes in the value may not correlate perfectly with the underlying asset, rate, or index. Using derivatives may result in losses, possibly in excess of the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances. The other party to a derivatives contract could default.

7. Federal Tax Information

It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code under Subchapter M, applicable to regulated investment companies, and to distribute all of its taxable income, including any net realized gains on investments, to its shareholders. Therefore, no provision is made for federal income taxes.

Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Cost for federal income tax purposes at June 30, 2016 is $735,134,049. The gross unrealized appreciation/(depreciation) on a tax basis is as follows:

Unrealized appreciation	$31,209,560
Unrealized depreciation	(397,063)

Net unrealized appreciation/(depreciation)	$30,812,497

The tax character of dividends paid to shareholders during the year ended December 31, 2015 were as follows:

	Ordinary Income	Net Long-Term Capital Gains	Total Distributions(a)
AZL MVP T. Rowe Price Capital Appreciation Fund	$79,958	$121,837	$201,795

(a)	Total distributions paid may differ from the Statements of Changes in Net Assets because dividends are recognized when actually paid for tax purposes.

As of the latest tax year end December 31, 2015, the components of accumulated earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation/ (Depreciation)(a)	Total Accumulated Earnings/ (Deficit)
AZL MVP T. Rowe Price Capital Appreciation Fund	$12,329,140	$4,719,395	$—	$(4,707,042)	$12,341,493

(a)	The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings and any net capital loss carry forwards will be determined at the end of the current tax year ending December 31, 2016.

8. Subsequent Events

On June 14, 2016, the Board approved a change in the name of the Fund, to AZL MVP T. Rowe Price Capital Appreciation Plus Fund, as well as certain changes in the Fund’s investment strategy as described in the prospectus supplement dated July 15, 2016. These changes are expected to become effective on or about October 14, 2016.

9

Other Information (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request, by visiting the Securities and Exchange Commission’s (‘‘Commission’’) website at www.sec.gov, or by calling 800-624-0197.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 800-624-0197; (ii) on the Allianz Variable Insurance Products Trust’s website at https://www.allianzlife.com; and (iii) on the Commission’s website at http://www.sec.gov.

The Fund files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Fund in this report are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

10

The Allianz VIP Fund of Funds are distributed by Allianz Life Financial Services, LLC.
These Funds are not FDIC Insured.	SARRPT0616 08/16

Item 2.	Code of Ethics.

Not applicable – only for annual reports.

Item 3.	Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4.	Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) Not applicable – only for annual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Allianz Variable Insurance Products Fund of Funds Trust

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 30, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Brian Muench
Brian Muench, Principal Executive Officer

Date	August 30, 2016

By (Signature and Title)	/s/ Bashir Asad
Bashir Asad, Principal Financial Officer

Date	August 25, 2016